UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               KRISTEN MILLAN
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2017


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2017



[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

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         SEMIANNUAL REPORT
         USAA CALIFORNIA BOND FUND
         FUND SHARES (USCBX) o ADVISER SHARES (UXABX)
         SEPTEMBER 30, 2017

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

   Portfolio of Investments                                                   4

   Notes to Portfolio of Investments                                         11

   Financial Statements                                                      13

   Notes to Financial Statements                                             16

EXPENSE EXAMPLE                                                              29

ADVISORY AGREEMENT                                                           31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA CALIFORNIA BOND FUND (THE FUND) PROVIDES CALIFORNIA
INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES.

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TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the state of California, its political subdivisions, instrumentalities, and by other government entities, the interest on which is excludable from gross income for federal income tax and California state income tax purposes (referred to herein as "California tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities. This policy may be changed only by shareholder vote. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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INVESTMENT OVERVIEW

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                         o TOP 10 INDUSTRIES - 9/30/17 o
                                (% of Net Assets)

General Obligation ......................................................  15.2%
Appropriated Debt .......................................................  12.8%
Water/Sewer Utility .....................................................  11.7%
Special Assessment/Tax/Fee ..............................................  11.5%
Escrowed Bonds ..........................................................  11.0%
Hospital ................................................................  10.4%
Real Estate Tax/Fee .....................................................   7.4%
Toll Roads ..............................................................   4.1%
Airport/Port ............................................................   3.9%
Nursing/CCRC ............................................................   3.5%

You will find a complete list of securities that the Fund owns on pages 4-10.

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2  | USAA CALIFORNIA BOND FUND

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                       o PORTFOLIO RATINGS MIX - 9/30/17 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AA                                                                         62.8%
A                                                                          24.7%
BBB                                                                         8.0%
BELOW INVESTMENT-GRADE                                                      2.9%
UNRATED                                                                     1.6%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-10.

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                                                        INVESTMENT OVERVIEW |  3
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PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

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o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD       Community College District

    MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

    PRE       Pre-refunded to a date prior to maturity

    USD       Unified School District

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

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4  | USAA CALIFORNIA BOND FUND

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    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America Corp., Deutsche Bank A.G., or JPMorgan Chase & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program.

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                                                   PORTFOLIO OF INVESTMENTS |  5

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INVESTMENTS

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON        FINAL           VALUE
(000)         SECURITY                                                                    RATE       MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (89.7%)

              CALIFORNIA (86.9%)
$ 2,000       Alameda Corridor Transportation Auth.                                       5.00%      10/01/2037     $  2,280
  1,500       Anaheim Public Financing Auth.                                              5.00        5/01/2046        1,722
  4,235       Association of Bay Area Governments (NBGA)                                  5.00        1/01/2033        4,883
 17,520       Association of Bay Area Governments (INS)                                   4.75        3/01/2036       17,760
  1,500       Association of Bay Area Governments                                         5.00        7/01/2042        1,615
  1,300       Atwater Wastewater (INS)                                                    5.00        5/01/2043        1,487
  3,085       Burbank USD, 4.30%, 8/01/2023                                               4.30(a)     8/01/2033        2,663
  3,000       Burbank USD, 4.35%, 8/01/2023                                               4.35(a)     8/01/2034        2,582
  5,265       Carlsbad USD (INS) (PRE)                                                    5.00       10/01/2034        5,690
  9,500       Centinela Valley Union High School District                                 4.00        8/01/2050        9,851
  3,000       Central USD (INS) (PRE)                                                     5.50        8/01/2029        3,250
  5,000       Chula Vista                                                                 5.88        1/01/2034        5,372
  6,000       City and County of San Francisco Airport Commission                         4.90        5/01/2029        6,464
  2,000       City of Fillmore Wastewater                                                 5.00        5/01/2047        2,288
  1,350       Corona-Norco USD                                                            5.00        9/01/2032        1,506
  6,000       Educational Facilities Auth.                                                5.38        4/01/2034        6,541
  1,000       Educational Facilities Auth.                                                5.00       10/01/2037        1,144
  3,100       Educational Facilities Auth.                                                5.00       10/01/2049        3,601
  1,500       Elk Grove Finance Auth. (INS)                                               5.00        9/01/2038        1,697
 15,000       Foothill/Eastern Transportation Corridor Agency (INS)                       4.21(b)     1/15/2034        8,071
  7,500       Foothill/Eastern Transportation Corridor Agency (INS)                       4.25(b)     1/15/2035        3,852
 18,000       Golden State Tobacco Securitization (INS)                                   4.55        6/01/2022       18,411
 16,675       Golden State Tobacco Securitization                                         5.00        6/01/2033       16,657
  5,000       Health Facilities Financing Auth.                                           5.00        7/01/2033        5,698
  2,000       Health Facilities Financing Auth. (PRE)                                     6.50       10/01/2033        2,114
  8,105       Health Facilities Financing Auth.                                           4.00        3/01/2039        8,398
  1,050       Health Facilities Financing Auth. (NBGA)                                    5.00        7/01/2039        1,201
  2,100       Health Facilities Financing Auth.                                           5.00       11/15/2039        2,367
 14,000       Health Facilities Financing Auth.                                           4.00       11/15/2041       14,443
  7,805       Health Facilities Financing Auth. (NBGA)                                    5.00        6/01/2042        8,752
  1,000       Health Facilities Financing Auth.                                           5.00        8/15/2042        1,124
  2,300       Health Facilities Financing Auth. (NBGA)                                    5.00        7/01/2044        2,614
 10,000       Health Facilities Financing Auth.                                           4.00       10/01/2047       10,375
  9,310       Indio Redevelopment Agency                                                  5.25        8/15/2031        9,613
  6,000       Inland Empire Tobacco Securitization Auth.                                  5.75        6/01/2026        6,271
  1,000       Irvine USD                                                                  5.00        9/01/2042        1,136
  1,000       Irvine USD                                                                  5.00        9/01/2042        1,136
    525       Irvine USD                                                                  5.00        9/01/2047          594

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6  | USAA CALIFORNIA BOND FUND

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
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PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON        FINAL           VALUE
(000)         SECURITY                                                                    RATE       MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
$ 1,000       Irvine USD                                                                  5.00%       9/01/2047     $  1,131
  1,000       Irvine USD                                                                  5.00        9/01/2049        1,126
  1,000       Jurupa Public Financing Auth.                                               5.00        9/01/2042        1,127
  1,500       Local Public Schools Funding Auth. (INS)                                    4.00        8/01/2052        1,562
  3,875       Long Beach Bond Finance Auth.                                               5.00       11/15/2035        4,668
  2,000       Los Angeles County Public Works Financing Auth.                             5.00       12/01/2044        2,311
  6,000       Los Angeles County Public Works Financing Auth.                             5.00       12/01/2045        6,934
 10,000       Madera Redevelopment Agency                                                 5.38        9/01/2038       10,331
  5,790       March Joint Powers Redevelopment Agency (INS)                               4.00        8/01/2041        6,071
  6,000       Modesto Irrigation District                                                 5.75       10/01/2034        6,397
  2,345       Monrovia Financing Auth. (INS)                                              5.00       12/01/2045        2,688
  3,435       Monrovia Financing Auth.                                                    5.00       12/01/2045        3,986
  7,500       Monterey Peninsula CCD (INS) (PRE)                                          5.11(b)     8/01/2029        4,185
  2,000       Mountain View Shoreline Regional Park Community                             5.63        8/01/2035        2,288
    750       Municipal Finance Auth.                                                     5.00        2/01/2037          849
  1,900       Municipal Finance Auth. (NBGA)                                              4.13        5/15/2039        1,995
  1,000       Municipal Finance Auth.                                                     5.00        2/01/2042        1,122
  2,100       Municipal Finance Auth. (NBGA)                                              4.13        5/15/2046        2,183
  1,000       Municipal Finance Auth.                                                     5.00        2/01/2047        1,116
  1,000       Municipal Finance Auth.                                                     5.00        7/01/2047        1,120
  1,000       Municipal Finance Auth.                                                     5.00        6/01/2050        1,093
  1,500       Norco Redevelopment Agency                                                  5.88        3/01/2032        1,658
  1,250       Norco Redevelopment Agency                                                  6.00        3/01/2036        1,386
  5,000       Norwalk Redevelopment Agency (INS)                                          5.00       10/01/2030        5,015
  3,500       Norwalk Redevelopment Agency (INS)                                          5.00       10/01/2035        3,511
  7,500       Norwalk-La Mirada USD (INS)                                                 5.00(b)     8/01/2030        5,098
  6,205       Oakdale Irrigation District (PRE)                                           5.50        8/01/2034        6,722
  5,500       Palomar Pomerado Health (INS)                                               4.89(b)     8/01/2026        4,267
 12,230       Palomar Pomerado Health (INS)                                               6.05(b)     8/01/2031        7,670
  2,000       Pittsburg Successor Redevelopment Agency (INS)                              5.00        9/01/2029        2,371
  4,000       Pollution Control Financing Auth.(c)                                        5.25        8/01/2040        4,351
 10,000       Pollution Control Financing Auth.                                           5.00       11/21/2045       10,019
  1,500       Pomona USD (INS)                                                            5.00        8/01/2039        1,727
  1,000       Public Finance Auth.                                                        5.00       10/15/2037        1,115
  3,000       Public Finance Auth.                                                        5.00       10/15/2047        3,297
  5,705       Public Works Board                                                          5.00        4/01/2031        5,725
  6,875       Public Works Board                                                          5.00        4/01/2031        6,900
  2,000       Regents of the Univ. of California                                          4.00        5/15/2044        2,080
  2,800       Rio Elementary School District (INS)                                        4.00        8/01/2045        2,921
  1,250       Riverside County Public Financing Auth. (INS)                               4.00       10/01/2036        1,319
  1,625       Riverside County Public Financing Auth. (INS)                               4.00       10/01/2037        1,710
  2,000       Riverside County Redevelopment Successor Agency (INS)                       4.00       10/01/2037        2,108
  2,000       Riverside County Transportation Commission                                  5.25        6/01/2039        2,350

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                                                   PORTFOLIO OF INVESTMENTS |  7

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
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PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON        FINAL           VALUE
(000)         SECURITY                                                                    RATE       MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
$ 2,000       RNR School Financing Auth. (INS)                                            5.00%       9/01/2041     $  2,286
  7,115       Roseville Finance Auth. (PRE)                                               5.00        2/01/2037        7,775
  2,000       Sacramento Area Flood Control Agency (INS)                                  5.00       10/01/2044        2,297
  1,100       Sacramento County Airport Systems                                           5.00        7/01/2041        1,266
  1,020       Sacramento USD (INS)                                                        5.00        7/01/2038        1,168
  2,000       San Diego County Regional Airport Auth.                                     5.00        7/01/2040        2,187
  1,500       San Diego County Regional Airport Auth.                                     5.00        7/01/2047        1,742
  1,000       San Diego Public Facilities Financing Auth. (PRE)                           5.25        5/15/2029        1,111
  2,500       San Diego Public Facilities Financing Auth.                                 5.00       10/15/2044        2,886
  3,500       San Francisco City and County Airport (PRE)                                 5.25        5/01/2026        3,591
 10,000       San Jose Financing Auth.                                                    5.00        6/01/2039       11,399
  3,000       San Jose Redevelopment Agency (INS)                                         4.45        8/01/2032        3,006
  1,500       San Luis & Delta-Mendota (INS)                                              5.00        3/01/2038        1,687
  3,000       San Marcos USD Financing Auth. (INS) (PRE)                                  5.00        8/15/2035        3,341
  5,000       San Ramon Successor Redevelopment Agency (INS)                              5.00        2/01/2038        5,711
  3,500       Santa Barbara Financing Auth.                                               5.00        7/01/2029        3,731
  9,000       Santa Barbara Financing Auth.                                               5.00        7/01/2039        9,553
  2,000       Santa Clara                                                                 5.25        7/01/2032        2,293
  5,250       Santa Clarita CCD                                                           4.00        8/01/2046        5,497
  6,000       Santa Cruz County Redevelopment Successor Agency (INS)                      5.00        9/01/2035        6,974
  1,750       School Finance Auth.(c)                                                     5.00        8/01/2041        1,931
  2,250       School Finance Auth.(c)                                                     5.00        8/01/2046        2,471
  1,370       School Finance Auth.(c)                                                     5.00        7/01/2047        1,539
 10,000       South Orange County Public Financing Auth. (INS)                            5.00        8/15/2032       10,025
  4,000       State                                                                       5.25        2/01/2030        4,646
     75       State                                                                       4.50        8/01/2030           75
  5,000       State                                                                       5.75        4/01/2031        5,360
  3,000       State                                                                       5.00        2/01/2043        3,421
  2,500       State                                                                       5.00        9/01/2045        2,902
  9,500       State                                                                       5.00        8/01/2046       11,005
  7,000       State                                                                       5.00       11/01/2047        8,204
 11,795       Statewide Communities Dev. Auth. (NBGA) (PRE)                               5.00       12/01/2027       11,882
 13,000       Statewide Communities Dev. Auth. (NBGA) (PRE)                               5.00       12/01/2037       13,096
  3,500       Statewide Communities Dev. Auth. (NBGA) (PRE)                               5.75        8/15/2038        3,651
  2,500       Statewide Communities Dev. Auth. (PRE)                                      5.00       11/15/2038        2,566
  2,000       Statewide Communities Dev. Auth.                                            5.00        5/15/2040        2,284
  1,500       Statewide Communities Dev. Auth.                                            5.00        5/15/2042        1,640
    500       Statewide Communities Dev. Auth.                                            5.00       11/01/2043          557
  2,400       Statewide Communities Dev. Auth. (NBGA)                                     5.00        8/01/2044        2,739
  2,750       Statewide Communities Dev. Auth.                                            5.00       10/01/2046        3,051
  4,000       Statewide Communities Dev. Auth. (NBGA)                                     4.00       11/01/2046        4,189
  1,000       Statewide Communities Dev. Auth.                                            5.00        5/15/2047        1,148

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8  | USAA CALIFORNIA BOND FUND

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
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PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON        FINAL           VALUE
(000)         SECURITY                                                                    RATE       MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
$ 1,500       Statewide Communities Dev. Auth.                                            5.00%       5/15/2047     $  1,634
  1,000       Statewide Communities Dev. Auth.                                            5.00        5/15/2050        1,141
  3,000       Statewide Communities Dev. Auth.                                            4.00        8/15/2051        3,088
  1,575       Temecula Valley USD (INS)                                                   5.00        9/01/2040        1,797
  7,500       Temecula Valley USD (INS)                                                   4.00        8/01/2045        7,807
  5,710       Tulare (INS)                                                                4.00       11/15/2041        5,968
  5,000       Tulare (INS)                                                                4.00       11/15/2044        5,204
  7,190       Tuolumne Wind Project Auth. (PRE)                                           5.63        1/01/2029        7,616
  4,000       Val Verde USD (INS)                                                         5.00        3/01/2029        4,207
  1,105       Val Verde USD (INS)                                                         5.00        8/01/2034        1,285
  1,530       Val Verde USD (INS)                                                         5.00        8/01/2035        1,776
  1,500       Val Verde USD (INS)                                                         5.13        3/01/2036        1,574
  4,000       Val Verde USD (INS)                                                         5.00        8/01/2044        4,567
  4,475       Val Verde USD (INS)                                                         4.00        8/01/2045        4,668
  3,287       Vallejo Sanitation and Flood Control District (INS)                         5.00        7/01/2019        3,397
  5,000       Victor Valley Union High School District (INS)                              4.00        8/01/2037        5,310
  1,250       Washington Township Health Care District                                    6.00        7/01/2029        1,334
  1,000       Washington Township Health Care District                                    5.00        7/01/2042        1,101
  4,585       West Kern Water District                                                    5.00        6/01/2028        5,179
  6,000       Western Placer USD (INS)                                                    4.00        8/01/2041        6,291
                                                                                                                    --------
                                                                                                                     605,653
                                                                                                                    --------
              GUAM (1.9%)
  1,000       Power Auth.                                                                 5.00       10/01/2034        1,057
  4,000       Waterworks Auth.                                                            5.50        7/01/2043        4,425
  7,000       Waterworks Auth.                                                            5.00        1/01/2046        7,475
                                                                                                                    --------
                                                                                                                      12,957
                                                                                                                    --------
              U.S. VIRGIN ISLANDS (0.9%)
  1,590       Public Finance Auth.                                                        4.00       10/01/2022        1,163
  1,500       Public Finance Auth.                                                        5.00       10/01/2027        1,053
  1,500       Public Finance Auth.                                                        5.00       10/01/2032        1,019
  3,000       Public Finance Auth.(c)                                                     5.00        9/01/2033        3,285
                                                                                                                    --------
                                                                                                                       6,520
                                                                                                                    --------
              Total Fixed-Rate Instruments (cost: $603,476)                                                          625,130
                                                                                                                    --------

              PUT BONDS (3.4%)

              CALIFORNIA (3.4%)
 15,000       Bay Area Toll Auth., MUNIPSA + 1.25%                                        2.19(d)     4/01/2036       15,235
  8,485       Twin Rivers USD (INS)                                                       3.20        6/01/2041        8,499
                                                                                                                    --------
                                                                                                                      23,734
                                                                                                                    --------
              Total Put Bonds (cost: $23,485)                                                                         23,734
                                                                                                                    --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON        FINAL           VALUE
(000)         SECURITY                                                                    RATE       MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (5.9%)

              CALIFORNIA (5.9%)
$ 3,230       Antioch USD (LIQ) (LOC - Deutsche Bank A.G.)(c)                             0.99%(e)    8/01/2047     $  3,230
  1,650       Bay Area Toll Auth. (LIQ)(c)                                                1.03(e)     4/01/2039        1,650
  1,600       Pollution Control Financing Auth.
                (LOC - Mizuho Corporate Bank Ltd.)                                        0.92(e)    11/01/2026        1,600
  8,100       Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(c)                                             1.04(e)    12/01/2033        8,100
  9,595       Semitropic Improvement District (LIQ)(c)                                    1.19(e)    12/01/2018        9,595
  1,400       Statewide Communities Dev. Auth.                                            0.90(e)     4/01/2046        1,400
 15,550       Victorville Joint Powers Financing Auth. (LOC - BNP Paribas)                1.44(e)     5/01/2040       15,550
                                                                                                                    --------
                                                                                                                      41,125
                                                                                                                    --------
              Total Variable-Rate Demand Notes (cost: $41,125)                                                        41,125
                                                                                                                    --------

              TOTAL INVESTMENTS (COST: $668,086)                                                                    $689,989
                                                                                                                    ========

----------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------------------
ASSETS                                   LEVEL 1                   LEVEL 2                   LEVEL 3                   TOTAL
----------------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                        $-                  $625,130                        $-                $625,130
Put Bonds                                      -                    23,734                         -                  23,734
Variable-Rate Demand Notes                     -                    41,125                         -                  41,125
----------------------------------------------------------------------------------------------------------------------------
Total                                         $-                  $689,989                        $-                $689,989
----------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA CALIFORNIA BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

    (d) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2017.

    (e) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

See accompanying notes to financial statements.

================================================================================

12  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $668,086)                                  $689,989
   Cash                                                                                                149
   Receivables:
       Capital shares sold                                                                              85
       Interest                                                                                      7,471
                                                                                                  --------
           Total assets                                                                            697,694
                                                                                                  --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                                         313
       Dividends on capital shares                                                                     445
   Accrued management fees                                                                             161
   Accrued transfer agent's fees                                                                         5
   Other accrued expenses and payables                                                                  67
                                                                                                  --------
           Total liabilities                                                                           991
                                                                                                  --------
               Net assets applicable to capital shares outstanding                                $696,703
                                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                $680,500
   Accumulated net realized loss on investments                                                     (5,700)
   Net unrealized appreciation of investments                                                       21,903
                                                                                                  --------
               Net assets applicable to capital shares outstanding                                $696,703
                                                                                                  ========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $689,477/62,419 capital shares outstanding, no par value)       $  11.05
                                                                                                  ========
       Adviser Shares (net assets of $7,226/655 capital shares outstanding, no par value)         $  11.04
                                                                                                  ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $13,288
                                                                         -------
EXPENSES
   Management fees                                                           960
   Administration and servicing fees:
       Fund Shares                                                           512
       Adviser Shares                                                          5
   Transfer agent's fees:
       Fund Shares                                                            80
       Adviser Shares                                                          1
   Distribution and service fees (Note 6D):
       Adviser Shares                                                          9
   Custody and accounting fees:
       Fund Shares                                                            58
       Adviser Shares                                                          1
   Postage:
       Fund Shares                                                             4
   Shareholder reporting fees:
       Fund Shares                                                             9
   Trustees' fees                                                             16
   Professional fees                                                          47
   Other                                                                      11
                                                                         -------
           Total expenses                                                  1,713
                                                                         -------
NET INVESTMENT INCOME                                                     11,575
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         427
   Change in net unrealized appreciation/(depreciation)                    7,065
                                                                         -------
           Net realized and unrealized gain                                7,492
                                                                         -------
   Increase in net assets resulting from operations                      $19,067
                                                                         =======

See accompanying notes to financial statements.

================================================================================

14  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

------------------------------------------------------------------------------------------------------------

                                                                                    9/30/2017      3/31/2017
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                             $ 11,575       $ 23,528
   Net realized gain on investments                                                       427            644
   Change in net unrealized appreciation/(depreciation) of investments                  7,065        (24,109)
                                                                                     -----------------------
   Increase in net assets resulting from operations                                    19,067             63
                                                                                     -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                                    (11,444)       (23,262)
       Adviser Shares                                                                    (112)          (246)
                                                                                     -----------------------
           Distributions to shareholders                                              (11,556)       (23,508)
                                                                                     -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                         12,610         (6,120)
   Adviser Shares                                                                          64           (951)
                                                                                     -----------------------
       Total net increase (decrease) in net assets from capital share transactions     12,674         (7,071)
                                                                                     -----------------------
   Net increase (decrease) in net assets                                               20,185        (30,516)

NET ASSETS
   Beginning of period                                                                676,518        707,034
                                                                                     -----------------------
   End of period                                                                     $696,703       $676,518
                                                                                     =======================
Overdistribution of net investment income:
   End of period                                                                     $      -       $    (19)
                                                                                     =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA California Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes.

The Fund consists of two classes of shares: California Bond Fund Shares (Fund Shares) and California Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

16  | USAA CALIFORNIA BOND FUND

================================================================================

    valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

18  | USAA CALIFORNIA BOND FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed- delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

================================================================================

20  | USAA CALIFORNIA BOND FUND

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had long-term capital loss carryforwards of $6,126,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $27,527,000 and $25,311,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $28,226,000 and $6,323,000, respectively, resulting in net unrealized appreciation of $21,903,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH PERIOD ENDED                  YEAR ENDED
                                              SEPTEMBER 30, 2017                 MARCH 31, 2017
----------------------------------------------------------------------------------------------------
                                          SHARES             AMOUNT         SHARES            AMOUNT
                                          ----------------------------------------------------------
FUND SHARES:
Shares sold                                3,178           $ 35,100          6,391          $ 71,482
Shares issued from reinvested dividends      808              8,922          1,599            17,832
Shares redeemed                           (2,846)           (31,412)        (8,613)          (95,434)
                                          ----------------------------------------------------------
Net increase (decrease) from capital
  share transactions                       1,140           $ 12,610           (623)         $ (6,120)
                                          ==========================================================
ADVISER SHARES:
Shares sold                                    9           $    105             33          $    364
Shares issued from reinvested dividends        2                 24              6                70
Shares redeemed                               (5)               (65)          (126)*          (1,385)*
                                          ----------------------------------------------------------
Net increase (decrease) from capital
  share transactions                           6           $     64            (87)         $   (951)
                                          ==========================================================

*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and

================================================================================

22  | USAA CALIFORNIA BOND FUND

================================================================================

    affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

    Prior to July 27, 2017, the Fund's base fee was accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond Fund and USAA California Money Market Fund combined. These fees were allocated on a proportional basis to each Fund monthly based on average net assets.

    For the six-month period ended September 30, 2017, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of funds within the Lipper California Municipal Debt Funds category.

    The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                +/- 4
    +/- 51 to 100                               +/- 5
    +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $960,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(136,000) and $(2,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.04)% and (0.05)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $512,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

24  | USAA CALIFORNIA BOND FUND

================================================================================

C.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $80,000 and $1,000, respectively.

D. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

E. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 479,000 Adviser Shares, which represents 73.1% of the Adviser Shares outstanding and 0.8% of the Fund's total outstanding shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

26  | USAA CALIFORNIA BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                                --------------------------------------------------------------------------------
                                    2017          2017           2016           2015          2014          2013
                                --------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  10.92      $  11.29       $  11.27       $  10.83      $  11.17      $  10.71
                                --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .19           .37            .42            .43           .44           .44
  Net realized and
    unrealized gain (loss)           .13          (.37)           .02            .44          (.34)          .46
                                --------------------------------------------------------------------------------
Total from investment
  operations                         .32           .00(c)         .44            .87           .10           .90
                                --------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.19)         (.37)          (.42)          (.43)         (.44)         (.44)
                                --------------------------------------------------------------------------------
Net asset value at end
  of period                     $  11.05      $  10.92       $  11.29       $  11.27      $  10.83      $  11.17
                                ================================================================================
Total return (%)*                   2.90          (.01)          3.98           8.14          1.03          8.48
Net assets at end
  of period (000)               $689,477      $669,435       $698,731       $675,694      $631,184      $689,365
Ratios to average
  net assets:**
  Expenses (%)(b)                    .49(a)        .51            .56            .57           .58           .56
  Net investment
    income (%)                      3.36(a)       3.34           3.74           3.85          4.12          3.95
Portfolio turnover (%)                 4            26              9              4             8             4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $680,878,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -          (.00%)(+)      (.00%)(+)      (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets
(c) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                --------------------------------------------------------------------------------
                                    2017          2017           2016            2015         2014          2013
                                --------------------------------------------------------------------------------
Net asset value at
  beginning of period             $10.91        $11.28         $11.26          $10.82       $11.16        $10.70
                                  ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .17           .35            .39             .40          .41           .41
  Net realized and
    unrealized gain (loss)           .13          (.37)           .02             .44         (.34)          .46
                                  ------------------------------------------------------------------------------
Total from investment
  operations                         .30          (.02)           .41             .84          .07           .87
                                  ------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.17)         (.35)          (.39)           (.40)        (.41)         (.41)
                                  ------------------------------------------------------------------------------
  Redemption fees added to
    beneficial interests               -           .00(d)           -               -            -             -
                                  ------------------------------------------------------------------------------
Net asset value at end
  of period                       $11.04        $10.91         $11.28          $11.26       $10.82        $11.16
                                  ==============================================================================
Total return (%)*                   2.77          (.24)          3.73            7.86          .79          8.26
Net assets at end
  of period (000)                 $7,226        $7,083         $8,303          $7,948       $5,606        $6,149
Ratios to average
  net assets:**
  Expenses (%)(a)                    .74(b)        .75            .80             .83(c)       .82           .77
  Expenses, excluding
    reimbursements (%)(a)            .74(b)        .75            .80             .83          .82           .77
  Net investment income (%)         3.11(b)       3.09           3.49            3.58         3.88          3.73
Portfolio turnover (%)                 4            26              9               4            8             4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $7,191,000.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -          (.00%)(+)      (.00%)(+)       (.00%)(+)    (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average net assets.
(d) Represents less than $0.01 per share.

================================================================================

28  | USAA CALIFORNIA BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                            EXPENSES PAID
                                             BEGINNING               ENDING                DURING PERIOD*
                                           ACCOUNT VALUE         ACCOUNT VALUE             APRIL 1, 2017 -
                                           APRIL 1, 2017       SEPTEMBER 30, 2017        SEPTEMBER 30, 2017
                                           ----------------------------------------------------------------
FUND SHARES
Actual                                       $1,000.00             $1,029.00                   $2.49

Hypothetical
  (5% return before expenses)                 1,000.00              1,022.61                    2.48

ADVISER SHARES
Actual                                        1,000.00              1,027.70                    3.76

Hypothetical
  (5% return before expenses)                 1,000.00              1,021.36                    3.75

*Expenses are equal to the annualized expense ratio of 0.49% for Fund Shares and 0.74% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.90% for Fund Shares and 2.77% for Adviser Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

30  | USAA CALIFORNIA BOND FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses, as compared to comparable investment companies and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the

================================================================================

32  | USAA CALIFORNIA BOND FUND

================================================================================

Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was equal to the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also took into account the high quality of services

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and below its Lipper index for the one-year period ended December 31, 2016 and was above the average of its performance universe and its Lipper index for the three-, five-, and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 35% of its performance universe for the one- and three-year periods ended December 31, 2016, was in the top 25% of its performance universe for the five-year period ended December 31, 2016, and was in the top 30% of its performance universe for the ten-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

34  | USAA CALIFORNIA BOND FUND

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   39600-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA GLOBAL EQUITY INCOME FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA GLOBAL EQUITY INCOME FUND
         FUND SHARES (UGEIX) o INSTITUTIONAL SHARES (UIGEX)
         SEPTEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

   Portfolio of Investments                                                    4

   Notes to Portfolio of Investments                                          11

   Financial Statements                                                       13

   Notes to Financial Statements                                              17

EXPENSE EXAMPLE                                                               32

ADVISORY AGREEMENT                                                            34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GLOBAL EQUITY INCOME FUND (THE FUND) SEEKS TOTAL RETURN WITH AN EMPHASIS ON CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund's equity investments may include common stocks, depositary receipts, real estate investment trusts (REITs), other investment companies, including exchange-traded funds (ETFs), master limited partnerships
(MLPs), securities convertible into common stocks, and securities that carry the right to buy common stocks.

The Fund will invest primarily in global equity securities with an emphasis on companies that the Fund's management believes have attractive dividend policies and/or those with the potential to grow their dividends. Under normal circumstances, the Fund expects to invest at least 40% of its assets in foreign securities (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets in foreign securities).

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                       o TOP 10 HOLDINGS* - 9/30/17 o
                             (% of Net Assets)

Siemens AG ...............................................................  2.9%
Unilever N.V. ............................................................  2.8%
Pfizer, Inc. .............................................................  2.8%
Nestle S.A. ..............................................................  2.6%
Novartis AG ..............................................................  2.6%
Total S.A. ...............................................................  2.5%
AbbVie, Inc. .............................................................  2.5%
Merck & Co., Inc. ........................................................  2.3%
Exxon Mobil Corp. ........................................................  2.3%
Procter & Gamble Co. .....................................................  2.2%

You will find a complete list of securities that the Fund owns on pages 4-10.

*Does not include money market instruments.

================================================================================

2  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

                        o ASSET ALLOCATION - 9/30/17 o

                        [PIE CHART OF ASSET ALLOCATION]

HEALTH CARE                                                                16.5%
CONSUMER STAPLES                                                           14.6%
FINANCIALS                                                                 11.6%
INDUSTRIALS                                                                10.9%
ENERGY                                                                     10.3%
INFORMATION TECHNOLOGY                                                      9.0%
UTILITIES                                                                   7.3%
CONSUMER DISCRETIONARY                                                      6.6%
TELECOMMUNICATION SERVICES                                                  5.9%
MATERIALS                                                                   4.7%
MONEY MARKET INSTRUMENTS                                                    2.4%

                             [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 4-10.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.4%)

              COMMON STOCKS (97.4%)

              CONSUMER DISCRETIONARY (6.6%)
              -----------------------------
              ADVERTISING (0.3%)
      4,790   Omnicom Group, Inc.                                                                         $    355
                                                                                                          --------
              AUTO PARTS & EQUIPMENT (0.9%)
     17,040   Magna International, Inc.                                                                        910
                                                                                                          --------
              AUTOMOBILE MANUFACTURERS (1.0%)
     12,830   Daimler AG                                                                                     1,023
                                                                                                          --------
              CABLE & SATELLITE (1.0%)
     81,631   Sky plc                                                                                        1,001
                                                                                                          --------
              CASINOS & GAMING (0.5%)
      8,060   Las Vegas Sands Corp.                                                                            517
                                                                                                          --------
              HOME IMPROVEMENT RETAIL (0.9%)
    223,900   Kingfisher plc                                                                                   895
                                                                                                          --------
              HOTELS, RESORTS & CRUISE LINES (0.5%)
      7,900   Carnival Corp.                                                                                   510
                                                                                                          --------
              RESTAURANTS (1.5%)
      9,600   McDonald's Corp.                                                                               1,504
                                                                                                          --------
              Total Consumer Discretionary                                                                   6,715
                                                                                                          --------
              CONSUMER STAPLES (14.6%)
              ------------------------
              HOUSEHOLD PRODUCTS (2.2%)
     24,770   Procter & Gamble Co.                                                                           2,254
                                                                                                          --------
              HYPERMARKETS & SUPER CENTERS (1.5%)
     19,340   Wal-Mart Stores, Inc.                                                                          1,511
                                                                                                          --------
              PACKAGED FOODS & MEAT (2.6%)
     32,370   Nestle S.A.                                                                                    2,711
                                                                                                          --------
              PERSONAL PRODUCTS (2.8%)
     49,050   Unilever N.V.                                                                                  2,901
                                                                                                          --------

================================================================================

4  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (1.5%)
     13,080   Coca-Cola Co.                                                                               $    589
      8,395   PepsiCo, Inc.                                                                                    935
                                                                                                          --------
                                                                                                             1,524
                                                                                                          --------
              TOBACCO (4.0%)
     10,240   Altria Group, Inc.                                                                               650
     24,012   British American Tobacco plc                                                                   1,503
     13,180   Imperial Tobacco Group plc                                                                       562
     13,590   Japan Tobacco, Inc.                                                                              446
      8,180   Philip Morris International, Inc.                                                                908
                                                                                                          --------
                                                                                                             4,069
                                                                                                          --------
              Total Consumer Staples                                                                        14,970
                                                                                                          --------
              ENERGY (10.3%)
              --------------
              INTEGRATED OIL & GAS (7.2%)
     29,160   Exxon Mobil Corp.                                                                              2,390
     50,310   Galp Energia SGPS S.A.                                                                           892
     24,710   Occidental Petroleum Corp.                                                                     1,587
     47,570   Total S.A.                                                                                     2,555
                                                                                                          --------
                                                                                                             7,424
                                                                                                          --------
              OIL & GAS DRILLING (0.5%)
      9,620   Helmerich & Payne, Inc.                                                                          501
                                                                                                          --------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
      7,540   Schlumberger Ltd.                                                                                526
                                                                                                          --------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
     13,230   ConocoPhillips                                                                                   662
     56,950   Peyto Exploration & Development Corp.                                                            931
                                                                                                          --------
                                                                                                             1,593
                                                                                                          --------
              OIL & GAS REFINING & MARKETING (0.5%)
     17,140   Keyera Corp.                                                                                     524
                                                                                                          --------
              Total Energy                                                                                  10,568
                                                                                                          --------
              FINANCIALS (11.6%)
              ------------------
              CONSUMER FINANCE (0.8%)
     26,585   Synchrony Financial                                                                              826
                                                                                                          --------
              DIVERSIFIED BANKS (6.8%)
     47,510   Australia and New Zealand Banking Group Ltd.                                                   1,103
      7,090   Bank of Montreal                                                                                 537
     16,000   Bank of Nova Scotia                                                                            1,028

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     67,190   DBS Group Holdings Ltd.                                                                     $  1,031
    113,350   HSBC Holdings plc                                                                              1,120
      8,500   JPMorgan Chase & Co.                                                                             812
     16,880   Royal Bank of Canada                                                                           1,306
                                                                                                          --------
                                                                                                             6,937
                                                                                                          --------
              MULTI-LINE INSURANCE (2.6%)
      4,642   Allianz SE                                                                                     1,042
     55,170   AXA S.A.                                                                                       1,669
                                                                                                          --------
                                                                                                             2,711
                                                                                                          --------
              PROPERTY & CASUALTY INSURANCE (0.4%)
     11,290   XL Group Ltd.                                                                                    445
                                                                                                          --------
              REGIONAL BANKS (0.5%)
      3,630   PNC Financial Services Group, Inc.                                                               489
                                                                                                          --------
              SPECIALIZED FINANCE (0.5%)
      3,950   CME Group, Inc.                                                                                  536
                                                                                                          --------
              Total Financials                                                                              11,944
                                                                                                          --------
              HEALTH CARE (16.5%)
              -------------------
              BIOTECHNOLOGY (2.9%)
     28,380   AbbVie, Inc.                                                                                   2,522
      5,860   Gilead Sciences, Inc.                                                                            474
                                                                                                          --------
                                                                                                             2,996
                                                                                                          --------
              HEALTH CARE EQUIPMENT (0.7%)
      9,100   Medtronic plc                                                                                    708
                                                                                                          --------
              PHARMACEUTICALS (12.9%)
     50,920   GlaxoSmithKline plc                                                                            1,016
     15,300   Johnson & Johnson                                                                              1,989
     37,630   Merck & Co., Inc.                                                                              2,409
     31,140   Novartis AG                                                                                    2,666
     79,690   Pfizer, Inc.                                                                                   2,845
      7,800   Roche Holding AG                                                                               1,991
      3,530   Sanofi                                                                                           351
                                                                                                          --------
                                                                                                            13,267
                                                                                                          --------
              Total Health Care                                                                             16,971
                                                                                                          --------
              INDUSTRIALS (10.9%)
              -------------------
              AEROSPACE & DEFENSE (2.0%)
    118,140   BAE Systems plc                                                                                1,000
      3,480   Lockheed Martin Corp.                                                                          1,080
                                                                                                          --------
                                                                                                             2,080
                                                                                                          --------

================================================================================

6  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (1.0%)
     25,551   Johnson Controls International plc                                                          $  1,029
                                                                                                          --------
              CONSTRUCTION & ENGINEERING (1.6%)
     17,500   Vinci S.A.                                                                                     1,663
                                                                                                          --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
     10,370   Eaton Corp. plc                                                                                  796
                                                                                                          --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
      8,460   Republic Services, Inc.                                                                          559
                                                                                                          --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
      6,450   Adecco Group AG                                                                                  502
                                                                                                          --------
              INDUSTRIAL CONGLOMERATES (3.9%)
     42,126   General Electric Co.                                                                           1,019
     21,340   Siemens AG                                                                                     3,006
                                                                                                          --------
                                                                                                             4,025
                                                                                                          --------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
     21,550   Mitsubishi Corp.                                                                                 501
                                                                                                          --------
              Total Industrials                                                                             11,155
                                                                                                          --------
              INFORMATION TECHNOLOGY (9.0%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (1.8%)
     54,810   Cisco Systems, Inc.                                                                            1,843
                                                                                                          --------
              SEMICONDUCTORS (4.2%)
     54,931   Cypress Semiconductor Corp.                                                                      825
     35,635   Intel Corp.                                                                                    1,357
     10,740   Maxim Integrated Products, Inc.                                                                  513
     17,870   QUALCOMM, Inc.                                                                                   926
      7,450   Texas Instruments, Inc.                                                                          668
                                                                                                          --------
                                                                                                             4,289
                                                                                                          --------
              SYSTEMS SOFTWARE (1.5%)
     13,980   Microsoft Corp.                                                                                1,041
      9,835   Oracle Corp.                                                                                     476
                                                                                                          --------
                                                                                                             1,517
                                                                                                          --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.5%)
     55,720   HP, Inc.                                                                                       1,112
      5,600   Western Digital Corp.                                                                            484
                                                                                                          --------
                                                                                                             1,596
                                                                                                          --------
              Total Information Technology                                                                   9,245
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MATERIALS (4.7%)
              ----------------
              CONSTRUCTION MATERIALS (0.5%)
      8,610   LafargeHolcim Ltd.                                                                          $    503
                                                                                                          --------
              DIVERSIFIED CHEMICALS (2.9%)
     12,870   BASF SE                                                                                        1,370
     15,400   DowDuPont, Inc.                                                                                1,066
     19,900   Huntsman Corp.                                                                                   546
                                                                                                          --------
                                                                                                             2,982
                                                                                                          --------
              DIVERSIFIED METALS & MINING (0.5%)
      9,854   Rio Tinto Ltd.                                                                                   514
                                                                                                          --------
              PAPER PRODUCTS (0.2%)
      9,590   UPM-Kymmene Oyj                                                                                  260
                                                                                                          --------
              SPECIALTY CHEMICALS (0.6%)
      4,440   Albemarle Corp.                                                                                  605
                                                                                                          --------
              Total Materials                                                                                4,864
                                                                                                          --------
              TELECOMMUNICATION SERVICES (5.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
     39,040   AT&T, Inc.                                                                                     1,529
     12,310   Nippon Telegraph & Telephone Corp.                                                               564
    109,650   Singapore Telecommunications Ltd.                                                                298
     10,920   Verizon Communications, Inc.                                                                     540
                                                                                                          --------
                                                                                                             2,931
                                                                                                          --------
              WIRELESS TELECOMMUNICATION SERVICES (3.0%)
     25,800   NTT DOCOMO, Inc.                                                                                 589
     21,170   Rogers Communications, Inc. "B"                                                                1,092
    500,040   Vodafone Group plc                                                                             1,399
                                                                                                          --------
                                                                                                             3,080
                                                                                                          --------
              Total Telecommunication Services                                                               6,011
                                                                                                          --------
              UTILITIES (7.3%)
              ----------------
              ELECTRIC UTILITIES (4.6%)
     14,850   Duke Energy Corp.                                                                              1,246
     12,110   Edison International                                                                             935
    255,410   Enel S.p.A.                                                                                    1,538
      7,010   NextEra Energy, Inc.                                                                           1,027
                                                                                                          --------
                                                                                                             4,746
                                                                                                          --------

================================================================================

8  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (2.7%)
    153,365   E.ON SE                                                                                     $  1,736
     85,025   National Grid plc                                                                              1,053
                                                                                                          --------
                                                                                                             2,789
                                                                                                          --------
              Total Utilities                                                                                7,535
                                                                                                          --------
              Total Common Stocks (cost: $89,624)                                                           99,978
                                                                                                          --------
              Total Equity Securities (cost: $89,624)                                                       99,978
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                     COUPON
(000)                                                                       RATE         MATURITY
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.4%)

              COMMERCIAL PAPER (2.0%)

              CONSUMER STAPLES (1.0%)
              -----------------------
              PACKAGED FOODS & MEAT (1.0%)
   $  1,000   Campbell Soup Co.(a),(b)                                     1.25%       10/04/2017            1,000
                                                                                                          --------
              UTILITIES (1.0%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
      1,040   Eversource Energy(a),(b)                                     1.25        10/05/2017            1,040
                                                                                                          --------
              Total Commercial Paper (cost: $2,040)                                                          2,040
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
    441,122   State Street Institutional Treasury Money Market Fund Premier Class, 0.92%(c)
                (cost: $441)
                                                                                                               441
                                                                                                          --------
              Total Money Market Instruments (cost: $2,481)                                                  2,481
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $92,105)                                                           $102,459
                                                                                                          ========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                       LEVEL 1             LEVEL 2             LEVEL 3                 TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $ 99,978              $    -                  $-              $ 99,978

Money Market Instruments:
  Commercial Paper                                 -               2,040                   -                 2,040
  Government & U.S. Treasury
    Money Market Funds                           441                   -                   -                   441
------------------------------------------------------------------------------------------------------------------
Total                                       $100,419              $2,040                  $-              $102,459
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 48.4% of net assets at September 30, 2017.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
         Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

         investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Rate represents the money market fund annualized seven-day yield at September 30, 2017.

See accompanying notes to financial statements.

================================================================================

12  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $92,105)                                 $102,459
   Cash denominated in foreign currencies (identified cost of $21)                                    21
   Receivables:
      Capital shares sold                                                                             76
      USAA Asset Management Company (Note 6C)                                                          2
      Dividends and interest                                                                         325
                                                                                                --------
         Total assets                                                                            102,883
                                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                         70
   Accrued management fees                                                                            42
   Accrued transfer agent's fees                                                                       7
   Other accrued expenses and payables                                                                62
                                                                                                --------
         Total liabilities                                                                           181
                                                                                                --------
             Net assets applicable to capital shares outstanding                                $102,702
                                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $ 91,961
   Accumulated undistributed net investment income                                                    38
   Accumulated net realized gain on investments                                                      343
   Net unrealized appreciation of investments                                                     10,354
   Net unrealized appreciation of foreign currency translations                                        6
                                                                                                --------
             Net assets applicable to capital shares outstanding                                $102,702
                                                                                                ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $97,206/8,850 capital shares
         outstanding, no par value)                                                             $  10.98
                                                                                                ========
      Institutional Shares (net assets of $5,496/500 capital shares
         outstanding, no par value)                                                             $  10.99
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $99)                                             $1,679
   Interest                                                                                         13
                                                                                                ------
      Total income                                                                               1,692
                                                                                                ------
EXPENSES
   Management fees                                                                                 236
   Administration and servicing fees:
      Fund Shares                                                                                   70
      Institutional Shares                                                                           3
   Transfer agent's fees:
      Fund Shares                                                                                   71
      Institutional Shares                                                                           3
   Custody and accounting fees:
      Fund Shares                                                                                   33
      Institutional Shares                                                                           2
   Postage:
      Fund Shares                                                                                    5
   Shareholder reporting fees:
      Fund Shares                                                                                    8
   Trustees' fees                                                                                   16
   Registration fees:
      Fund Shares                                                                                   24
      Institutional Shares                                                                          17
   Professional fees                                                                                49
   Other                                                                                             9
                                                                                                ------
         Total expenses                                                                            546
   Expenses reimbursed:
      Institutional Shares                                                                         (12)
                                                                                                ------
         Net expenses                                                                              534
                                                                                                ------
NET INVESTMENT INCOME                                                                            1,158
                                                                                                ------

================================================================================

14  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                                               $  353
      Foreign currency transactions                                                                 21
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                4,867
      Foreign currency translations                                                                  7
                                                                                                ------
         Net realized and unrealized gain                                                        5,248
                                                                                                ------
   Increase in net assets resulting from operations                                             $6,406
                                                                                                ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                         9/30/2017             3/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $  1,158               $ 1,461
   Net realized gain on investments                                            353                   654
   Net realized gain (loss) on foreign currency transactions                    21                   (35)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                            4,867                 6,470
      Foreign currency translations                                              7                    (7)
                                                                          ------------------------------
      Increase in net assets resulting from operations                       6,406                 8,543
                                                                          ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                           (1,124)               (1,278)
      Institutional Shares                                                     (64)                 (105)
                                                                          ------------------------------
         Distributions to shareholders                                      (1,188)               (1,383)
                                                                          ------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                               6,440                37,109
   Institutional Shares                                                          -                     -
                                                                          ------------------------------
      Total net increase in net assets from capital
         share transactions                                                  6,440                37,109
                                                                          ------------------------------
   Net increase in net assets                                               11,658                44,269

NET ASSETS
   Beginning of period                                                      91,044                46,775
                                                                          ------------------------------
   End of period                                                          $102,702               $91,044
                                                                          ==============================
Accumulated undistributed net investment income:
   End of period                                                          $     38               $    68
                                                                          ==============================

See accompanying notes to financial statements.

================================================================================

16  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company
Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Global Equity Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic
946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return with an emphasis on current income.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to

================================================================================

18  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

       local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6. Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

20  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

22  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $20,431,000 and $10,583,000, respectively.

================================================================================

24  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $11,837,000 and $1,483,000, respectively, resulting in net unrealized appreciation of $10,354,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                              SIX-MONTH
                                            PERIOD ENDED                     YEAR ENDED
                                         SEPTEMBER 30, 2017                MARCH 31, 2017
---------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT          SHARES          AMOUNT
                                       ------------------------------------------------------
FUND SHARES:
Shares sold                             1,188         $12,557           5,313        $ 52,558
Shares issued from reinvested
  dividends                                74             803              76             759
Shares redeemed                          (650)         (6,920)         (1,634)        (16,208)
                                       ------------------------------------------------------
Net increase from capital
  share transactions                      612         $ 6,440           3,755        $ 37,109
                                       ======================================================
INSTITUTIONAL SHARES:
Shares sold                                 -         $     -               -        $      -
Shares issued from reinvested
  dividends                                 -               -               -               -
Shares redeemed                             -               -               -               -
                                       ------------------------------------------------------
Net increase from capital
  share transactions                        -         $     -               -        $      -
                                       ======================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the period ended September 30, 2017, there were no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of funds within the Lipper Global Equity Income Funds category.

    The performance period for the Fund commenced on August 7, 2015, and will consist of the current month plus the preceding 12 months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

26  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $236,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(9,000) and $(1,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.02)% and (0.03)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Funds Shares and Institutional Shares, respectively. For the six-month period ended September 30, 2017, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $70,000 and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

C. EXPENSE LIMITATION - The Manager agreed, through July 31, 2018, to limit the total annual operating expenses of the Fund Shares and Institutional Shares to 1.20%, and 1.10%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through July 31, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2017, the Institutional Shares incurred reimbursable expenses of $12,000, of which $2,000 was receivable from the Manager. For the six-month period ended September 30, 2017, the Fund Shares did not incur any reimbursable expenses.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended September 30, 2017, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $71,000 and $3,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 2,500,000 Fund Shares and 500,000 Institutional Shares, which represents 28.2% of the Fund Shares

================================================================================

28  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

outstanding, 100.0% of the Institutional Shares outstanding, and 32.1% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

As of September 30, 2017, USAA and its affiliates owned approximately 32.1% of the USAA Global Equity Income Fund; and it is considered a "control person" of the Fund for purposes of the 1940 Act. Investment activities of these shareholders could have a significant impact on the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the investment advisor.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                  PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                                  SEPTEMBER 30,             MARCH 31,             MARCH 31,
                                                  ----------------------------------------------------------
                                                      2017                    2017                  2016***
                                                  ----------------------------------------------------------
Net asset value at beginning of period             $ 10.42                 $  9.39               $ 10.00
                                                   -----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .12                     .21                   .14(a)
  Net realized and unrealized gain (loss)              .57                    1.03                  (.68)(a)
                                                   -----------------------------------------------------
Total from investment operations                       .69                    1.24                  (.54)(a)
                                                   -----------------------------------------------------
Less distributions from:
  Net investment income                               (.13)                   (.21)                 (.07)
                                                   -----------------------------------------------------
Net asset value at end of period                   $ 10.98                 $ 10.42               $  9.39
                                                   =====================================================
Total return (%)*                                     6.63                   13.33                 (5.35)
Net assets at end of period (000)                  $97,206                 $85,830               $42,080
Ratios to average net assets:**
  Expenses (%)                                        1.08(b)                 1.20                  1.20(b)
  Expenses, excluding reimbursements (%)              1.08(b)                 1.26                  1.37(b)
  Net investment income (%)                           2.35(b)                 2.28                  2.12(b)
Portfolio turnover (%)                                  11                      22                    16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were $93,013,000.
*** Fund Shares commenced operations on August 7, 2015.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                  PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                                  SEPTEMBER 30,             MARCH 31,             MARCH 31,
                                                  ----------------------------------------------------------
                                                      2017                    2017                  2016***
                                                  ----------------------------------------------------------
Net asset value at beginning of period              $10.43                  $ 9.39                $10.00
                                                    ----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .13                     .23                   .15(a)
  Net realized and unrealized gain (loss)              .56                    1.02                  (.68)(a)
                                                    ----------------------------------------------------
Total from investment operations                       .69                    1.25                  (.53)(a)
                                                    ----------------------------------------------------
Less distributions from:
  Net investment income                               (.13)                   (.21)                 (.08)
                                                    ----------------------------------------------------
Net asset value at end of period                    $10.99                  $10.43                $ 9.39
                                                    ====================================================

Total return (%)*                                     6.62                   13.49                 (5.32)
Net assets at end of period (000)                   $5,496                  $5,214                $4,695
Ratios to average net assets:**
  Expenses (%)                                        1.10(b)                 1.10                  1.10(b)
  Expenses, excluding reimbursements (%)              1.54(b)                 1.55                  1.79(b)
  Net investment income (%)                           2.34(b)                 2.40                  2.20(b)
Portfolio turnover (%)                                  11                      22                    16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were $5,339,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

32  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING                ENDING               DURING PERIOD*
                                          ACCOUNT VALUE          ACCOUNT VALUE          APRIL 1, 2017 -
                                          APRIL 1, 2017        SEPTEMBER 30, 2017     SEPTEMBER 30, 2017
                                         ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00               $1,066.30                 $5.59

Hypothetical
  (5% return before expenses)               1,000.00                1,019.65                  5.47

INSTITUTIONAL SHARES
Actual                                      1,000.00                1,066.20                  5.70

Hypothetical
  (5% return before expenses)               1,000.00                1,019.55                  5.57

*Expenses are equal to the annualized expense ratio of 1.08% for Fund Shares and 1.10% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.63% for Fund Shares and 6.62% for Institutional Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

34  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services to be provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees to be paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, shareholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other front-end load and no-load retail open-end investment companies with the same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was

================================================================================

36  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one- year period ended December 31, 2016. The Board noted that the Fund recently commenced operations and therefore has a limited performance history.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board took into account management's discussions of the Fund's advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of its limited performance history;
(iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

38  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   98352-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA NEW YORK BOND FUND]

 ==============================================================

           SEMIANNUAL REPORT
           USAA NEW YORK BOND FUND
           FUND SHARES (USNYX) o ADVISER SHARES (UNYBX)
           SEPTEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        11

    Financial Statements                                                     13

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              30

ADVISORY AGREEMENT                                                           32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA NEW YORK BOND FUND (THE FUND) PROVIDES NEW YORK INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the state of New York, its political subdivisions, municipalities and public authorities, instrumentalities, and by other government entities, the interest on which is excludable from gross income for federal income tax and New York State and New York City personal income tax purposes (referred to herein as "New York tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities. This policy may be changed only by shareholder vote. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/17 o
                                (% of Net Assets)

Education ...............................................................  18.9%
Escrowed Bonds ..........................................................  14.5%
Hospital ................................................................  13.2%
Special Assessment/Tax/Fee ..............................................   9.8%
Water/Sewer Utility .....................................................   9.6%
General Obligation ......................................................   7.1%
Electric/Gas Utilities ..................................................   3.6%
Buildings ...............................................................   3.2%
Nursing/CCRC ............................................................   3.1%
Community Service .......................................................   2.7%

You will find a complete list of securities that the Fund owns on pages 4-10.

================================================================================

2  | USAA NEW YORK BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/17 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        10.4%
AA                                                                         31.6%
A                                                                          34.0%
BBB                                                                        13.5%
BELOW INVESTMENT-GRADE                                                      2.9%
UNRATED                                                                     7.6%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-10.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDC     Economic Development Corp.
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    IDC     Industrial Development Corp.
    MTA     Metropolitan Transportation Authority
    PRE     Pre-refunded to a date prior to maturity

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

4  | USAA NEW YORK BOND FUND

================================================================================

    (INS)   Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                         COUPON         FINAL          VALUE
(000)         SECURITY                                                          RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (92.3%)

              NEW YORK (87.3%)
$ 1,000       Albany Capital Resource Corp. (PRE)                               6.00%      11/15/2025     $  1,150
  1,000       Albany IDA (PRE)                                                  5.25       11/15/2032        1,006
  1,000       Albany IDA (PRE)                                                  5.25       11/15/2032        1,006
  1,500       Brookhaven Local Dev. Corp.                                       5.25       11/01/2036        1,703
  1,000       Buffalo & Erie County Industrial Land Dev. Corp.                  5.00        8/01/2052        1,027
    500       Buffalo & Erie County Industrial Land Dev. Corp.                  6.00       10/01/2031          573
  1,000       Buffalo & Erie County Industrial Land Dev. Corp.                  5.00        6/01/2035        1,083
  2,000       Buffalo & Erie County Industrial Land Dev. Corp.                  5.00        7/01/2040        2,172
    700       Build NYC Resource Corp.                                          5.00        6/01/2040          788
  1,000       Build NYC Resource Corp.                                          5.00        8/01/2040        1,128
    500       Build NYC Resource Corp.                                          5.00        7/01/2041          551
  1,000       Build NYC Resource Corp.                                          4.00        8/01/2042        1,041
  1,500       Build NYC Resource Corp.                                          5.00        8/01/2042        1,633
  1,000       Build NYC Resource Corp.                                          5.50        4/01/2043        1,060
  2,000       Build NYC Resource Corp.                                          5.00        7/01/2045        2,282
  1,000       Canton Capital Resource Corp. (INS) (PRE)                         5.00        5/01/2040        1,101
  2,000       Chautauqua Tobacco Asset Securitization Corp.                     5.00        6/01/2048        2,038
  1,000       Convention Center Dev. Corp.                                      3.28(a)    11/15/2037          465
    500       Convention Center Dev. Corp.                                      5.00       11/15/2045          572
    500       Counties Tobacco Trust VI                                         5.00        6/01/2045          529
  1,365       Dormitory Auth. (ETM)                                             5.30        2/15/2019        1,411
  2,000       Dormitory Auth.                                                   5.00        7/01/2026        2,197
  1,000       Dormitory Auth.                                                   5.00        7/01/2027        1,030
  3,275       Dormitory Auth. (INS)                                             5.50        5/15/2030        4,284
    500       Dormitory Auth. (INS)                                             5.00        7/01/2030          502
  1,000       Dormitory Auth.                                                   5.00        7/01/2031        1,101
  1,000       Dormitory Auth.                                                   5.00        1/15/2032        1,011
    500       Dormitory Auth. (INS)                                             5.63       11/01/2032          570
  2,500       Dormitory Auth. (NBGA)                                            5.00        6/01/2033        2,562
  2,500       Dormitory Auth. (INS) (PRE)                                       5.00        7/01/2033        2,578
  2,000       Dormitory Auth. (PRE)                                             5.25        7/01/2033        2,148
  1,300       Dormitory Auth.                                                   5.75        7/01/2033        1,384
  1,895       Dormitory Auth. (PRE)                                             5.00        2/15/2034        1,999
    105       Dormitory Auth.                                                   5.00        2/15/2034          111
  1,200       Dormitory Auth. (INS) (PRE)                                       5.00        7/01/2034        1,284
    500       Dormitory Auth.                                                   5.00        7/01/2034          573
  1,000       Dormitory Auth.                                                   5.25        7/01/2035        1,031
  1,300       Dormitory Auth.(b)                                                5.00       12/01/2037        1,419

================================================================================

6  | USAA NEW YORK BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                         COUPON         FINAL          VALUE
(000)         SECURITY                                                          RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   500       Dormitory Auth.                                                   5.00%       5/01/2038     $    540
  2,000       Dormitory Auth. (PRE)                                             5.00        7/01/2038        2,062
    500       Dormitory Auth. (PRE)                                             5.50        3/01/2039          532
    500       Dormitory Auth.                                                   5.00        5/01/2039          548
  1,000       Dormitory Auth. (PRE)                                             5.50        7/01/2040        1,119
  2,000       Dormitory Auth. (INS)                                             5.50        7/01/2040        2,710
  2,000       Dormitory Auth. (PRE)                                             5.00        5/01/2041        2,267
  1,000       Dormitory Auth.                                                   4.00        7/01/2041        1,051
    250       Dormitory Auth.                                                   5.00        7/01/2042          266
  1,000       Dormitory Auth.                                                   5.00        5/01/2043        1,123
  2,000       Dormitory Auth.                                                   4.00        7/01/2043        2,077
  1,000       Dormitory Auth.                                                   5.75        7/01/2043        1,139
  1,500       Dormitory Auth.                                                   5.00        7/01/2044        1,684
  1,000       Dutchess County IDA (INS)                                         5.50        4/01/2030        1,100
  1,250       Dutchess County Local Dev. Corp.                                  5.75        7/01/2040        1,375
  2,000       Dutchess County Local Dev. Corp.                                  4.00        7/01/2041        2,070
  1,000       Dutchess County Local Dev. Corp.                                  5.00        7/01/2044        1,102
  2,000       Dutchess County Local Dev. Corp.                                  5.00        7/01/2045        2,282
    600       Dutchess County Local Dev. Corp.                                  5.00        7/01/2046          670
  1,000       Environmental Facilities Corp.                                    4.00        8/15/2046        1,054
    250       Erie County IDA                                                   5.25        5/01/2032          282
    600       Hempstead Town Local Dev Co.                                      5.00        7/01/2047          687
     10       Housing Finance Agency (INS)                                      6.13       11/01/2020           10
  2,000       Hudson Yards Infrastructure Co.                                   4.00        2/15/2044        2,119
  2,500       Liberty Dev. Corp.                                                5.25       10/01/2035        3,205
    560       Liberty Dev. Corp.                                                5.50       10/01/2037          741
  1,000       Liberty Dev. Corp.(b)                                             5.00       11/15/2044        1,092
  2,000       Long Island Power Auth.                                           5.00        5/01/2038        2,219
  1,000       Long Island Power Auth.                                           5.00        9/01/2041        1,156
  2,000       Long Island Power Auth.                                           5.00        9/01/2044        2,260
    500       Monroe County IDC                                                 5.25       10/01/2031          549
  1,000       Monroe County IDC                                                 5.00       12/01/2037        1,092
    500       Monroe County IDC (INS)                                           5.00        1/15/2038          557
  2,100       Monroe County IDC (NBGA)                                          5.50        8/15/2040        2,353
  2,000       Monroe County IDC                                                 5.00       12/01/2042        2,165
  1,000       Monroe County IDC                                                 5.00       12/01/2046        1,114
  3,000       MTA                                                               5.00       11/15/2035        3,536
  1,500       MTA                                                               5.25       11/15/2038        1,713
  1,000       MTA                                                               5.25       11/15/2057        1,180
  1,000       Nassau County                                                     5.00        1/01/2038        1,134
  1,000       Nassau County (INS)                                               5.00        4/01/2038        1,136
  1,000       Nassau County Local Economic Assistance Corp.                     5.00        7/01/2037        1,080
  2,000       New York City                                                     5.25        8/15/2023        2,075

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                         COUPON         FINAL          VALUE
(000)         SECURITY                                                          RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$ 1,885       New York City Health and Hospital Corp.                           5.00%       2/15/2025     $  1,913
  1,000       New York City Housing Dev. Corp.                                  5.00       11/01/2042        1,068
  1,000       New York City IDA (INS) (PRE)                                     5.25       11/01/2037        1,004
 17,090       New York City Municipal Water Finance Auth.                       5.12(a)     6/15/2020       16,503
  2,000       New York City Municipal Water Finance Auth.                       5.00        6/15/2039        2,128
  3,000       New York City Transitional Finance Auth.                          5.00        1/15/2034        3,035
  1,000       New York City Transitional Finance Auth.                          5.13        1/15/2034        1,052
  1,000       New York City Transitional Finance Auth.                          4.00        8/01/2041        1,063
  1,250       New York City Transitional Finance Auth.                          5.00        7/15/2043        1,427
  2,000       New York City Trust for Cultural Resources                        5.00       12/01/2039        2,145
  1,000       New York City Trust for Cultural Resources                        5.00        8/01/2043        1,136
  1,000       New York City Trust for Cultural Resources                        4.00        7/01/2046        1,031
    825       Newburgh City                                                     5.00        6/15/2023          914
    870       Newburgh City                                                     5.00        6/15/2024          959
  1,000       Niagara Area Dev. Corp.                                           4.00       11/01/2024        1,001
    750       Niagara Tobacco Asset Securitization Corp.                        5.25        5/15/2040          830
  1,500       Onondaga Civic Dev. Corp.                                         5.38        7/01/2040        1,609
  1,000       Onondaga Civic Dev. Corp.                                         5.00       10/01/2040        1,092
  1,000       Onondaga Civic Dev. Corp.                                         5.00        7/01/2042        1,056
  1,000       Onondaga County Trust for Cultural Resources                      5.00       12/01/2036        1,130
    800       Onondaga County Trust for Cultural Resources                      5.00        5/01/2040          914
  2,000       Oyster Bay                                                        4.00        6/01/2018        2,018
    600       Rockland County                                                   5.00       12/15/2021          671
  1,265       Rockland County                                                   3.75       10/01/2025        1,299
    675       Saratoga County IDA (PRE)                                         5.25       12/01/2032          680
  1,000       Seneca County IDA (PRE)                                           5.00       10/01/2027        1,000
  1,000       Southold Local Dev. Corp.                                         5.00       12/01/2045        1,055
    500       St. Lawrence County IDA                                           4.00        7/01/2043          519
  1,770       St. Lawrence County IDA                                           5.00        9/01/2047        2,004
  1,000       State                                                             5.00        2/15/2039        1,055
    220       Suffolk County EDC (PRE)                                          5.00        7/01/2028          251
  1,280       Suffolk County EDC                                                5.00        7/01/2028        1,402
    250       Suffolk County EDC                                                5.00        7/01/2033          280
  1,020       Suffolk Tobacco Asset Securitization Corp.                        5.38        6/01/2028        1,029
  1,450       Suffolk Tobacco Asset Securitization Corp.                        5.00        6/01/2032        1,566
  1,000       Thruway Auth. (PRE)                                               5.00        4/01/2028        1,040
  1,000       Thruway Auth.                                                     4.00        1/01/2056        1,024
  1,000       Tompkins County Dev. Corp. (INS)                                  5.50        7/01/2033        1,122
  1,500       Tompkins County Dev. Corp.                                        5.00        7/01/2044        1,596
  2,265       Triborough Bridge and Tunnel Auth. (PRE)                          5.00       11/15/2029        2,370
  1,410       Triborough Bridge and Tunnel Auth.                                5.00       11/15/2029        1,471
  1,850       Triborough Bridge and Tunnel Auth. (PRE)                          5.00       11/15/2031        1,936
  1,150       Triborough Bridge and Tunnel Auth.                                5.00       11/15/2031        1,198

================================================================================

8  | USAA NEW YORK BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                         COUPON         FINAL          VALUE
(000)         SECURITY                                                          RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$ 1,000       Triborough Bridge and Tunnel Auth.                                3.70%(a)   11/15/2032     $    642
  2,000       Troy Capital Resource Corp.                                       5.00        9/01/2030        2,191
  1,000       TSASC, Inc.                                                       5.00        6/01/2041        1,109
  1,685       Urban Dev. Corp.                                                  5.00        1/01/2029        1,735
  2,000       Urban Dev. Corp. (PRE)                                            5.00        3/15/2036        2,118
    870       Westchester County Health Care Corp. (PRE)                        6.00       11/01/2030          999
    130       Westchester County Health Care Corp.                              6.00       11/01/2030          144
  1,500       Westchester County Local Dev. Corp.                               5.00        1/01/2034        1,632
  1,000       Westchester County Local Dev. Corp.                               5.00       11/01/2046        1,088
    500       Westchester Tobacco Asset Securitization Corp.                    5.00        6/01/2041          537
  1,000       Yonkers (INS) (ETM)                                               5.00       10/01/2024        1,150
    665       Yonkers (INS)                                                     3.00        7/01/2025          690
                                                                                                          --------
                                                                                                           193,960
                                                                                                          --------
              GUAM (3.5%)
    500       Government                                                        5.00        1/01/2037          520
  1,000       Government                                                        5.00       11/15/2039        1,068
    500       Government                                                        5.00       12/01/2046          544
  1,000       International Airport Auth. (INS)                                 5.75       10/01/2043        1,176
  1,000       Power Auth. (INS)                                                 5.00       10/01/2030        1,123
    500       Power Auth. (INS)                                                 5.00       10/01/2039          554
  1,000       Waterworks Auth.                                                  5.00        7/01/2029        1,100
    500       Waterworks Auth.                                                  5.00        7/01/2035          542
  1,000       Waterworks Auth.                                                  5.50        7/01/2043        1,106
                                                                                                          --------
                                                                                                             7,733
                                                                                                          --------
              PUERTO RICO (0.6%)
  1,390       Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.                5.13        4/01/2032        1,325
                                                                                                          --------
              U.S. VIRGIN ISLANDS (0.9%)
  2,000       Public Finance Auth.                                              5.00       10/01/2032        1,360
    750       Water and Power Auth.                                             5.00        7/01/2018          625
                                                                                                          --------
                                                                                                             1,985
                                                                                                          --------
              Total Fixed-Rate Instruments (cost: $194,455)                                                205,003
                                                                                                          --------
              VARIABLE-RATE DEMAND NOTES (6.3%)

              NEW YORK (6.3%)
  1,315       Albany IDA (LOC - Citizens Financial Group)                       1.00(e)     5/01/2035        1,315
    990       East Rochester Housing Auth.
                (LOC - Citizens Financial Group)                                1.06(e)    12/01/2036          990
  3,300       Energy Research and Dev. Auth.
                (LOC - Mizuho Corporate Bank Ltd.)                              0.93(e)     5/01/2039        3,300

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                         COUPON         FINAL          VALUE
(000)         SECURITY                                                          RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$ 5,400       Housing Finance Agency (LOC - Wells Fargo & Co.)                  0.95%(e)   11/01/2046     $  5,400
  1,075       Monroe County IDA (LOC - Citizens Financial Group)                1.06(e)     7/01/2027        1,075
  2,000       New York City (LOC - Bank of America, N.A.)                       0.95(e)     4/01/2036        2,000
                                                                                                          --------
                                                                                                            14,080
                                                                                                          --------
              Total Variable-Rate Demand Notes (cost: $14,080)                                              14,080
                                                                                                          --------

UNITS
------------------------------------------------------------------------------------------------------------------
              LIQUIDATING TRUST (0.3%)
    200       Center for Medical Science, Inc.*(c),(d),(f) (cost: $499)                                        545
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $209,034)                                                          $219,628
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                             LEVEL 1                   LEVEL 2               LEVEL 3                   TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                  $-                  $205,003                  $  -                $205,003
Variable-Rate Demand Notes               -                    14,080                     -                  14,080
Liquidating Trust                        -                         -                   545                     545
------------------------------------------------------------------------------------------------------------------
Total                                   $-                  $219,083                  $545                $219,628
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

------------------------------------------------------------------------------------------------------------------
                                     RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                                      LIQUIDATING TRUST
------------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2017                                                                                  $545
Purchases                                                                                                        -
Sales                                                                                                            -
Transfers into Level 3                                                                                           -
Transfers out of Level 3                                                                                         -
Net realized gain (loss) on investments                                                                          -
Change in net unrealized appreciation/(depreciation) of investments                                              -
------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2017                                                                              $545
------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA NEW YORK BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $545,000, which represented 0.2% of the Fund's net assets.

    (d) Restricted security that is not registered under the Securities Act of 1933.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

    (e) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

    (f) Security was fair valued at Level 3.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

12  | USAA NEW YORK BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $209,034)        $219,628
   Cash                                                                      155
   Receivables:
       Capital shares sold                                                    62
       Interest                                                            2,581
                                                                        --------
          Total assets                                                   222,426
                                                                        --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                49
       Dividends on capital shares                                           122
   Accrued management fees                                                    60
   Accrued transfer agent's fees                                               1
   Other accrued expenses and payables                                        55
                                                                        --------
          Total liabilities                                                  287
                                                                        --------
              Net assets applicable to capital shares outstanding       $222,139
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $214,956
   Overdistribution of net investment income                                  (1)
   Accumulated net realized loss on investments                           (3,410)
   Net unrealized appreciation of investments                             10,594
                                                                        --------
              Net assets applicable to capital shares outstanding       $222,139
                                                                        ========
   Net asset value, redemption price, and offering price per share:
          Fund Shares (net assets of $215,747/18,038 capital
              shares outstanding, no par value)                         $  11.96
                                                                        ========
          Adviser Shares (net assets of $6,392/536 capital
              shares outstanding, no par value)                         $  11.93
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                        $4,444
                                                                          ------
EXPENSES
   Management fees                                                           343
   Administration and servicing fees:
       Fund Shares                                                           160
       Adviser Shares                                                          5
   Transfer agent's fees:
       Fund Shares                                                            24
   Distribution and service fees (Note 6D):
       Adviser Shares                                                          8
   Custody and accounting fees:
       Fund Shares                                                            40
       Adviser Shares                                                          1
   Postage:
       Fund Shares                                                             1
   Shareholder reporting fees:
       Fund Shares                                                             8
   Trustees' fees                                                             16
   Professional fees                                                          39
   Other                                                                       9
                                                                          ------
          Total expenses                                                     654
                                                                          ------
NET INVESTMENT INCOME                                                      3,790
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          26
   Change in net unrealized appreciation/(depreciation)                    1,448
                                                                          ------
          Net realized and unrealized gain                                 1,474
                                                                          ------
   Increase in net assets resulting from operations                       $5,264
                                                                          ======

See accompanying notes to financial statements.

================================================================================

14  | USAA NEW YORK BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

---------------------------------------------------------------------------------------------

                                                                 9/30/2017          3/31/2017
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $  3,790           $  7,462
   Net realized gain on investments                                     26                 85
   Change in net unrealized appreciation/(depreciation)
      of investments                                                 1,448             (7,499)
                                                                  ---------------------------
      Increase in net assets resulting from operations               5,264                 48
                                                                  ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (3,687)            (7,265)
      Adviser Shares                                                  (103)              (195)
                                                                  ---------------------------
         Distributions to shareholders                              (3,790)            (7,460)
                                                                  ---------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       5,804              4,584
   Adviser Shares                                                       46                651
                                                                  ---------------------------
      Total net increase in net assets from
         capital share transactions                                  5,850              5,235
                                                                  ---------------------------
   Net increase (decrease) in net assets                             7,324             (2,177)

NET ASSETS
   Beginning of period                                             214,815            216,992
                                                                  ---------------------------
   End of period                                                  $222,139           $214,815
                                                                  ===========================
Overdistribution of net investment income:
   End of period                                                  $     (1)          $     (1)
                                                                  ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA New York Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

The Fund consists of two classes of shares: New York Bond Fund Shares (Fund Shares) and New York Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

16  | USAA NEW YORK BOND FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities;

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

       and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

18  | USAA NEW YORK BOND FUND

================================================================================

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

20  | USAA NEW YORK BOND FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points. For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

fiscal year or as otherwise required to avoid the payment of federal income taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2017, the Fund had both pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards for federal income tax purposes as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                                CAPITAL LOSS CARRYFORWARDS
                      -----------------------------------------------
                          EXPIRES         SHORT-TERM       LONG-TERM
                      -------------       ----------       ----------
                      2019                  $  1,000       $        -
                      No Expiration          815,000        2,620,000
                      -------------         --------       ----------
                      Total                 $816,000       $2,620,000
                                            ========       ==========

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $8,990,000 and $6,755,000, respectively.

================================================================================

22  | USAA NEW YORK BOND FUND

================================================================================

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $11,934,000 and $1,340,000, respectively, resulting in net unrealized appreciation of $10,594,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                SIX-MONTH PERIOD ENDED           YEAR ENDED
                                  SEPTEMBER 30, 2017           MARCH 31, 2017
--------------------------------------------------------------------------------
                                 SHARES        AMOUNT      SHARES         AMOUNT
                                 -----------------------------------------------
FUND SHARES:
Shares sold                         913       $10,952       1,401       $ 17,021
Shares issued from
  reinvested dividends              255         3,053         491          5,964
Shares redeemed                    (684)       (8,201)     (1,528)       (18,401)
                                 -----------------------------------------------
Net increase from
  capital share transactions        484       $ 5,804         364       $  4,584
                                 ===============================================

ADVISER SHARES:
Shares sold                           4       $    47          71       $    851
Shares issued from
  reinvested dividends                2            20           2             29
Shares redeemed                      (2)          (21)        (19)          (229)
                                 -----------------------------------------------
Net increase from
  capital share transactions          4       $    46          54       $    651
                                 ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

    Prior to July 27, 2017, the Fund's base fee was accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond Fund and USAA New York Money Market Fund combined. These fees were allocated on a proportional basis to each Fund monthly based upon average net assets.

    For the six-month period ended September 30, 2017, the Fund's effective annualized base fee was 0.36% of the Fund's average net assets for the same period.

    The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of funds within the Lipper New York Municipal Debt Funds category.

    The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

24  | USAA NEW YORK BOND FUND

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each share class will pay a positive performance fee adjustment for a performance period whenever the share class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the share class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $343,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(51,000) and $(1,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.05)% and (0.05)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $160,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $24,000 and less than $500, respectively.

D. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

E. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 420,000 Adviser Shares, which represents 78.4% of the Adviser Shares outstanding and 2.3% of the Fund's total outstanding shares.

================================================================================

26  | USAA NEW YORK BOND FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                             -------------------------------------------------------------------------
                                 2017         2017         2016         2015         2014         2013
                             -------------------------------------------------------------------------
Net asset value at
  beginning of period        $  11.88     $  12.28     $  12.29     $  11.93     $  12.47     $  12.18
                             -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .21          .42          .43          .44          .45          .45
  Net realized and
    unrealized gain (loss)        .08         (.41)        (.01)         .36         (.54)         .29
                             -------------------------------------------------------------------------
Total from investment
  operations                      .29          .01          .42          .80         (.09)         .74
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.21)        (.41)        (.43)        (.44)        (.45)        (.45)
                             -------------------------------------------------------------------------
Net asset value at
  end of period              $  11.96     $  11.88     $  12.28     $  12.29     $  11.93     $  12.47
                             =========================================================================
Total return (%)*                2.43          .10         3.50         6.76         (.63)        6.12
Net assets at
  end of period (000)        $215,747     $208,513     $211,136     $211,634     $194,083     $217,464
Ratios to average net
  assets:**
  Expenses (%)(a)                 .59(b)       .61          .66          .66          .67          .65
  Net investment
    income (%)                   3.45(b)      3.41         3.53         3.58         3.80         3.59
Portfolio turnover (%)              3           10           10            5            6            8

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were $213,276,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -         (.00%)(+)    (.00%)(+)    (.00%)(+)    (.00%)(+)    (.00%)(+)
    (+) Represents less than 0.01% of average net assets
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

28  | USAA NEW YORK BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                             -------------------------------------------------------------------------
                                 2017         2017         2016         2015         2014         2013
                             -------------------------------------------------------------------------
Net asset value at
  beginning of period          $11.85       $12.25       $12.26       $11.90       $12.47       $12.18
                               -----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .19          .39          .41          .41          .42          .42
  Net realized and
    unrealized gain (loss)        .08         (.40)        (.01)         .36         (.57)         .29
                               -----------------------------------------------------------------------
Total from investment
  operations                      .27         (.01)         .40          .77         (.15)         .71
                               -----------------------------------------------------------------------
Less distributions from:
  Net investment income          (.19)        (.39)        (.41)        (.41)        (.42)        (.42)
                               -----------------------------------------------------------------------
Net asset value at
  end of period                $11.93       $11.85       $12.25       $12.26       $11.90       $12.47
                               =======================================================================
Total return (%)*                2.30         (.13)        3.30         6.51        (1.10)        5.90
Net assets at
  end of period (000)          $6,392       $6,302       $5,856       $5,638       $5,339       $6,334
Ratios to average net
  assets:**
  Expenses (%)(a)                 .83(c)       .83          .85          .90(b)       .89          .85
  Expenses, excluding
    reimbursements (%)(a)         .83(c)       .83          .85          .90          .89          .85
  Net investment
    income (%)                   3.21(c)      3.19         3.34         3.34         3.57         3.39
Portfolio turnover (%)              3           10           10            5            6            8

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were $6,374,000.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -         (.00%)(+)    (.00%)(+)    (.00%)(+)    (.00%)(+)    (.00%)(+)
    (+) Represents less than 0.01% of average net assets
(b) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares'
    average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

30  | USAA NEW YORK BOND FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING               ENDING               DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2017 -
                                      APRIL 1, 2017       SEPTEMBER 30, 2017       SEPTEMBER 30, 2017
                                      ---------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00               $1,024.30                 $2.99

Hypothetical
  (5% return before expenses)            1,000.00                1,022.11                  2.99

ADVISER SHARES
Actual                                   1,000.00                1,023.00                  4.21

Hypothetical
  (5% return before expenses)            1,000.00                1,020.91                  4.20

*Expenses are equal to the Fund's annualized expense ratio of 0.59% for Fund
 Shares and 0.83% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.43% for Fund Shares and 2.30% for Adviser Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

32  | USAA NEW YORK BOND FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was

================================================================================

34  | USAA NEW YORK BOND FUND

================================================================================

below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-and three-year period ended December 31, 2016, and was above the average of its performance universe and its Lipper index for the five-and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-and three-year periods ended December 31, 2016, was in the top 40% of its performance universe for the five-year period ended December 31, 2016, and was in the top 25% of its performance universe for the ten-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

36  | USAA NEW YORK BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   39608-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT INTERMEDIATE-TERM FUND
         FUND SHARES (USATX) o ADVISER SHARES (UTEIX)
         SEPTEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

   Portfolio of Investments                                                   4

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      35

   Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENT                                                           54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is excludable from gross income for federal income tax purposes (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/17 o
                                (% of Net Assets)

Hospital .....................................................................  19.0%
General Obligation ...........................................................   9.8%
Education ....................................................................   9.1%
Special Assessment/Tax/Fee ...................................................   8.8%
Toll Roads ...................................................................   8.1%
Electric Utilities ...........................................................   7.1%
Escrowed Bonds ...............................................................   7.0%
Appropriated Debt ............................................................   5.7%
Airport/Port .................................................................   4.7%
Nursing/CCRC .................................................................   3.4%

You will find a complete list of securities that the Fund owns on pages 4-32.

================================================================================

2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/17 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                      3.0%
AA                                                      29.9%
A                                                       42.9%
BBB                                                     17.3%
BELOW INVESTMENT-GRADE                                   2.5%
UNRATED                                                  4.4%

                            [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-32.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD        Community College District
    EDA        Economic Development Authority
    EDC        Economic Development Corp.
    ETM        Escrowed to final maturity
    IDA        Industrial Development Authority/Agency
    IDC        Industrial Development Corp.

================================================================================

4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    ISD        Independent School District
    MTA        Metropolitan Transportation Authority
    MUNIPSA    Securities Industry and Financial Markets Association (SIFMA)
               Municipal Swap Index
    PRE        Pre-refunded to a date prior to maturity
    USD        Unified School District

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, Inc., Deutsche Bank A.G., or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing Administration, Michigan School Board Qualification and Loan Program, or Texas Permanent School Fund.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (83.8%)

              ALABAMA (1.6%)
$     5,000   Lower Alabama Gas District                                            5.00%      9/01/2027     $    5,885
      7,000   Lower Alabama Gas District                                            5.00       9/01/2028          8,288
     35,000   Lower Alabama Gas District                                            5.00       9/01/2034         41,909
      5,955   Montgomery Medical Clinic Board                                       5.00       3/01/2033          6,611
      1,750   Montgomery Medical Clinic Board                                       5.00       3/01/2036          1,923
      8,000   Special Care Facilities Financing Auth.                               5.00       2/01/2036          8,910
                                                                                                             ----------
                                                                                                                 73,526
                                                                                                             ----------
              ARIZONA (1.8%)
     20,310   Apache County IDA                                                     4.50       3/01/2030         22,095
      6,000   Health Facilities Auth.                                               5.00       2/01/2027          6,580
      3,270   Phoenix Civic Improvement Corp. (INS)                                 5.50       7/01/2024          3,935
      2,115   Phoenix Civic Improvement Corp. (INS)                                 5.50       7/01/2025          2,565
      7,555   Phoenix IDA(a)                                                        3.75       7/01/2024          7,913
     11,100   Phoenix IDA(a)                                                        5.00       7/01/2034         11,941
      1,675   Phoenix IDA                                                           5.00       7/01/2036          1,812
      4,250   Phoenix IDA                                                           5.00      10/01/2036          4,798
      2,680   Pima County IDA                                                       4.50       6/01/2030          2,910
      2,000   Pinal County IDA (INS)                                                5.25      10/01/2020          2,004
      1,250   Pinal County IDA (INS)                                                5.25      10/01/2022          1,252
      2,000   Pinal County IDA (INS)                                                4.50      10/01/2025          2,002
      3,540   State (INS)                                                           5.00      10/01/2019          3,814
      7,275   State (INS)                                                           5.25      10/01/2020          7,874
                                                                                                             ----------
                                                                                                                 81,495
                                                                                                             ----------
              ARKANSAS (0.1%)
      4,290   Pulaski Technical College (INS)                                       5.00       9/01/2030          5,079
                                                                                                             ----------
              CALIFORNIA (8.0%)
      4,500   Alameda Corridor Transportation Auth.                                 5.00      10/01/2035          5,160
        500   Anaheim Public Financing Auth.                                        5.00       5/01/2028            593
        500   Anaheim Public Financing Auth.                                        5.00       5/01/2029            594
      1,000   Anaheim Public Financing Auth.                                        5.00       5/01/2030          1,183
      1,510   Cerritos CCD                                                          5.02(b)    8/01/2025          1,270
      1,000   Cerritos CCD                                                          5.24(b)    8/01/2027            779
      1,000   Cerritos CCD                                                          5.41(b)    8/01/2028            748
      1,520   Chula Vista Financing Auth.                                           5.00       9/01/2027          1,815
      1,700   Chula Vista Financing Auth.                                           5.00       9/01/2028          2,011
      1,785   Chula Vista Financing Auth.                                           5.00       9/01/2029          2,097

================================================================================

6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,635   Chula Vista Financing Auth.                                           5.00%      9/01/2030     $    3,074
      2,095   Chula Vista Financing Auth.                                           5.00       9/01/2031          2,435
      5,000   City and County of San Francisco Airport Commission                   5.25       5/01/2022          5,332
      7,000   City and County of San Francisco Airport Commission                   5.25       5/01/2023          7,462
      5,000   City and County of San Francisco Airport Commission                   4.90       5/01/2029          5,386
      1,250   Communities Dev. Auth.                                                5.00       5/15/2032          1,453
      2,000   Communities Dev. Auth.                                                5.00       5/15/2033          2,314
      1,250   Communities Dev. Auth.                                                5.00       5/15/2034          1,442
      2,000   Communities Dev. Auth.                                                5.00       5/15/2035          2,300
      2,000   Coronado Community Dev. Agency (INS)                                  5.00       9/01/2024          2,007
      6,810   El Camino CCD                                                         4.25(b)    8/01/2026          5,502
      7,665   El Camino CCD                                                         4.42(b)    8/01/2027          5,980
      5,500   El Camino CCD                                                         4.58(b)    8/01/2028          4,121
      5,500   Foothill/Eastern Transportation Corridor Agency (INS)                 4.25(b)    1/15/2035          2,825
      1,000   Fresno Joint Power Financing Auth. (INS)                              5.00       4/01/2032          1,182
      1,000   Fresno Joint Power Financing Auth. (INS)                              5.00       4/01/2035          1,169
        420   Fresno Joint Power Financing Auth. (INS)                              5.00       4/01/2036            489
     46,605   Golden State Tobacco Securitization Corp. (INS)                       4.17(b)    6/01/2025         39,220
      2,000   Health Facilities Financing Auth.                                     5.00       8/15/2027          2,270
      5,000   Health Facilities Financing Auth.                                     5.25       8/15/2031          5,722
      2,540   Health Facilities Financing Auth.                                     4.00       3/01/2033          2,687
      2,700   Health Facilities Financing Auth.                                     4.00       3/01/2034          2,836
      1,000   Irvine City                                                           5.00       9/02/2029          1,119
      5,000   Irvine USD Special Tax District (INS)                                 5.25       9/01/2019          5,393
      2,500   Irvine USD Special Tax District (INS)                                 4.50       9/01/2020          2,656
      1,300   Los Angeles County                                                    5.00       3/01/2023          1,528
      3,500   Pittsburg Redevelopment Agency (INS)                                  5.00       9/01/2027          4,215
      2,640   Pittsburg Redevelopment Agency (INS)                                  5.00       9/01/2028          3,152
      6,400   Public Works Board (PRE)                                              5.50       4/01/2021          6,839
      6,755   Public Works Board (PRE)                                              5.60       4/01/2022          7,229
      3,000   Public Works Board                                                    5.13       3/01/2023          3,287
      3,130   Public Works Board (PRE)                                              5.75       4/01/2023          3,357
      1,185   Public Works Board                                                    5.00      11/01/2023          1,380
      2,500   Public Works Board                                                    5.25       3/01/2024          2,743
      2,000   Public Works Board                                                    5.00      11/01/2024          2,353
      1,250   Public Works Board                                                    5.00       3/01/2025          1,453
      2,000   Public Works Board                                                    5.38       3/01/2025          2,195
      1,365   Public Works Board                                                    5.00       3/01/2026          1,598
     10,000   Public Works Board                                                    5.00       4/01/2028         11,438
      7,000   Public Works Board                                                    5.00      11/01/2028          8,121
      5,000   Public Works Board                                                    5.00       4/01/2029          5,698
     11,465   Public Works Board                                                    5.00      10/01/2031         13,506
        775   San Diego Public Facilities Financing Auth.                           5.00      10/15/2030            924
      1,000   San Diego Public Facilities Financing Auth.                           5.00      10/15/2031          1,189

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,000   San Diego Public Facilities Financing Auth.                           5.00%     10/15/2032     $    1,184
      1,635   San Diego Public Facilities Financing Auth.                           5.00      10/15/2033          1,931
      1,000   San Diego Public Facilities Financing Auth.                           5.00      10/15/2034          1,177
      1,250   San Diego Public Facilities Financing Auth.                           5.00      10/15/2035          1,468
        500   School Finance Auth.(a)                                               5.00       8/01/2031            564
      1,600   School Finance Auth.(a)                                               5.00       8/01/2036          1,778
      4,035   South Orange County Public Financing Auth. (INS)                      5.00       8/15/2022          4,047
      4,920   South Orange County Public Financing Auth. (INS)                      5.00       8/15/2025          4,935
     20,000   State                                                                 5.25      10/01/2022         21,664
     27,445   State                                                                 5.75       4/01/2027         29,357
     10,240   State                                                                 5.00       8/01/2032         12,140
     10,000   State Univ.                                                           5.00      11/01/2029         12,072
     10,000   State Univ.                                                           5.00      11/01/2033         11,909
      1,000   Statewide Communities Dev. Auth.                                      5.13       5/15/2031          1,110
      6,185   Tobacco Securitization Auth.                                          4.75       6/01/2025          6,227
      1,605   Tulare City (INS)                                                     5.00      11/15/2032          1,891
      1,570   Tulare City (INS)                                                     5.00      11/15/2033          1,842
      3,655   Tulare City (INS)                                                     5.00      11/15/2034          4,271
      2,340   Tulare City (INS)                                                     5.00      11/15/2035          2,728
      3,470   Tuolumne Wind Project Auth. (PRE)                                     5.00       1/01/2022          3,649
     10,000   Upland City                                                           6.00       1/01/2026         11,291
      2,000   Washington Township Health Care District                              5.75       7/01/2024          2,138
      3,500   Washington Township Health Care District                              5.00       7/01/2025          3,770
                                                                                                             ----------
                                                                                                                357,974
                                                                                                             ----------
              COLORADO (2.4%)
      5,000   Adams and Arapahoe Counties Joint School
                District No. 28J                                                    3.20(b)   12/01/2022          4,565
      7,355   Denver Health and Hospital Auth.(a)                                   5.00      12/01/2034          8,139
        135   Health Facilities Auth.                                               5.25       6/01/2023            135
      2,750   Health Facilities Auth.                                               5.00       6/01/2028          3,064
      1,000   Health Facilities Auth.                                               5.00      12/01/2028          1,123
      1,500   Health Facilities Auth.                                               5.00      12/01/2029          1,672
      2,310   Health Facilities Auth.                                               5.00       6/01/2031          2,573
      2,000   Health Facilities Auth.                                               5.00       6/01/2032          2,217
      2,470   Health Facilities Auth.                                               5.00       6/01/2033          2,726
      4,455   Health Facilities Auth.                                               5.00       6/01/2034          4,999
      6,385   Health Facilities Auth.                                               5.00       6/01/2034          7,024
      2,000   Health Facilities Auth.                                               5.00       6/01/2035          2,237
      3,385   Health Facilities Auth.                                               5.00       6/01/2035          3,714
      4,000   Health Facilities Auth.                                               5.00      12/01/2035          4,347
      4,000   Health Facilities Auth.                                               5.00       6/01/2036          4,461
      1,250   Park Creek Metropolitan District                                      5.00      12/01/2032          1,390
      1,000   Park Creek Metropolitan District                                      5.00      12/01/2034          1,101

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     9,135   Regional Transportation District (PRE)                                5.00%      6/01/2025     $   10,077
        865   Regional Transportation District                                      5.00       6/01/2025            947
      7,585   Regional Transportation District                                      5.00       6/01/2029          8,788
     14,175   Regional Transportation District                                      5.00       6/01/2030         16,370
     15,005   Regional Transportation District                                      5.00       6/01/2031         17,268
                                                                                                             ----------
                                                                                                                108,937
                                                                                                             ----------
              CONNECTICUT (0.6%)
      1,120   Hartford City (INS)                                                   5.00       7/01/2028          1,243
      2,400   Hartford City (INS)                                                   5.00       7/01/2032          2,607
     10,000   Health and Educational Facilities Auth.                               5.00       7/01/2034         11,214
      7,479   Mashantucket (Western) Pequot Tribe(c),(d)                            6.05(e)    7/01/2031            286
      1,000   New Haven (INS)                                                       5.00       8/15/2030          1,158
      1,000   New Haven (INS)                                                       5.00       8/15/2032          1,149
      1,000   New Haven (INS)                                                       5.00       8/15/2033          1,142
      1,350   New Haven (INS)                                                       5.00       8/15/2034          1,536
      5,000   State                                                                 5.00      11/15/2035          5,583
                                                                                                             ----------
                                                                                                                 25,918
                                                                                                             ----------
              DISTRICT OF COLUMBIA (0.4%)
        375   District of Columbia                                                  5.00       7/01/2023            419
      3,870   District of Columbia                                                  5.63      10/01/2025          4,183
      5,000   District of Columbia                                                  5.75      10/01/2026          5,399
      6,000   District of Columbia (PRE)                                            5.75      10/01/2027          6,941
      1,280   District of Columbia                                                  6.00       7/01/2033          1,496
                                                                                                             ----------
                                                                                                                 18,438
                                                                                                             ----------
              FLORIDA (6.1%)
      2,500   Broward County Airport System                                         5.00      10/01/2024          2,684
      2,000   Broward County School Board                                           5.00       7/01/2029          2,338
      2,000   Broward County School Board                                           5.00       7/01/2030          2,328
      2,325   Halifax Hospital Medical Center                                       5.00       6/01/2035          2,606
      2,750   Halifax Hospital Medical Center                                       5.00       6/01/2036          3,065
      8,000   Hillsborough County IDA                                               5.65       5/15/2018          8,218
      3,500   Jacksonville                                                          5.00      10/01/2028          3,985
      1,250   Lake County School Board (INS)                                        5.00       6/01/2029          1,430
      2,225   Lake County School Board (INS)                                        5.00       6/01/2030          2,535
      2,500   Lee County                                                            5.00      10/01/2023          2,958
      2,700   Lee County                                                            5.00      10/01/2024          3,244
      4,000   Lee County                                                            5.00      10/01/2033          4,671
      7,245   Lee County IDA                                                        5.00      10/01/2028          7,524
      3,750   Lee County School Board                                               5.00       8/01/2028          4,397
      6,560   Miami Beach City Health Facilities Auth.                              5.00      11/15/2029          7,201
      7,500   Miami-Dade County                                                     3.75      12/01/2018          7,728
      2,345   Miami-Dade County (INS) (PRE)                                         5.00      10/01/2024          2,346

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,670   Miami-Dade County (INS) (PRE)                                         5.00%     10/01/2025     $    3,671
      2,000   Miami-Dade County                                                     5.00      10/01/2025          2,320
      2,500   Miami-Dade County (INS) (PRE)                                         5.00      10/01/2026          2,501
      6,440   Miami-Dade County                                                     5.00      10/01/2026          7,120
      7,000   Miami-Dade County                                                     5.00      10/01/2027          7,737
     10,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2028         11,318
      7,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2029          7,890
      1,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2029          1,161
      2,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2030          2,325
      1,610   Miami-Dade County Expressway Auth.                                    5.00       7/01/2030          1,863
      2,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2031          2,316
      1,255   Miami-Dade County Expressway Auth.                                    5.00       7/01/2031          1,448
      2,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2032          2,300
      2,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2033          2,290
      2,000   Miami-Dade County Expressway Auth.                                    5.00       7/01/2034          2,282
      4,750   Miami-Dade County Health Facilities Auth.                             5.00       8/01/2027          5,408
      4,950   Miami-Dade County Health Facilities Auth.                             5.00       8/01/2028          5,609
      5,250   Miami-Dade County Health Facilities Auth.                             5.00       8/01/2029          5,924
      3,500   Miami-Dade County Health Facilities Auth.                             5.00       8/01/2030          3,932
      5,780   Miami-Dade County Health Facilities Auth.                             5.00       8/01/2031          6,470
     10,000   Miami-Dade County School Board (INS) (PRE)                            5.00       2/01/2024         10,534
     12,000   Miami-Dade County School Board (INS) (PRE)                            5.25       5/01/2025         12,303
     12,000   Orange County Health Facility Auth.                                   5.25      10/01/2022         12,954
      5,000   Orange County Health Facility Auth.                                   5.38      10/01/2023          5,405
      4,000   Orange County Health Facility Auth.                                   5.00      10/01/2035          4,556
      3,055   Osceola County School Board                                           5.00       6/01/2028          3,500
      7,595   Palm Beach County Health Facilities Auth.                             5.00      11/15/2023          8,595
      1,995   Pinellas County Educational Facilities Auth.                          5.00      10/01/2021          2,196
      1,080   Pinellas County Educational Facilities Auth.                          4.00      10/01/2022          1,155
      1,415   Pinellas County Educational Facilities Auth.                          4.00      10/01/2023          1,502
      2,045   Pinellas County Educational Facilities Auth.(f)                       5.38      10/01/2026          2,266
      1,895   Pinellas County Educational Facilities Auth.                          5.00      10/01/2027          2,048
      2,615   Pinellas County Educational Facilities Auth.(f)                       6.50      10/01/2031          2,996
      3,195   Port St. Lucie Special Assessment                                     4.00       7/01/2031          3,376
      2,000   Port St. Lucie Special Assessment                                     4.00       7/01/2032          2,101
      2,785   Port St. Lucie Special Assessment                                     4.00       7/01/2033          2,904
      1,000   Port St. Lucie Utility System                                         4.00       9/01/2031          1,079
      7,370   Saint Lucie County (INS)                                              5.00      10/01/2028          8,493
      2,045   Saint Lucie County School Board                                       5.00       7/01/2025          2,378
      1,500   Saint Lucie County School Board                                       5.00       7/01/2026          1,737
      3,195   Southeast Overtown/Park West Community
                Redevelopment Agency(a)                                             5.00       3/01/2030          3,484
      8,970   Sunshine State Governmental Financing Commission                      5.00       9/01/2019          9,614
      5,525   Sunshine State Governmental Financing Commission                      5.00       9/01/2020          6,107

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10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,055   Sunshine State Governmental Financing
                Commission (INS)                                                    5.00%      9/01/2021     $    1,198
      1,000   Volusia County Educational Facilities Auth.                           5.00      10/15/2028          1,165
      1,000   Volusia County Educational Facilities Auth.                           5.00      10/15/2029          1,159
      1,500   Volusia County Educational Facilities Auth.                           5.00      10/15/2030          1,727
      1,560   Volusia County Educational Facilities Auth.                           5.00      10/15/2032          1,782
                                                                                                             ----------
                                                                                                                273,457
                                                                                                             ----------
              GEORGIA (0.4%)
     10,000   Burke County Dev. Auth.                                               7.00       1/01/2023         10,149
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)                         5.25       8/01/2023          3,730
        400   Glynn-Brunswick Memorial Hospital Auth.                               5.25       8/01/2023            413
      3,000   Private Colleges and Universities Auth.                               5.25      10/01/2027          3,298
      2,000   Private Colleges and Universities Auth.                               5.25      10/01/2027          2,216
                                                                                                             ----------
                                                                                                                 19,806
                                                                                                             ----------
              GUAM (0.4%)
      1,500   Government                                                            5.00      12/01/2030          1,710
      2,000   Government                                                            5.00      12/01/2031          2,262
      1,000   Power Auth. (INS)                                                     5.00      10/01/2027          1,126
      1,000   Power Auth.                                                           5.00      10/01/2029          1,106
      1,000   Power Auth. (INS)                                                     5.00      10/01/2030          1,123
      1,000   Power Auth.                                                           5.00      10/01/2030          1,101
        695   Power Auth.                                                           5.00      10/01/2031            762
      1,000   Power Auth. (INS)                                                     5.00      10/01/2032          1,130
        750   Waterworks Auth.                                                      5.00       7/01/2023            851
        600   Waterworks Auth.                                                      5.00       7/01/2024            689
        750   Waterworks Auth.                                                      5.00       7/01/2025            847
      1,000   Waterworks Auth.                                                      5.00       7/01/2028          1,090
      1,000   Waterworks Auth.                                                      5.00       7/01/2029          1,100
      3,000   Waterworks Auth.                                                      5.25       7/01/2033          3,294
      1,250   Waterworks Auth.                                                      5.00       7/01/2036          1,353
                                                                                                             ----------
                                                                                                                 19,544
                                                                                                             ----------
              ILLINOIS (14.5%)
      2,974   Chicago                                                               6.63      12/01/2022          2,975
     30,000   Chicago (INS)                                                         4.45(b)    1/01/2023         25,416
      6,525   Chicago Midway Airport                                                5.00       1/01/2027          7,420
     11,750   Chicago Midway Airport                                                5.00       1/01/2029         13,536
      5,175   Chicago Midway Airport                                                5.00       1/01/2030          5,939
      8,910   Chicago Midway Airport                                                5.00       1/01/2031         10,187
      6,000   Chicago Midway Airport                                                5.00       1/01/2032          6,837
      1,635   Chicago Midway Airport                                                5.25       1/01/2033          1,850
      3,500   Chicago Midway Airport                                                4.00       1/01/2034          3,694
      3,000   Chicago Midway Airport                                                4.00       1/01/2035          3,157

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,000   Chicago Wastewater Transmission                                       5.00%      1/01/2031     $    1,104
      1,000   Chicago Wastewater Transmission                                       5.00       1/01/2032          1,096
      3,500   Chicago Wastewater Transmission                                       5.00       1/01/2033          3,845
      1,000   Chicago Wastewater Transmission                                       5.00       1/01/2034          1,095
      1,250   Chicago Wastewater Transmission                                       5.00       1/01/2035          1,365
      8,000   Chicago Wastewater Transmission                                       5.00       1/01/2035          8,928
      1,500   Chicago Water                                                         5.00      11/01/2028          1,748
        725   Chicago Water                                                         5.00      11/01/2029            839
      1,000   Chicago Water                                                         5.00      11/01/2029          1,157
      2,000   Chicago Water                                                         5.00      11/01/2030          2,304
      1,000   Chicago Water                                                         5.00      11/01/2031          1,147
      2,000   Chicago Water                                                         5.00      11/01/2031          2,239
      2,000   Chicago Water                                                         5.00      11/01/2033          2,216
      2,105   Chicago Water (INS)                                                   5.25      11/01/2034          2,478
      1,635   Chicago Water (INS)                                                   5.25      11/01/2035          1,919
      2,665   Chicago Water                                                         5.00      11/01/2036          3,014
      9,000   Chicago-O'Hare International Airport                                  5.25       1/01/2024          9,743
      3,620   Chicago-O'Hare International Airport (INS)                            5.00       1/01/2028          4,153
      1,500   Chicago-O'Hare International Airport (INS)                            5.00       1/01/2029          1,719
     13,480   Chicago-O'Hare International Airport                                  5.25       1/01/2029         15,582
      2,150   Chicago-O'Hare International Airport (INS)                            5.13       1/01/2030          2,439
     11,560   Chicago-O'Hare International Airport                                  5.00       1/01/2033         13,325
      5,675   Chicago-O'Hare International Airport                                  5.00       1/01/2034          6,493
      1,000   Community College District No. 536                                    5.00      11/01/2031          1,155
      2,000   Community College District No. 536                                    5.00      11/01/2032          2,292
        750   Community College District No. 536                                    5.00      11/01/2033            854
      2,500   Cook County                                                           5.00      11/15/2031          2,869
      3,750   Cook County                                                           4.00      11/15/2034          3,961
      7,000   Cook County                                                           5.00      11/15/2035          8,155
      5,000   Cook County                                                           5.00      11/15/2036          5,801
      9,750   Educational Facilities Auth.                                          4.00      11/01/2036         10,073
      4,500   Educational Facilities Auth.                                          4.45      11/01/2036          4,782
      4,340   Finance Auth. (ETM)                                                   5.75       5/01/2018          4,461
      2,080   Finance Auth.                                                         5.00       2/15/2020          2,239
      1,710   Finance Auth.                                                         5.00       2/15/2022          1,846
        750   Finance Auth.                                                         5.25       4/01/2022            750
      2,070   Finance Auth.                                                         3.25       5/15/2022          2,123
      2,000   Finance Auth.                                                         5.00       4/01/2023          2,001
      3,400   Finance Auth. (INS) (PRE)                                             5.00      11/01/2023          3,546
      7,140   Finance Auth.                                                         5.13       2/15/2025          7,683
      4,165   Finance Auth.                                                         5.00       4/01/2025          4,166
      8,210   Finance Auth.                                                         4.50       5/15/2025          8,986
      7,665   Finance Auth.                                                         5.38       8/15/2026          8,658
      1,750   Finance Auth.                                                         5.40       4/01/2027          1,750

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12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,065   Finance Auth.                                                         4.00%      5/15/2027     $    3,205
      8,250   Finance Auth.                                                         5.50       7/01/2028          9,476
     20,000   Finance Auth.                                                         3.90       3/01/2030         21,085
      1,000   Finance Auth.                                                         5.00       5/15/2030          1,122
      1,875   Finance Auth.                                                         5.00       5/15/2031          2,045
      1,000   Finance Auth.                                                         4.00      10/01/2031          1,072
      1,500   Finance Auth.                                                         5.00       8/15/2032          1,657
      1,000   Finance Auth.                                                         4.00      10/01/2032          1,065
      1,155   Finance Auth.                                                         5.00       8/15/2033          1,270
      1,000   Finance Auth.                                                         5.00       8/15/2034          1,092
      3,385   Finance Auth.                                                         5.00       9/01/2034          3,637
      1,000   Finance Auth.                                                         4.00      10/01/2034          1,053
      3,700   Finance Auth.                                                         5.00      11/15/2034          4,142
      3,500   Finance Auth.                                                         5.00      12/01/2034          3,865
      1,100   Finance Auth.                                                         5.00       5/15/2035          1,209
      4,000   Finance Auth.                                                         5.00       8/15/2035          4,372
      3,000   Finance Auth.                                                         5.00      11/15/2035          3,350
      5,000   Finance Auth.                                                         4.00      12/01/2035          5,044
     18,000   Finance Auth.                                                         4.00       2/15/2036         18,510
      1,400   Finance Auth.                                                         5.00       5/15/2036          1,497
      3,000   Finance Auth.                                                         4.00      12/01/2036          3,013
      1,835   Herrin Community USD (INS)                                            5.00      12/01/2028          2,061
      1,925   Herrin Community USD (INS)                                            5.00      12/01/2029          2,150
      2,025   Herrin Community USD (INS)                                            5.00      12/01/2030          2,251
      6,000   Herrin Community USD (INS)                                            5.00      12/01/2034          6,541
      2,800   Kane, Cook and Dupage Counties                                        5.00       1/01/2032          3,210
      4,000   Kane, Cook and Dupage Counties                                        5.00       1/01/2033          4,566
      5,000   Kendall Kane and Will Counties Community
                Unit School District                                                5.00       2/01/2035          5,689
      6,000   Kendall Kane and Will Counties Community
                Unit School District                                                5.00       2/01/2036          6,804
      1,210   Metropolitan Pier and Exposition Auth. (INS)                          5.30       6/15/2018          1,226
      2,935   Metropolitan Pier and Exposition Auth. (INS)                          5.40       6/15/2019          2,975
      5,000   Metropolitan Pier and Exposition Auth. (INS)                          5.70(b)    6/15/2026          3,774
     14,650   Municipal Electric Agency                                             4.00       2/01/2033         15,539
      1,800   Northern Illinois Municipal Power Agency                              4.00      12/01/2031          1,903
      2,100   Northern Illinois Municipal Power Agency                              4.00      12/01/2032          2,207
      4,000   Northern Illinois Municipal Power Agency                              4.00      12/01/2033          4,172
      5,000   Northern Illinois Municipal Power Agency                              4.00      12/01/2035          5,163
      7,095   Railsplitter Tobacco Settlement Auth.                                 5.00       6/01/2018          7,277
     10,000   Railsplitter Tobacco Settlement Auth.                                 5.50       6/01/2023         11,294
     23,160   Regional Transportation Auth.                                         4.00       7/01/2034         24,344
     11,650   Regional Transportation Auth.                                         4.00       7/01/2035         12,206
      2,010   Rosemont (INS)                                                        5.00      12/01/2025          2,322

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                                                  PORTFOLIO OF INVESTMENTS |  13

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,110   Rosemont (INS)                                                        5.00%     12/01/2026     $    2,451
      3,000   Sports Facilities Auth. (INS)                                         5.25       6/15/2030          3,358
      5,000   Sports Facilities Auth. (INS)                                         5.25       6/15/2031          5,573
      5,000   Sports Facilities Auth. (INS)                                         5.25       6/15/2032          5,551
      8,500   Springfield                                                           5.00      12/01/2030          9,786
      3,000   Springfield (INS)                                                     5.00       3/01/2034          3,392
      3,700   Springfield School District No. 186 (INS)                             5.00       2/01/2024          4,348
      7,200   Springfield School District No. 186 (INS)                             5.00       2/01/2025          8,253
      4,215   Springfield School District No. 186 (INS)                             5.00       2/01/2026          4,940
      5,000   State (INS)                                                           5.00       1/01/2021          5,290
     10,000   State (INS)                                                           5.00       4/01/2029         11,121
      7,000   State (INS)                                                           4.00       2/01/2030          7,218
      9,000   State                                                                 5.25       2/01/2031          9,723
     10,000   State                                                                 5.00      11/01/2032         10,763
     12,475   State Univ.                                                           4.00       4/01/2033         12,947
      5,000   Toll Highway Auth.                                                    5.00      12/01/2032          5,806
      6,000   Toll Highway Auth.                                                    5.00       1/01/2033          6,973
      2,500   Toll Highway Auth.                                                    5.00       1/01/2034          2,893
      5,870   Toll Highway Auth.                                                    5.00       1/01/2034          6,773
      2,000   Toll Highway Auth.                                                    5.00       1/01/2035          2,309
      5,600   Toll Highway Auth.                                                    5.00       1/01/2035          6,449
      7,000   Toll Highway Auth.                                                    5.00       1/01/2036          8,035
      5,225   Village of Gilberts (INS)                                             5.00       3/01/2030          5,810
      3,000   Village of Volo (INS)                                                 5.00       3/01/2034          3,386
      1,250   Village of Volo (INS)                                                 4.00       3/01/2036          1,267
     14,070   Will County Forest Preserve District (INS)                            5.40(b)   12/01/2017         14,047
                                                                                                             ----------
                                                                                                                648,027
                                                                                                             ----------
              INDIANA (0.8%)
      1,470   Finance Auth.                                                         5.00       5/01/2024          1,704
      6,000   Finance Auth.                                                         3.13      12/01/2024          6,189
      1,200   Finance Auth.                                                         5.00       5/01/2027          1,361
      1,900   Finance Auth.                                                         5.00      10/01/2027          1,900
      1,250   Finance Auth.                                                         5.00       9/01/2030          1,467
      1,500   Finance Auth.                                                         5.00       9/01/2031          1,751
     10,500   Finance Auth.                                                         5.00       6/01/2032         10,690
      3,000   Jasper County (INS)                                                   5.85       4/01/2019          3,182
      6,500   Richmond Hospital Auth.                                               5.00       1/01/2035          7,261
                                                                                                             ----------
                                                                                                                 35,505
                                                                                                             ----------
              IOWA (0.7%)
      5,425   Finance Auth.                                                         4.00       8/15/2035          5,596
     16,305   Finance Auth.                                                         4.00       8/15/2036         16,773
      2,475   Waterloo Community School District (PRE)                              5.00       7/01/2024          2,646
      2,775   Waterloo Community School District (PRE)                              5.00       7/01/2025          2,967

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14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     4,510   Waterloo Community School District (PRE)                              5.00%      7/01/2027     $    4,821
                                                                                                             ----------
                                                                                                                 32,803
                                                                                                             ----------
              KANSAS (0.3%)
      3,000   Wichita                                                               4.20       9/01/2027          3,024
     10,000   Wichita                                                               4.63       9/01/2033         10,000
                                                                                                             ----------
                                                                                                                 13,024
                                                                                                             ----------
              KENTUCKY (1.6%)
      2,410   Ashland Medical Center                                                4.00       2/01/2036          2,417
      2,000   Commonwealth Property and Buildings Commission                        5.00       2/01/2032          2,280
      2,250   Commonwealth Property and Buildings Commission                        5.00       2/01/2033          2,551
      6,130   Economic Dev. Finance Auth.                                           4.05(b)   10/01/2024          5,068
      7,500   Economic Dev. Finance Auth. (INS)                                     5.75      12/01/2028          7,635
      7,205   Economic Dev. Finance Auth.                                           5.00       5/15/2031          7,544
      2,500   Economic Dev. Finance Auth.                                           5.00       5/15/2036          2,581
      6,750   Finance Auth.                                                         5.00       5/15/2026          7,245
      3,830   Louisville/Jefferson County Metro Government                          5.00      12/01/2022          4,278
      2,760   Louisville/Jefferson County Metro Government                          5.00      12/01/2023          3,056
      7,160   Louisville/Jefferson County Metro Government                          5.00      12/01/2024          7,879
      3,725   Pikeville City Hospital Improvement                                   5.75       3/01/2026          4,138
     15,000   Trimble County Environmental Facilities                               3.75       6/01/2033         15,214
                                                                                                             ----------
                                                                                                                 71,886
                                                                                                             ----------
              LOUISIANA (3.0%)
      2,750   Jefferson Parish Hospital District No. 1 (INS) (PRE)                  5.50       1/01/2026          3,134
      3,000   Jefferson Parish Hospital District No. 1 (INS) (PRE)                  5.38       1/01/2031          3,407
      3,750   Local Government Environmental Facilities and
                Community Dev. Auth.                                                6.50       8/01/2029          4,230
        700   New Orleans                                                           5.00       6/01/2031            808
      1,150   New Orleans                                                           5.00       6/01/2032          1,321
      1,500   New Orleans                                                           5.00      12/01/2033          1,716
      1,500   New Orleans                                                           5.00       6/01/2034          1,711
      1,500   New Orleans                                                           5.00      12/01/2035          1,705
      1,745   Public Facilities Auth.                                               5.00       7/01/2028          2,017
     14,000   Public Facilities Auth.                                               3.50       6/01/2030         14,225
      1,695   Public Facilities Auth.                                               5.00       7/01/2030          1,933
      2,735   Public Facilities Auth.                                               4.00      12/15/2032          2,924
      8,995   Public Facilities Auth.                                               5.00       7/01/2033         10,238
        750   Public Facilities Auth.                                               5.00       7/01/2033            841
      3,095   Public Facilities Auth.                                               4.00      12/15/2033          3,286
         25   Public Facilities Auth. (PRE)                                         5.00       5/15/2034             31
      2,225   Public Facilities Auth.                                               5.00       5/15/2034          2,516
      2,975   Public Facilities Auth.                                               5.00       5/15/2034          3,413
     13,550   Public Facilities Auth.                                               5.00       7/01/2034         15,372

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                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$        35   Public Facilities Auth. (PRE)                                         4.00%      5/15/2035     $       41
      3,465   Public Facilities Auth.                                               4.00       5/15/2035          3,609
      2,000   Public Facilities Auth.                                               5.00       5/15/2035          2,287
         15   Public Facilities Auth. (PRE)                                         4.00       5/15/2036             17
      1,485   Public Facilities Auth.                                               4.00       5/15/2036          1,541
      1,560   Public Facilities Auth.                                               5.00       5/15/2036          1,777
      2,000   Public Facilities Auth. (INS)                                         5.00       6/01/2036          2,220
      5,330   Shreveport (INS)                                                      5.00      12/01/2031          6,219
      5,125   Shreveport (INS)                                                      5.00      12/01/2032          5,998
      1,515   Shreveport (INS)                                                      5.00      12/01/2033          1,774
      1,500   Shreveport (INS)                                                      5.00      12/01/2034          1,749
      1,510   Shreveport (INS)                                                      5.00      12/01/2035          1,757
      1,000   State University                                                      4.00       7/01/2031          1,065
      1,000   State University                                                      4.00       7/01/2032          1,058
      1,000   State University                                                      4.00       7/01/2033          1,051
      2,440   Terrebonne Parish Hospital Service Dist. No. 1                        5.00       4/01/2022          2,643
      2,570   Terrebonne Parish Hospital Service Dist. No. 1                        5.00       4/01/2023          2,778
      2,000   Terrebonne Parish Hospital Service Dist. No. 1                        4.65       4/01/2024          2,128
      4,250   Terrebonne Parish Hospital Service Dist. No. 1                        5.00       4/01/2028          4,539
      5,000   Tobacco Settlement Financing Corp.                                    5.00       5/15/2023          5,749
     10,000   Tobacco Settlement Financing Corp.                                    5.25       5/15/2031         10,778
                                                                                                             ----------
                                                                                                                135,606
                                                                                                             ----------
              MAINE (0.4%)
      1,635   Health and Higher Educational Facilities Auth.                        5.00      7/01/2024           1,810
      1,000   Health and Higher Educational Facilities Auth.                        5.00      7/01/2026           1,078
     11,500   Health and Higher Educational Facilities Auth.                        6.00      7/01/2026          12,469
      1,000   Health and Higher Educational Facilities Auth.                        5.00      7/01/2027           1,071
                                                                                                             ----------
                                                                                                                 16,428
                                                                                                             ----------
              MARYLAND (1.0%)
     2,500    EDC                                                                   6.20       9/01/2022          2,682
     5,000    Health and Higher Educational Facilities Auth. (PRE)                  6.00       1/01/2028          5,065
     1,415    Health and Higher Educational Facilities Auth.                        5.50       1/01/2029          1,694
     1,750    Health and Higher Educational Facilities Auth.                        5.50       1/01/2030          2,087
     1,585    Health and Higher Educational Facilities Auth.                        5.50       1/01/2031          1,878
     3,190    Health and Higher Educational Facilities Auth.                        5.00       7/01/2031          3,588
     6,505    Health and Higher Educational Facilities Auth.                        5.00       7/01/2032          7,277
     1,000    Health and Higher Educational Facilities Auth.                        5.00       7/01/2033          1,117
     1,000    Health and Higher Educational Facilities Auth.                        5.00       7/01/2033          1,115
     3,600    Health and Higher Educational Facilities Auth.                        5.00       7/01/2033          4,005
     1,000    Health and Higher Educational Facilities Auth.                        5.00       7/01/2034          1,112
     2,200    Health and Higher Educational Facilities Auth.                        5.00       7/01/2034          2,446
     2,500    Health and Higher Educational Facilities Auth.                        5.00       7/01/2034          2,771
     1,310    Health and Higher Educational Facilities Auth.                        5.00       7/01/2035          1,453

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16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     5,000   Health and Higher Educational Facilities Auth.                        5.50%      1/01/2036     $    5,810
      1,000   Health and Higher Educational Facilities Auth.                        5.00       7/01/2036          1,104
                                                                                                             ----------
                                                                                                                 45,204
                                                                                                             ----------
              MASSACHUSETTS (1.1%)
        640   Dev. Finance Agency                                                   5.00       7/01/2020            694
      1,480   Dev. Finance Agency                                                   5.00       7/01/2022          1,671
      4,500   Dev. Finance Agency                                                   6.25       1/01/2027          5,083
      1,720   Dev. Finance Agency                                                   5.00       7/01/2027          1,877
      2,000   Dev. Finance Agency                                                   5.00       7/01/2030          2,126
      2,000   Dev. Finance Agency                                                   5.00       7/01/2030          2,310
        450   Dev. Finance Agency                                                   5.00       1/01/2031            524
      1,675   Dev. Finance Agency                                                   5.00       7/01/2031          1,924
        645   Dev. Finance Agency                                                   5.00       1/01/2032            747
      1,250   Dev. Finance Agency                                                   5.00       7/01/2032          1,446
        535   Dev. Finance Agency                                                   5.00       1/01/2033            616
      2,155   Dev. Finance Agency                                                   5.00       4/15/2033          2,365
      1,250   Dev. Finance Agency                                                   5.00       7/01/2033          1,435
        700   Dev. Finance Agency                                                   5.00       1/01/2034            802
      1,000   Dev. Finance Agency                                                   5.00       7/01/2034          1,143
        735   Dev. Finance Agency                                                   5.00       1/01/2035            840
      1,500   Dev. Finance Agency                                                   5.00       7/01/2035          1,676
      1,000   Dev. Finance Agency                                                   5.00       1/01/2036          1,140
      2,000   Dev. Finance Agency                                                   5.00       7/01/2036          2,232
      1,000   Dev. Finance Agency                                                   5.00       7/01/2036          1,113
      3,110   Health and Educational Facilities Auth.                               5.00       7/01/2019          3,294
      5,780   Health and Educational Facilities Auth. (PRE)                         6.00       7/01/2024          6,280
      3,220   Health and Educational Facilities Auth.                               6.00       7/01/2024          3,480
      4,000   Health and Educational Facilities Auth.                               5.00       7/15/2027          4,011
        110   Water Pollution Abatement Trust                                       4.75       8/01/2025            110
                                                                                                             ----------
                                                                                                                 48,939
                                                                                                             ----------
              MICHIGAN (2.0%)
      3,000   Building Auth.                                                        5.00      10/15/2029          3,485
      2,000   Finance Auth. (NBGA)                                                  5.00       5/01/2024          2,347
      1,700   Finance Auth. (NBGA)                                                  5.00       5/01/2025          2,008
      8,200   Finance Auth.                                                         5.00      12/01/2034          9,484
      6,000   Finance Auth.                                                         4.00      11/15/2035          6,228
      4,600   Finance Auth.                                                         5.00      12/01/2035          5,305
      1,000   Finance Auth.                                                         4.00      11/15/2036          1,034
     10,000   Grand Traverse County Hospital Finance Auth.                          5.00       7/01/2029         11,170
     13,560   Great Lakes Water Auth.                                               4.00       7/01/2032         14,192
     12,000   Kent Hospital Finance Auth.                                           5.00      11/15/2029         13,238
      2,775   Livonia Public Schools School District (INS)                          5.00       5/01/2032          3,213
      2,875   Livonia Public Schools School District (INS)                          5.00       5/01/2033          3,310

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                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,965   Livonia Public Schools School District (INS)                          5.00%      5/01/2034     $    3,399
      3,065   Livonia Public Schools School District (INS)                          5.00       5/01/2035          3,504
      2,770   Livonia Public Schools School District (INS)                          5.00       5/01/2036          3,155
      3,000   State Trunk Line Fund                                                 5.00      11/01/2019          3,243
      2,000   State Trunk Line Fund                                                 5.00      11/01/2020          2,160
                                                                                                             ----------
                                                                                                                 90,475
                                                                                                             ----------
              MINNESOTA (0.1%)
      1,750   St. Paul Housing and Redevelopment Auth. (PRE)                        5.00      11/15/2029          2,160
      1,275   St. Paul Housing and Redevelopment Auth. (PRE)                        5.00      11/15/2030          1,573
                                                                                                             ----------
                                                                                                                  3,733
                                                                                                             ----------
              MISSISSIPPI (0.2%)
      2,000   Dev. Bank                                                             5.00       4/01/2028          2,285
      7,000   Dev. Bank (INS)                                                       5.00       9/01/2030          7,842
                                                                                                             ----------
                                                                                                                 10,127
                                                                                                             ----------
              MISSOURI (0.6%)
      1,780   Cape Girardeau County Health Care Facilities IDA                      5.00       6/01/2025          2,009
      2,555   Cape Girardeau County Health Care Facilities IDA                      5.00       6/01/2027          2,851
      2,675   Cape Girardeau County Health Care Facilities IDA                      6.00       3/01/2033          3,091
        500   Cape Girardeau County IDA                                             5.00       3/01/2032            562
        750   Cape Girardeau County IDA                                             5.00       3/01/2036            829
      1,000   Dev. Finance Board                                                    5.00       6/01/2030          1,117
      4,215   Dev. Finance Board                                                    5.00       6/01/2031          4,691
      2,310   Health and Educational Facilities Auth.                               5.00       5/01/2030          2,537
      2,350   Health and Educational Facilities Auth.                               5.25       5/01/2033          2,588
      1,350   Riverside IDA (INS)                                                   5.00       5/01/2020          1,391
      1,380   Saint Louis County IDA                                                5.00       9/01/2023          1,554
      2,750   Saint Louis County IDA                                                5.50       9/01/2033          3,081
      2,110   Stoddard County IDA                                                   6.00       3/01/2037          2,421
                                                                                                             ----------
                                                                                                                 28,722
                                                                                                             ----------
              MONTANA (0.2%)
      8,500   Forsyth                                                               3.90       3/01/2031          8,859
                                                                                                             ----------
              NEBRASKA (0.1%)
      1,250   Douglas County Hospital Auth.                                         5.00      11/01/2028          1,458
      1,600   Douglas County Hospital Auth.                                         5.00      11/01/2030          1,847
      2,400   Public Power Generation Agency                                        5.00       1/01/2037          2,751
                                                                                                             ----------
                                                                                                                  6,056
                                                                                                             ----------
              NEVADA (1.7%)
      3,660   Clark County                                                          5.00       7/01/2026          4,438
      2,220   Clark County                                                          5.00       7/01/2027          2,713
     20,470   Clark County                                                          5.00       7/01/2032         23,770
     10,845   Clark County                                                          5.00       7/01/2033         12,535

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18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$    18,000   Humboldt County                                                       5.15%     12/01/2024     $   19,217
      2,000   Las Vegas Convention and Visitors Auth.                               4.00       7/01/2033          2,095
      4,560   Las Vegas Convention and Visitors Auth.                               4.00       7/01/2034          4,755
      5,075   Las Vegas Convention and Visitors Auth.                               4.00       7/01/2035          5,280
                                                                                                             ----------
                                                                                                                 74,803
                                                                                                             ----------
              NEW JERSEY (5.2%)
        630   Atlantic City (INS)                                                   5.00       3/01/2032            728
      1,660   Atlantic City (INS)(g)                                                5.00       3/01/2032          1,919
        750   Atlantic City (INS)                                                   5.00       3/01/2037            850
      1,250   Atlantic City (INS)(g)                                                5.00       3/01/2037          1,416
      1,135   Bayonne City (INS)                                                    5.00       7/01/2034          1,292
      1,000   Bayonne City (INS)                                                    5.00       7/01/2035          1,136
      1,000   Casino Reinvestment Dev. Auth. (INS)                                  5.00      11/01/2029          1,119
      1,000   Casino Reinvestment Dev. Auth. (INS)                                  5.00      11/01/2030          1,114
      7,300   EDA (ETM)                                                             5.25       9/01/2019          7,888
      2,700   EDA                                                                   5.25       9/01/2019          2,871
      5,000   EDA (INS)                                                             5.00       7/01/2022          5,012
      7,300   EDA (PRE)                                                             5.25       9/01/2022          8,299
      2,700   EDA                                                                   5.25       9/01/2022          2,937
      3,500   EDA                                                                   4.45       6/01/2023          3,721
     18,410   EDA                                                                   5.00       3/01/2025         20,208
      5,125   EDA                                                                   5.00       6/15/2025          5,794
     10,000   EDA (INS)                                                             5.00       6/15/2025         11,397
      2,500   EDA                                                                   5.00       6/15/2026          2,721
      1,500   EDA                                                                   3.13       7/01/2029          1,483
      1,000   EDA                                                                   3.38       7/01/2030            975
      9,000   EDA                                                                   5.25       6/15/2033          9,928
      4,000   Educational Facilities Auth.                                          5.50       9/01/2029          4,603
      3,000   Educational Facilities Auth.                                          5.50       9/01/2030          3,450
      4,590   Educational Facilities Auth.                                          5.50       9/01/2031          5,265
      8,075   Educational Facilities Auth.                                          5.50       9/01/2032          9,217
      5,740   Educational Facilities Auth.                                          5.50       9/01/2028          6,648
        500   Educational Facilities Auth.                                          4.00       7/01/2033            526
        750   Educational Facilities Auth.                                          4.00       7/01/2034            785
      3,000   Educational Facilities Auth. (INS)                                    5.00       7/01/2034          3,487
      1,250   Educational Facilities Auth.                                          4.00       7/01/2035          1,304
      3,350   Educational Facilities Auth. (INS)                                    5.00       7/01/2035          3,882
      1,800   Educational Facilities Auth. (INS)                                    4.00       7/01/2036          1,870
      4,535   Essex County Improvement Auth. (INS)                                  6.00      11/01/2025          5,031
      2,000   Health Care Facilities Financing Auth. (INS)                          5.00       7/01/2027          2,361
      1,500   Health Care Facilities Financing Auth. (INS)                          5.00       7/01/2030          1,740
      1,455   New Brunswick Parking Auth. (INS)                                     5.00       9/01/2035          1,699
      2,000   New Brunswick Parking Auth. (INS)                                     5.00       9/01/2036          2,326

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                                                  PORTFOLIO OF INVESTMENTS |  19

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$       500   Newark Housing Auth. (INS)                                            4.00%     12/01/2029     $      535
        750   Newark Housing Auth. (INS)                                            4.00      12/01/2030            799
        500   Newark Housing Auth. (INS)                                            4.00      12/01/2031            530
        500   South Jersey Transportation Auth.                                     5.00      11/01/2030            561
        750   South Jersey Transportation Auth.                                     5.00      11/01/2031            839
      1,085   South Jersey Transportation Auth.                                     5.00      11/01/2034          1,197
        400   State Building Auth. (PRE)                                            4.00       6/15/2030            463
        600   State Building Auth.                                                  4.00       6/15/2030            617
      7,000   State Turnpike Auth. (PRE)                                            5.00       1/01/2021          7,356
     13,000   State Turnpike Auth.                                                  5.00       1/01/2021         13,627
      7,675   State Turnpike Auth.                                                  5.00       1/01/2034          8,869
     10,000   State Turnpike Auth.                                                  5.00       1/01/2034         11,599
      3,500   State Turnpike Auth.                                                  4.00       1/01/2035          3,756
      4,725   State Turnpike Auth.                                                  5.00       1/01/2035          5,419
      5,000   Transportation Trust Fund Auth. (INS)                                 5.25      12/15/2022          5,659
     20,000   Transportation Trust Fund Auth.                                       4.47(b)   12/15/2025         14,737
      3,000   Transportation Trust Fund Auth.                                       5.00       6/15/2030          3,332
      2,000   Transportation Trust Fund Auth.                                       5.25       6/15/2033          2,208
      3,000   Transportation Trust Fund Auth.                                       5.25       6/15/2034          3,300
                                                                                                             ----------
                                                                                                                232,405
                                                                                                             ----------
              NEW MEXICO (0.5%)
     20,000   Farmington                                                            4.70       5/01/2024         21,555
                                                                                                             ----------
              NEW YORK (5.1%)
      2,500   Albany IDA (PRE)                                                      5.75      11/15/2022          2,516
      3,700   Chautauqua Tobacco Asset Securitization Corp.                         5.00       6/01/2034          3,895
      8,590   Dormitory Auth. (ETM)                                                 5.30       2/15/2019          8,882
         15   Dormitory Auth. (ETM)                                                 5.00       5/01/2023             18
        735   Dormitory Auth.                                                       5.00       5/01/2023            830
         15   Dormitory Auth. (PRE)                                                 5.00       5/01/2024             18
        735   Dormitory Auth.                                                       5.00       5/01/2024            826
         25   Dormitory Auth. (PRE)                                                 5.00       5/01/2025             30
      1,175   Dormitory Auth.                                                       5.00       5/01/2025          1,311
         20   Dormitory Auth. (PRE)                                                 5.00       5/01/2026             24
        980   Dormitory Auth.                                                       5.00       5/01/2026          1,091
      1,000   Dormitory Auth. (INS)                                                 5.00      10/01/2027          1,188
      1,000   Dormitory Auth. (INS)                                                 5.00      10/01/2028          1,182
      1,300   Dormitory Auth. (INS)                                                 5.00      10/01/2029          1,528
     20,000   Dormitory Auth.                                                       5.00       2/15/2032         23,719
        600   Dormitory Auth.(a)                                                    5.00      12/01/2035            658
      2,000   Erie County IDA                                                       5.00       5/01/2028          2,331
      2,500   Hudson Yards Infrastructure Corp.                                     5.00       2/15/2037          2,939
     17,075   Long Island Power Auth.                                               5.00       4/01/2023         17,914
      5,000   Monroe County IDC (NBGA)                                              5.75       8/15/2030          5,701

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20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     8,000   MTA (PRE)                                                             6.25%     11/15/2023     $    8,484
         80   MTA (PRE)                                                             6.25      11/15/2023             85
      1,920   MTA                                                                   6.25      11/15/2023          2,034
      2,500   MTA (INS) (PRE)                                                       5.00      11/15/2024          2,514
      6,800   MTA (PRE)                                                             5.00      11/15/2024          6,837
      2,000   MTA                                                                   5.00      11/15/2034          2,361
     10,000   MTA                                                                   5.00      11/15/2034         11,804
      3,000   MTA                                                                   5.00      11/15/2035          3,536
      2,000   MTA                                                                   5.00      11/15/2035          2,358
      1,100   Nassau County                                                         5.00       1/01/2035          1,257
      1,150   Nassau County                                                         5.00       1/01/2036          1,310
      5,000   New York City                                                         5.13      11/15/2022          5,231
      2,625   New York City (PRE)                                                   5.13      12/01/2022          2,645
      1,705   New York City                                                         5.13      12/01/2022          1,717
      3,610   New York City (PRE)                                                   5.13      12/01/2023          3,637
      2,390   New York City                                                         5.13      12/01/2023          2,408
      5,000   New York City                                                         5.25      11/15/2024          5,239
      4,975   New York City (PRE)                                                   5.00       2/01/2025          5,045
         25   New York City                                                         5.00       2/01/2025             25
      3,500   New York City Transitional Finance Auth.                              5.00       1/15/2022          3,675
     25,000   New York City Transitional Finance Auth. (PRE)                        5.00       5/01/2026         26,589
     15,350   New York City Transitional Finance Auth.                              5.00       7/15/2034         17,750
      4,000   New York City Transitional Finance Auth.                              5.00       7/15/2035          4,745
        575   Newburgh City                                                         5.00       6/15/2023            637
      2,250   Niagara Area Dev. Corp.                                               4.00      11/01/2024          2,251
      1,670   Niagara Falls City School District (INS)                              5.00       6/15/2023          1,951
      1,450   Niagara Falls City School District (INS)                              5.00       6/15/2024          1,719
      1,670   Niagara Falls City School District (INS)                              5.00       6/15/2025          1,959
      5,000   Oyster Bay                                                            2.50       6/01/2018          5,020
      2,255   Oyster Bay                                                            3.50       6/01/2018          2,279
      1,585   Rockland County                                                       3.50      10/01/2021          1,653
      1,190   Rockland County                                                       3.63      10/01/2022          1,238
      1,560   Rockland County                                                       3.63      10/01/2023          1,615
      1,665   Rockland County                                                       3.63      10/01/2024          1,715
        790   Saratoga County Capital Resource Corp.                                5.00      12/01/2028            904
        220   Suffolk County EDC (PRE)                                              5.00       7/01/2028            251
      1,280   Suffolk County EDC                                                    5.00       7/01/2028          1,402
      1,350   Westchester County Local Dev. Corp.                                   5.00       1/01/2028          1,502
      2,600   Yonkers (INS) (ETM)                                                   5.00      10/01/2023          2,991
                                                                                                             ----------
                                                                                                                226,974
                                                                                                             ----------
              NORTH CAROLINA (0.6%)
      3,000   Eastern Municipal Power Agency (PRE)                                  5.00       1/01/2024          3,031
      5,000   Eastern Municipal Power Agency (PRE)                                  5.00       1/01/2026          5,251

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                                                  PORTFOLIO OF INVESTMENTS |  21

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,500   Medical Care Commission                                               5.00%     10/01/2025     $    1,663
      4,805   Medical Care Commission                                               6.38       7/01/2026          5,487
      1,850   Medical Care Commission                                               5.00      10/01/2030          1,933
      2,000   Municipal Power Agency No. 1 (PRE)                                    5.25       1/01/2020          2,023
      3,600   Turnpike Auth. (INS) (PRE)                                            5.00       1/01/2022          3,779
      3,330   Turnpike Auth. (INS) (PRE)                                            5.13       1/01/2024          3,501
                                                                                                             ----------
                                                                                                                 26,668
                                                                                                             ----------
              NORTH DAKOTA (0.3%)
     11,085   Grand Forks City Health Care System                                   5.00      12/01/2029         12,087
                                                                                                             ----------
              OHIO (2.0%)
      9,000   Air Quality Dev. Auth.                                                5.70       8/01/2020          4,117
      3,000   American Municipal Power, Inc. (PRE)                                  5.00       2/15/2021          3,277
      2,760   American Municipal Power, Inc. (PRE)                                  5.00       2/15/2022          3,015
      7,165   Buckeye Tobacco Settlement Financing Auth.                            5.13       6/01/2024          6,811
      2,250   Centerville                                                           5.25      11/01/2037          2,401
      2,000   Cleveland Airport System                                              5.00       1/01/2030          2,203
      1,000   Cleveland Airport System                                              5.00       1/01/2031          1,099
      7,430   Cuyahoga County                                                       4.00       2/15/2029          7,690
      4,000   Cuyahoga County                                                       5.00       2/15/2037          4,330
      2,805   Dayton City School District                                           5.00      11/01/2028          3,459
      3,655   Dayton City School District                                           5.00      11/01/2029          4,521
      3,160   Dayton City School District                                           5.00      11/01/2030          3,936
      2,000   Dayton City School District                                           5.00      11/01/2031          2,509
        420   Fairview Park City (INS)                                              4.13      12/01/2020            421
      4,365   Hamilton County (INS)                                                 4.30(b)   12/01/2025          3,520
      1,350   Hamilton County Healthcare                                            5.00       1/01/2031          1,479
      1,400   Hamilton County Healthcare                                            5.00       1/01/2036          1,507
      9,000   Hancock County Hospital Facilities                                    6.50      12/01/2030         10,311
        750   Southeastern Ohio Port Auth.                                          5.50      12/01/2029            812
        750   Southeastern Ohio Port Auth.                                          5.00      12/01/2035            773
      1,000   State                                                                 5.00       5/01/2031          1,135
        500   State                                                                 5.00       5/01/2033            562
      7,210   State Hospital System                                                 5.00       1/15/2034          8,121
      6,000   State Hospital System                                                 5.00       1/15/2035          6,739
      3,070   State Hospital System                                                 5.00       1/15/2036          3,436
      2,000   Turnpike and Infrastructure Commission                                5.25       2/15/2029          2,364
                                                                                                             ----------
                                                                                                                 90,548
                                                                                                             ----------
              OKLAHOMA (0.2%)
      1,160   Chickasaw Nation(a)                                                   5.38      12/01/2017          1,166
      5,000   Chickasaw Nation(a)                                                   6.00      12/01/2025          5,240
      2,020   Comanche County Hospital Auth.                                        5.00       7/01/2021          2,150
        940   Tulsa County Industrial Auth.                                         5.00      11/15/2028          1,074

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,780   Tulsa County Industrial Auth.                                         5.00%     11/15/2030     $    2,014
                                                                                                             ----------
                                                                                                                 11,644
                                                                                                             ----------
              PENNSYLVANIA (5.7%)
      1,410   Allegheny County Higher Education Building
                Auth. (PRE)                                                         5.13       3/01/2025          1,598
        820   Allegheny County IDA                                                  5.00       9/01/2021            821
      1,220   Allegheny County IDA                                                  5.10       9/01/2026          1,221
      1,500   Allegheny County Sanitary Auth. (INS)                                 4.00      12/01/2033          1,615
      1,475   Allegheny County Sanitary Auth. (INS)                                 4.00      12/01/2034          1,580
      3,000   Bethlehem Auth. (INS)                                                 5.00      11/15/2030          3,384
      1,885   Butler County Hospital Auth.                                          5.00       7/01/2035          2,093
      1,000   Chester County IDA                                                    5.00      10/01/2034          1,074
      2,750   Chester County IDA                                                    5.13      10/15/2037          2,806
      5,000   Commonwealth Financing Auth.                                          5.00       6/01/2034          5,784
      6,500   Cumberland County Municipal Auth.                                     4.00      12/01/2026          6,755
      2,000   Dauphin County General Auth.                                          4.00       6/01/2030          2,141
      1,000   Dauphin County General Auth.                                          4.00       6/01/2031          1,064
      1,000   Delaware County Auth.                                                 5.00      10/01/2025          1,085
      3,000   Delaware River Joint Toll Bridge Commission                           5.00       7/01/2034          3,535
      2,720   Delaware River Port Auth.                                             5.00       1/01/2025          3,039
     13,000   Economic Dev. Financing Auth.                                         4.00      10/01/2023         13,955
      1,730   Higher Educational Facilities Auth.                                   5.25       7/15/2025          1,963
      2,020   Higher Educational Facilities Auth.                                   5.25       7/15/2026          2,278
      2,125   Higher Educational Facilities Auth.                                   5.25       7/15/2027          2,382
      2,245   Higher Educational Facilities Auth.                                   5.25       7/15/2028          2,516
      2,415   Higher Educational Facilities Auth.                                   5.00       7/15/2030          2,650
      1,625   Higher Educational Facilities Auth. (PRE)                             5.00       7/01/2032          1,892
      1,965   Higher Educational Facilities Auth.                                   5.25       7/15/2033          2,160
      5,000   Luzerne County (INS)                                                  5.00      11/15/2029          5,639
      1,200   Montgomery County IDA                                                 5.00      11/15/2023          1,347
      2,750   Montgomery County IDA                                                 5.00      11/15/2024          3,069
      1,000   Montour School District (INS)                                         5.00       4/01/2033          1,168
      1,500   Montour School District (INS)                                         5.00       4/01/2034          1,745
      1,500   Montour School District (INS)                                         5.00       4/01/2035          1,741
      1,525   Northeastern Hospital and Education Auth.                             5.00       3/01/2037          1,679
      9,895   Philadelphia School District                                          5.00       9/01/2031         11,153
      5,000   Philadelphia School District                                          5.00       9/01/2032          5,607
      4,000   Philadelphia School District                                          5.00       9/01/2033          4,463
      5,100   Philadelphia School District                                          5.00       9/01/2034          5,665
      1,250   Public School Building Auth.                                          5.00       4/01/2023          1,394
     10,000   Public School Building Auth.                                          5.00       6/01/2029         11,298
      6,100   Public School Building Auth. (INS)                                    5.00       6/01/2031          6,972
     15,380   Public School Building Auth. (INS)                                    4.00      12/01/2031         16,214

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000   Reading School District (INS)                                         5.00%      3/01/2036     $    2,312
      1,500   Reading School District (INS)                                         5.00       3/01/2037          1,731
      3,500   Turnpike Commission                                                   5.00      12/01/2032          3,985
      1,500   Turnpike Commission                                                   5.00      12/01/2032          1,695
      7,145   Turnpike Commission                                                   5.00      12/01/2033          8,085
      4,345   Turnpike Commission                                                   5.00      12/01/2033          4,884
     25,000   Turnpike Commission                                                   4.00       6/01/2034         25,851
      6,250   Turnpike Commission                                                   5.00      12/01/2034          7,044
      2,000   Turnpike Commission                                                   5.00      12/01/2034          2,332
      3,000   Turnpike Commission                                                   5.00      12/01/2034          3,381
     10,655   Turnpike Commission                                                   5.00       6/01/2035         11,983
      5,700   Turnpike Commission                                                   5.00      12/01/2035          6,411
      2,000   Turnpike Commission                                                   5.00      12/01/2035          2,327
      3,320   Turnpike Commission                                                   5.00      12/01/2035          3,734
      8,255   Turnpike Commission                                                   5.00       6/01/2036          9,259
      5,750   Turnpike Commission                                                   5.00       6/01/2036          6,486
      3,690   Turnpike Commission                                                   5.00      12/01/2036          4,139
                                                                                                             ----------
                                                                                                                254,184
                                                                                                             ----------
              PUERTO RICO (0.1%)
      2,600   Industrial, Tourist, Educational, Medical, and
                Environmental Control Facilities Financing Auth.                    5.00       4/01/2027          2,533
                                                                                                             ----------
              RHODE ISLAND (0.4%)
      2,000   Health and Educational Building Corp. (PRE)                           6.00       9/01/2033          2,476
      2,000   Tobacco Settlement Financing Corp.                                    5.00       6/01/2028          2,248
      2,000   Tobacco Settlement Financing Corp.                                    5.00       6/01/2029          2,234
      2,500   Tobacco Settlement Financing Corp.                                    5.00       6/01/2030          2,778
      1,350   Turnpike and Bridge Auth.                                             5.00      10/01/2033          1,568
      4,345   Turnpike and Bridge Auth.                                             5.00      10/01/2035          5,011
                                                                                                             ----------
                                                                                                                 16,315
                                                                                                             ----------
              SOUTH CAROLINA (1.2%)
      5,000   Lexington County Health Services District, Inc.                       5.00      11/01/2024          5,018
      7,335   Lexington County Health Services District, Inc.                       5.00      11/01/2026          7,361
      7,200   Piedmont Municipal Power Agency (INS)                                 5.00       1/01/2028          7,917
      2,700   Piedmont Municipal Power Agency (INS)                                 5.00       1/01/2028          2,969
      9,835   Public Service Auth.                                                  5.00      12/01/2034         11,166
      7,000   Public Service Auth.                                                  5.00      12/01/2035          7,930
      8,500   Public Service Auth.                                                  5.00      12/01/2036          9,602
                                                                                                             ----------
                                                                                                                 51,963
                                                                                                             ----------
              SOUTH DAKOTA (0.0%)
      1,700   Health and Educational Facilities Auth.                               5.00      11/01/2024          1,820
                                                                                                             ----------

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              TENNESSEE (0.3%)
$     5,000   Davidson County Health and Educational
                Facilities Board                                                    5.00%      7/01/2035     $    5,678
      5,110   Jackson Health, Educational, and Housing
                Facility Board (PRE)                                                5.25       4/01/2023          5,224
      1,890   Jackson Health, Educational, and Housing
                Facility Board                                                      5.25       4/01/2023          1,929
                                                                                                             ----------
                                                                                                                 12,831
                                                                                                             ----------
              TEXAS (9.0%)
        550   Austin Convention Enterprises, Inc.                                   5.00       1/01/2034            611
      1,105   Austin Convention Enterprises, Inc.                                   5.00       1/01/2034          1,261
      2,650   Bexar County Health Facilities Dev. Corp.                             5.00       7/01/2027          2,655
      2,740   Board of Managers, Joint Guadalupe
                County - City of Seguin Hospital                                    5.00      12/01/2025          2,949
      2,990   Board of Managers, Joint Guadalupe
                County - City of Seguin Hospital                                    5.00      12/01/2027          3,175
      1,640   Board of Managers, Joint Guadalupe
                County - City of Seguin Hospital                                    5.00      12/01/2028          1,742
      1,600   Board of Managers, Joint Guadalupe
                County - City of Seguin Hospital                                    5.00      12/01/2029          1,693
      1,700   Board of Managers, Joint Guadalupe
                County - City of Seguin Hospital                                    5.00      12/01/2030          1,793
      5,150   Board of Managers, Joint Guadalupe
                County - City of Seguin Hospital                                    5.25      12/01/2035          5,484
      4,240   Boerne ISD (NBGA)                                                     3.66(b)    2/01/2026          3,232
        700   Central Regional Mobility Auth.                                       5.00       1/01/2021            775
        500   Central Regional Mobility Auth.                                       5.00       1/01/2022            566
        885   Central Regional Mobility Auth.                                       5.90(b)    1/01/2022            798
        500   Central Regional Mobility Auth.                                       5.00       1/01/2023            577
      7,000   Central Regional Mobility Auth.                                       6.25(b)    1/01/2024          5,908
      2,500   Central Regional Mobility Auth. (PRE)                                 5.75       1/01/2025          2,755
      2,535   Central Regional Mobility Auth.                                       6.50(b)    1/01/2026          1,976
      3,500   Central Regional Mobility Auth.                                       5.00       1/01/2033          3,838
      1,250   Central Regional Mobility Auth.                                       5.00       1/01/2034          1,422
      1,100   Central Regional Mobility Auth.                                       5.00       1/01/2035          1,246
      1,300   Clifton Higher Education Finance Corp. (NBGA)                         4.00       8/15/2032          1,409
      1,800   Corpus Christi Utility System                                         4.00       7/15/2032          1,940
      1,100   Corpus Christi Utility System                                         4.00       7/15/2033          1,177
      1,050   Corpus Christi Utility System                                         4.00       7/15/2034          1,118
      1,000   Corpus Christi Utility System                                         4.00       7/15/2035          1,062
      2,000   Dallas/Fort Worth International Airport                               5.25      11/01/2028          2,370
      7,500   Dallas/Fort Worth International Airport                               5.25      11/01/2029          8,895
      1,000   Decatur Hospital Auth.                                                5.25       9/01/2029          1,095

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,000   Decatur Hospital Auth.                                                5.00%      9/01/2034     $    1,066
      1,215   Downtown Redevelopment Auth. (INS)                                    5.00       9/01/2029          1,389
      1,380   Downtown Redevelopment Auth. (INS)                                    5.00       9/01/2030          1,571
      2,000   Downtown Redevelopment Auth. (INS)                                    5.00       9/01/2031          2,267
      1,500   Downtown Redevelopment Auth. (INS)                                    5.00       9/01/2032          1,692
      2,680   Downtown Redevelopment Auth. (INS)                                    5.00       9/01/2033          3,003
      4,710   Harris County Cultural Education Facilities
                Finance Corp.                                                       5.00      12/01/2027          5,336
      1,400   Harris County Cultural Education Facilities
                Finance Corp.                                                       5.00       6/01/202          1,5468
     40,000   Harris County IDC (PRE)                                               5.00       2/01/2023         43,382
        750   Harris County Municipal Utility District (INS)                        5.00       3/01/2030            880
      2,030   Harris County Municipal Utility District (INS)                        5.00       3/01/2031          2,369
      2,500   Harris County Municipal Utility District (INS)                        5.00       3/01/2032          2,903
      6,500   Houston                                                               0.95      10/12/2017          6,500
     10,000   Houston                                                               0.95      10/31/2017         10,000
      5,615   Houston                                                               5.00       9/01/2032          6,399
      5,345   Houston                                                               5.00       9/01/2033          6,062
      2,150   Houston                                                               5.00       9/01/2034          2,430
      1,575   Houston                                                               5.00       9/01/2035          1,776
      4,000   Houston Airport System                                                5.00       7/01/2024          4,119
      7,000   Houston Airport System                                                5.00       7/01/2025          7,208
      2,300   Houston Convention & Entertainment Facilities
                Department                                                          5.00       9/01/2029          2,648
      1,000   Houston Convention & Entertainment Facilities
                Department                                                          5.00       9/01/2030          1,148
      3,850   Houston Higher Education Finance Corp.                                5.25       9/01/2031          4,300
      4,075   Houston Higher Education Finance Corp.                                5.25       9/01/2032          4,537
      4,000   Karnes County Hospital District                                       5.00       2/01/2029          4,342
      4,000   Karnes County Hospital District                                       5.00       2/01/2034          4,261
        740   Laredo Waterworks and Sewer System                                    4.00       3/01/2032            796
      1,000   Laredo Waterworks and Sewer System                                    4.00       3/01/2033          1,068
      1,000   Laredo Waterworks and Sewer System                                    4.00       3/01/2034          1,062
      1,500   Laredo Waterworks and Sewer System                                    4.00       3/01/2036          1,581
        255   Marlin ISD Public Facility Corp.(c)                                   5.85       2/15/2018            260
      3,100   Mesquite Health Facilities Dev. Corp.                                 5.00       2/15/2026          3,471
      1,075   Mesquite Health Facilities Dev. Corp.                                 5.00       2/15/2035          1,121
      2,155   New Braunfels ISD (NBGA)                                              3.04(b)    2/01/2023          1,887
      7,500   New Hope Cultural Education Facilities Corp.                          5.00       7/01/2030          8,371
      1,000   New Hope Cultural Education Facilities Corp.                          5.00      11/01/2031          1,108
      9,000   New Hope Cultural Education Facilities Corp.                          5.00       7/01/2035          9,877
      1,475   New Hope Cultural Education Facilities Corp.                          4.00      11/01/2036          1,448
      1,635   Newark Higher Education Finance Corp.                                 4.00       4/01/2032          1,723
      2,000   Newark Higher Education Finance Corp.                                 4.00       4/01/2033          2,092

================================================================================

26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     4,470   Newark Higher Education Finance Corp.                                 4.00%      4/01/2034     $    4,657
      1,650   Newark Higher Education Finance Corp.                                 4.00       4/01/2035          1,715
      2,150   Newark Higher Education Finance Corp.                                 4.00       4/01/2036          2,227
      7,000   North East Texas Regional Mobility Auth.                              5.00       1/01/2036          7,821
      5,485   North East Texas Regional Mobility Auth.                              5.00       1/01/2036          6,029
        310   North Texas Tollway Auth.                                             6.00       1/01/2023            314
      2,190   North Texas Tollway Auth. (PRE)                                       6.00       1/01/2023          2,218
     15,000   North Texas Tollway Auth.                                             6.00       1/01/2025         15,925
     20,000   North Texas Tollway Auth. (INS)                                       3.85(b)    1/01/2029         14,384
      1,500   North Texas Tollway Auth.                                             5.00       1/01/2031          1,725
      8,000   North Texas Tollway Auth.                                             5.00       1/01/2032          9,210
      1,515   North Texas Tollway Auth.                                             5.00       1/01/2034          1,760
      7,500   North Texas Tollway Auth.                                             5.00       1/01/2034          8,487
      2,230   Permanent Univ. Fund                                                  5.00       7/01/2032          2,643
      3,250   Permanent Univ. Fund                                                  5.00       7/01/2033          3,835
      2,500   Permanent Univ. Fund                                                  5.00       7/01/2034          2,938
      9,205   Sabine River Auth. (INS)                                              4.95       3/01/2018          9,336
      2,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       3.88      11/15/2022          2,035
      1,645   Tarrant County Cultural Education Facilities
                Finance Corp. (PRE)                                                 5.25      11/15/2022          1,654
      2,105   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       5.25      11/15/2022          2,117
      2,145   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       5.00      11/15/2030          2,508
      2,250   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       5.00      11/15/2031          2,619
      2,365   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       5.00      11/15/2032          2,737
      2,175   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       5.00      11/15/2037          2,467
      5,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                                       6.63      11/15/2037          5,431
      7,235   Transportation Commission                                             5.00      10/01/2026          9,009
     10,000   Transportation Commission                                             5.00       8/15/2033         11,234
      8,500   Transportation Commission                                             5.00       8/15/2034          9,515
      6,969   Trophy Club Public Improvement District No. 1 (INS)                   5.00       6/01/2033          7,826
      3,360   Tyler Health Facilities Dev. Corp.                                    5.25      11/01/2022          3,363
      3,800   Tyler Health Facilities Dev. Corp.                                    5.25      11/01/2023          3,803
     10,000   Tyler Health Facilities Dev. Corp. (PRE)                              5.50       7/01/2027         11,499
                                                                                                             ----------
                                                                                                                405,562
                                                                                                             ----------
              U.S. VIRGIN ISLANDS (0.2%)
      6,500   Public Finance Auth.(a)                                               5.00       9/01/2030          7,234
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              UTAH (0.3%)
$    18,631   Jordanelle Special Service District(a),(c),(h)                        12.00%     8/01/2030     $   13,973
                                                                                                             ----------
              VERMONT (0.3%)
      9,000   EDA                                                                    5.00     12/15/2020          9,965
      2,500   Educational and Health Buildings Financing Agency                      5.00     12/01/2036          2,818
                                                                                                             ----------
                                                                                                                 12,783
                                                                                                             ----------
              VIRGINIA (1.2%)
      1,875   College Building Auth.                                                 5.00      6/01/2021          1,875
     11,280   College Building Auth.                                                 5.00      6/01/2026         11,026
     10,000   College Building Auth.                                                 4.00      2/01/2034         10,834
      5,000   College Building Auth.                                                 4.00      2/01/2036          5,367
      2,150   Fairfax County Economic Dev. Auth.                                     5.00     10/01/2036          2,390
     14,924   Farms of New Kent Community Dev. Auth.(c),(h),(l)                      5.13      3/01/2036          3,729
     10,000   Roanoke County EDA                                                     5.00      7/01/2025         10,955
        750   Stafford County EDA                                                    5.00      6/15/2033            845
      2,620   Stafford County EDA                                                    5.00      6/15/2034          2,942
      1,930   Stafford County EDA                                                    5.00      6/15/2035          2,161
                                                                                                             ----------
                                                                                                                 52,124
                                                                                                             ----------
              WASHINGTON (0.3%)
      3,090   Health Care Facilities Auth.                                           5.00      8/15/2033          3,524
      3,470   Health Care Facilities Auth.                                           5.00      8/15/2034          3,942
      5,000   Tobacco Settlement Auth.                                               5.25      6/01/2031          5,378
                                                                                                             ----------
                                                                                                                 12,844
                                                                                                             ----------
              WEST VIRGINIA (0.2%)
      1,850   Hospital Finance Auth.                                                 5.00      6/01/2033          2,118
      2,970   Hospital Finance Auth.                                                 5.00      6/01/2034          3,375
      2,405   Hospital Finance Auth.                                                 5.00      6/01/2035          2,726
                                                                                                             ----------
                                                                                                                  8,219
                                                                                                             ----------
              WISCONSIN (0.6%)
      1,500   Health and Educational Facilities Auth. (PRE)                          5.00      8/15/2026          1,757
      2,000   Health and Educational Facilities Auth.                                5.00      7/15/2028          2,198
      1,935   Health and Educational Facilities Auth. (PRE)                          5.00      8/15/2029          2,266
      5,000   Health and Educational Facilities Auth.                                5.13      4/15/2031          5,561
      1,000   Health and Educational Facilities Auth.                                5.00      8/15/2034          1,123
      9,830   Health and Educational Facilities Auth.                                4.00     11/15/2036         10,200
      1,250   Public Finance Auth.(a)                                                3.95     11/15/2024          1,275
      1,500   Public Finance Auth.                                                   4.05     11/01/2030          1,558
      1,000   Public Finance Auth.(a)                                                5.25      5/15/2037          1,076
                                                                                                             ----------
                                                                                                                 27,014
                                                                                                             ----------
              Total Fixed-Rate Instruments (cost: $3,612,459)                                                 3,755,651
                                                                                                             ----------

================================================================================

28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              PUT BONDS (6.0%)

              ARIZONA (1.1%)
$    16,000   Health Facilities Auth., MUNIPSA + 1.85%                              2.79%(i)   2/01/2048     $   16,286
     30,000   Health Facilities Auth., MUNIPSA + 1.85%                              2.79(i)    2/01/2048         30,478
                                                                                                             ----------
                                                                                                                 46,764
                                                                                                             ----------
              ARKANSAS (0.6%)
     29,000   Dev. Finance Auth., MUNIPSA + 1.55%                                   2.49(i)    9/01/2044         28,794
                                                                                                             ----------
              CALIFORNIA (0.8%)
     10,000   Bay Area Toll Auth., MUNIPSA + 0.9%                                   1.84(i)    4/01/2045         10,090
     17,000   Bay Area Toll Auth., MUNIPSA + 1.1%                                   2.04(i)    4/01/2045         17,299
      8,500   Health Facilities Financing Auth.                                     2.00      10/01/2036          8,376
                                                                                                             ----------
                                                                                                                 35,765
                                                                                                             ----------
              FLORIDA (0.4%)
     16,000   Putnam County Dev. Auth. (INS)                                        5.35       3/15/2042         16,386
                                                                                                             ----------
              INDIANA (0.1%)
      4,000   Rockport Pollution Control                                            1.75       6/01/2025          4,003
                                                                                                             ----------
              LOUISIANA (0.4%)
     16,750   St. Charles Parish                                                    4.00      12/01/2040         17,716
                                                                                                             ----------
              MASSACHUSETTS (0.1%)
      6,000   Dev. Finance Agency (PRE)                                             5.75      12/01/2042          6,447
                                                                                                             ----------
              MICHIGAN (0.3%)
     15,000   Hospital Finance Auth.                                                6.00      12/01/2034         15,131
                                                                                                             ----------
              MISSISSIPPI (0.1%)
      1,250   Hospital Equipment and Facilities Auth.                               1.55       9/01/2018          1,250
      2,400   Hospital Equipment and Facilities Auth.                               1.55       9/01/2022          2,399
                                                                                                             ----------
                                                                                                                  3,649
                                                                                                             ----------
              NEW JERSEY (0.2%)
     10,000   Transportation Trust Fund Auth., MUNIPSA + 1.2%                       2.14(i)    6/15/2034          9,909
                                                                                                             ----------
              NEW MEXICO (0.8%)
     12,000   Farmington                                                            1.88       4/01/2033         11,952
     20,000   Farmington                                                            5.20       6/01/2040         21,770
                                                                                                             ----------
                                                                                                                 33,722
                                                                                                             ----------
              OHIO (0.3%)
     30,000   Water Dev. Auth.                                                      4.00      12/01/2033         13,725
                                                                                                             ----------
              PENNSYLVANIA (0.4%)
      8,800   Beaver County IDA                                                     2.70       4/01/2035          4,026
     11,000   Berks County Municipal Auth., MUNIPSA + 1.5%                          2.44 (i)  11/01/2039         11,069
      8,750   Economic Dev. Financing Auth.                                         2.55      11/01/2041          4,003
                                                                                                             ----------
                                                                                                                 19,098
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              TEXAS (0.4%)
    $14,935   San Antonio Housing Trust Finance Corp.
                (NBGA)                                                              3.50%      4/01/2043     $   15,478
                                                                                                             ----------
              Total Put Bonds (cost: $287,119)                                                                  266,587
                                                                                                             ----------

              ADJUSTABLE-RATE NOTES (0.4%)

              NEW JERSEY (0.4%)
     10,000   EDA, MUNIPSA + 1.55%                                                  2.49(i)    9/01/2027          9,752
     10,000   EDA, MUNIPSA + 1.6%                                                   2.54(i)    3/01/2028          9,709
                                                                                                             ----------
                                                                                                                 19,461
                                                                                                             ----------
              Total Adjustable-Rate Notes (cost: $20,000)                                                        19,461
                                                                                                             ----------

              VARIABLE-RATE DEMAND NOTES (8.8%)

              CALIFORNIA (0.3%)
      2,150   Infrastructure and Economic Dev. Bank
                (LOC - California Bank & Trust)                                     1.04(k)   10/01/2028          2,150
      5,355   Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                                       1.05(k)   12/01/2030          5,355
      4,710   Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                                                 1.44(k)    5/01/2040          4,710
                                                                                                             ----------
                                                                                                                 12,215
                                                                                                             ----------
              DISTRICT OF COLUMBIA (0.5%)
     20,560   District (LIQ) (LOC - Deutsche Bank A.G.)(a)                          1.19(k)   10/01/2041         20,560
                                                                                                             ----------
              FLORIDA (0.5%)
      5,000   Escambia County                                                       0.99(k)    4/01/2039          5,000
      2,500   Manatee County                                                        0.98(k)    9/01/2024          2,500
     13,350   St. Lucie County                                                      0.99(k)    9/01/2028         13,350
                                                                                                             ----------
                                                                                                                 20,850
                                                                                                             ----------
              GEORGIA (0.8%)
      9,000   Burke County Dev. Auth.                                               1.04(k)   10/01/2032          9,000
     23,340   Burke County Dev. Auth.                                               1.04(k)    7/01/2049         23,340
      4,400   Heard County Dev. Auth.                                               1.04(k)    9/01/2029          4,400
                                                                                                             ----------
                                                                                                                 36,740
                                                                                                             ----------
              IDAHO (0.1%)
      6,245   Housing and Finance Association(j)                                    1.02(k)    1/01/2038          6,245
                                                                                                             ----------
              ILLINOIS (1.0%)
      7,000   Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                                       1.27(k)   12/01/2039          7,000
     10,200   Chicago Park District (INS) (LIQ)(a)                                  1.24(k)    1/01/2022         10,200
      2,990   State (LIQ) (LOC - Deutsche Bank A.G.)(a)                             1.19(k)    4/01/2037          2,990

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON         FINAL            VALUE
(000)         SECURITY                                                             RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
    $25,995   State (LIQ) (LOC - Deutsche Bank A.G.)(a)                             1.19%(k)   2/01/2039     $   25,995
                                                                                                             ----------
                                                                                                                 46,185
                                                                                                             ----------
              KENTUCKY (0.5%)
     10,125   Economic Dev. Finance Auth.                                           1.25(k)    5/01/2034         10,125
     10,000   Economic Dev. Finance Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                                        1.11(k)    1/01/2045         10,000
                                                                                                             ----------
                                                                                                                 20,125
                                                                                                             ----------
              LOUISIANA (1.7%)
      1,900   East Baton Rouge Parish                                               0.98(k)   11/01/2019          1,900
      8,090   Public Facilities Auth.                                               0.95(k)    5/01/2042          8,090
     30,000   St. James Parish                                                      1.05(k)   11/01/2040         30,000
     35,100   St. James Parish                                                      1.05(k)   11/01/2040         35,100
                                                                                                             ----------
                                                                                                                 75,090
                                                                                                             ----------
              MISSISSIPPI (0.0%)
      1,500   Business Finance Corp.                                                0.94(k)   12/01/2030          1,500
                                                                                                             ----------
              NEW YORK (0.1%)
      4,100   New York City (LOC - Mizuho Corporate Bank Ltd.)                      1.01(k)   10/01/2040          4,100
                                                                                                             ----------
              OKLAHOMA (0.5%)
      8,300   Garfield County Industrial Auth.                                      0.94(k)    1/01/2025          8,300
     14,310   Muskogee Industrial Trust                                             0.97(k)    1/01/2025         14,310
                                                                                                             ----------
                                                                                                                 22,610
                                                                                                             ----------
              PENNSYLVANIA (0.1%)
      5,360   Emmaus General Auth. (INS) (LIQ)                                      0.97(k)   12/01/2028          5,360
                                                                                                             ----------
              SOUTH CAROLINA (0.3%)
     15,055   Jobs EDA (LIQ) (LOC - Deutsche Bank A.G.)(a)                          1.01(k)   11/01/2029         15,055
                                                                                                             ----------
              SOUTH DAKOTA (0.3%)
     13,210   Health and Educational Facilities Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                                        1.01(k)   11/01/2040         13,210
                                                                                                             ----------
              TENNESSEE (0.4%)
     18,300   Chattanooga Health, Educational and Housing
               Facilities Board                                                     1.40(k)    5/01/2039         18,300
                                                                                                             ----------
              TEXAS (1.7%)
     23,170   Port of Port Arthur Navigation District                               1.41(k)    4/01/2040         23,170
      9,000   Port of Port Arthur Navigation District                               1.41(k)    4/01/2040          9,000
     17,050   Port of Port Arthur Navigation District                               1.41(k)   11/01/2040         17,050
     25,720   Port of Port Arthur Navigation District                               1.41(k)   11/01/2040         25,720
                                                                                                             ----------
                                                                                                                 74,940
                                                                                                             ----------
              Total Variable-Rate Demand Notes (cost: $393,085)                                                 393,085
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $4,312,663)                                                           $4,434,784
                                                                                                             ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1                LEVEL 2            LEVEL 3                 TOTAL
-----------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                               $-             $3,751,922             $3,729            $3,755,651
Put Bonds                                             -                266,587                  -               266,587
Adjustable-Rate Notes                                 -                 19,461                  -                19,461
Variable-Rate Demand Notes                            -                393,085                  -               393,085
-----------------------------------------------------------------------------------------------------------------------
Total                                                $-             $4,431,055             $3,729            $4,434,784
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

<CPATION>
-----------------------------------------------------------------------------------------------------------------------
                                         RECONCILIATION OF LEVEL 3 INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                                      FIXED-RATE INSTRUMENTS
-----------------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2017                                                                                    $12,111
Purchases                                                                                                             -
Sales                                                                                                                 -
Transfers into Level 3                                                                                                -
Transfers out of Level 3                                                                                         (8,382)
Net realized gain (loss) on investments                                                                               -
Change in net unrealized appreciation/(depreciation) of investments                                                   -
-----------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2017                                                                                $ 3,729
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                               FAIR VALUE LEVEL TRANSFERS
-----------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2017, through September 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                                                       TRANSFERS            TRANSFERS         TRANSFERS
                                                                   INTO (OUT OF)        INTO (OUT OF)     INTO (OUT OF)
ASSETS ($ IN 000s)                                                       LEVEL 1              LEVEL 2           LEVEL 3
-----------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments(I)                                                     $-               $8,382           $(8,382)
-----------------------------------------------------------------------------------------------------------------------
Total                                                                         $-               $8,382           $(8,382)
-----------------------------------------------------------------------------------------------------------------------

(I) Transferred from Level 3 to Level 2 due to the availability of significant observable inputs.

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $18,248,000, which represented 0.4% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

   (d) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (e) Up to 6.05% of the coupon may be PIK.

   (f) At September 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (g) At September 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $3,335,000, of which all were when-issued securities.

   (h) At September 30, 2017, the issuer was in default with respect to interest and/or principal payments.

   (i) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2017.

   (j) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

   (k) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

   (l) Security was fair valued at Level 3.

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $4,312,663)                            $4,434,784
   Cash                                                                                            3,367
   Receivables:
      Capital shares sold                                                                          5,472
      USAA Asset Management Company (Note 6C)                                                          6
      Interest                                                                                    48,961
                                                                                              ----------
         Total assets                                                                          4,492,590
                                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                                         6,648
      Capital shares redeemed                                                                      3,511
      Dividends on capital shares                                                                  1,503
   Accrued management fees                                                                         1,167
   Accrued transfer agent's fees                                                                      73
   Other accrued expenses and payables                                                               363
                                                                                              ----------
         Total liabilities                                                                        13,265
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $4,479,325
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $4,403,718
   Overdistribution of net investment income                                                        (135)
   Accumulated net realized loss on investments                                                  (46,379)
   Net unrealized appreciation of investments                                                    122,121
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $4,479,325
                                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $4,444,459/333,377 capital shares
            outstanding, no par value)                                                        $    13.33
                                                                                              ==========
      Adviser Shares (net assets of $34,866/2,615 capital shares
            outstanding, no par value)                                                        $    13.33
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                              $ 80,486
                                                                                                --------
EXPENSES
   Management fees                                                                                 6,320
   Administration and servicing fees:
      Fund Shares                                                                                  3,286
      Adviser Shares                                                                                  27
   Transfer agent's fees:
      Fund Shares                                                                                    740
      Adviser Shares                                                                                  12
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                                  45
   Custody and accounting fees:
      Fund Shares                                                                                    253
      Adviser Shares                                                                                   2
   Postage:
      Fund Shares                                                                                     43
      Adviser Shares                                                                                   1
   Shareholder reporting fees:
      Fund Shares                                                                                     34
   Trustees' fees                                                                                     16
   Registration fees:
      Fund Shares                                                                                     95
      Adviser Shares                                                                                  17
   Professional fees                                                                                 186
   Other                                                                                              33
                                                                                                --------
         Total expenses                                                                           11,110
   Expenses reimbursed:
      Adviser Shares                                                                                 (13)
                                                                                                --------
         Net expenses                                                                             11,097
                                                                                                --------
NET INVESTMENT INCOME                                                                             69,389
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                                              (1,011)
   Change in net unrealized appreciation/(depreciation)                                           86,050
                                                                                                --------
         Net realized and unrealized gain                                                         85,039
                                                                                                --------
   Increase in net assets resulting from operations                                             $154,428
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

--------------------------------------------------------------------------------------------------------

                                                                                 9/30/2017     3/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                        $   69,389    $  141,310
   Net realized loss on investments                                                 (1,011)      (12,376)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                                86,050      (178,556)
                                                                                ------------------------
      Increase (decrease) in net assets resulting from operations                  154,428       (49,622)
                                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                  (69,072)     (140,009)
      Adviser Shares                                                                  (521)       (1,257)
                                                                                ------------------------
         Distributions to shareholders                                             (69,593)     (141,266)
                                                                                ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                      79,449       137,392
   Adviser Shares                                                                   (3,202)       (2,675)
                                                                                ------------------------
      Total net increase in net assets from capital
         share transactions                                                         76,247       134,717
                                                                                ------------------------
   Net increase (decrease) in net assets                                           161,082       (56,171)

NET ASSETS
   Beginning of period                                                           4,318,243     4,374,414
                                                                                ------------------------
   End of period                                                                $4,479,325    $4,318,243
                                                                                ========================
Undistributed (overdistribution of) net investment income:
   End of period                                                                $     (135)   $       69
                                                                                ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Tax Exempt Intermediate-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

      extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be. Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

   Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2017, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,345,000, of which all were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $15,000, which represents 6.4% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had net capital loss carryforwards of $45,297,000, for federal income tax purposes, as shown in the table below. It

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                      ---------------------------------------
                                    TAX CHARACTER
                      ---------------------------------------
                      (NO EXPIRATION)               BALANCE
                      ---------------             -----------
                      Short-Term                  $18,758,000
                      Long-Term                    26,539,000
                                                  -----------
                      Total                       $45,297,000
                                                  ===========

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $238,610,000 and $264,458,000, respectively.

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $184,377,000 and $62,256,000, respectively, resulting in net unrealized appreciation of $122,121,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED          YEAR ENDED
                                      SEPTEMBER 30, 2017           MARCH 31, 2017
   ----------------------------------------------------------------------------------
                                    SHARES        AMOUNT        SHARES        AMOUNT
                                   --------------------------------------------------
   FUND SHARES:
   Shares sold                      25,249      $ 335,154       72,691      $ 979,119
   Shares issued from
    reinvested dividends             4,582         60,870        9,157        122,902
   Shares redeemed                 (23,862)      (316,575)     (72,714)      (964,629)
                                   --------------------------------------------------
   Net increase from capital
    share transactions               5,969      $  79,449        9,134      $ 137,392
                                   ==================================================
   ADVISER SHARES:
   Shares sold                          89      $   1,177        1,406      $  19,057
   Shares issued from
    reinvested dividends                31            413           75          1,019
   Shares redeemed                    (362)        (4,792)      (1,714)*      (22,751)*
                                   --------------------------------------------------
   Net decrease from capital
    share transactions                (242)     $  (3,202)        (233)     $  (2,675)
                                   ==================================================

   *Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

   The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Intermediate Municipal Debt Funds category.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE
   RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
   (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
   -------------------------------------------------------------------
   +/- 20 to 50                                 +/- 4
   +/- 51 to 100                                +/- 5
   +/- 101 and greater                          +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $6,320,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $137,000 and $(3,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.01% and (0.01%), respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $3,286,000 and $27,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $54,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through July 31, 2018, to limit the total annual operating expenses of the Adviser Shares to 0.75% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to August 1, 2017, the Adviser Shares' expense limitation was 0.80% of average net assets. For the six-month period ended September 30, 2017, the Adviser Shares incurred reimbursable expenses of $13,000, of which $6,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $740,000 and $12,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
   (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $45,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 377,833 Adviser Shares, which represents 14.4% of the Adviser Shares outstanding and 0.1% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                              -------------------------------------------------------------------------------------------
                                    2017            2017             2016            2015            2014            2013
                              -------------------------------------------------------------------------------------------
Net asset value at
 beginning of period          $    13.08      $    13.61       $    13.59      $    13.36      $    13.75      $    13.41
                              -------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income               .21             .42              .44             .45             .50             .50
 Net realized and
  unrealized gain (loss)             .25            (.53)             .02             .23            (.39)            .34
                              -------------------------------------------------------------------------------------------
Total from investment
 operations                          .46            (.11)             .46             .68             .11             .84
                              -------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income              (.21)           (.42)            (.44)           (.45)           (.50)           (.50)
                              -------------------------------------------------------------------------------------------
Redemption fees added
 to beneficial interests               _             .00(a)             _               _               _               _
                              -------------------------------------------------------------------------------------------
Net asset value at end
 of period                    $    13.33      $    13.08       $    13.61      $    13.59      $    13.36      $    13.75
                              ===========================================================================================
Total return (%)*                   3.53            (.84)            3.48            5.14             .85            6.31
Net assets at end
 of period (000)              $4,444,459      $4,280,892       $4,332,360      $3,894,482      $3,381,571      $3,387,366
Ratios to average
 net assets:**
 Expenses (%)(b)                     .50(c)          .52              .54             .55             .55             .54
 Net investment income (%)          3.14(c)         3.13             3.28            3.31            3.72            3.63
Portfolio turnover (%)                 6              16               10               4              10              11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $4,370,903,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -            (.00%)(+)        (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                                YEAR ENDED MARCH 31,
                                -----------------------------------------------------------------------------------------
                                    2017            2017             2016            2015            2014            2013
                                -----------------------------------------------------------------------------------------
Net asset value at
 beginning of period             $ 13.07         $ 13.61          $ 13.58         $ 13.36         $ 13.75         $ 13.41
                                 ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income               .19             .38              .41             .42             .47             .47
 Net realized and
  unrealized gain (loss)             .26            (.54)             .03             .22            (.39)            .34
                                 ----------------------------------------------------------------------------------------
Total from investment
 operations                          .45            (.16)             .44             .64             .08             .81
                                 ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income              (.19)           (.38)            (.41)           (.42)           (.47)           (.47)
                                 ----------------------------------------------------------------------------------------
 Redemption fees added
  to beneficial interests              -             .00(a)           .00(a)            -               -               -
                                 ----------------------------------------------------------------------------------------
Net asset value at
 end of period                   $ 13.33         $ 13.07          $ 13.61         $ 13.58         $ 13.36         $ 13.75
                                 ========================================================================================
Total return (%)*                   3.46           (1.19)            3.28            4.81             .64            6.10
Net assets at end
 of period (000)                 $34,866         $37,351          $42,054         $36,848         $20,166         $ 7,451
Ratios to average
 net assets:**
 Expenses (%)(b)                     .78(c)(e)       .80              .80             .79(d)          .75             .75
 Expenses, excluding
  reimbursements (%)(b)              .86(e)          .83              .88             .88             .96            1.14
 Net investment income (%)          2.86(e)         2.84             3.02            3.06            3.51            3.41
Portfolio turnover (%)                 6              16               10               4              10              11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $36,228,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -            (.00%)(+)        (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets
(c) Effective August 1, 2017, the Manager agreed to limit the annual expense of the Adviser Shares to 0.75% of the Adviser Shares' average net assets. Prior to this date, the voluntary expense limit was 0.80%.
(d) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.75% of the Adviser Shares'
    average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING             ENDING               DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE           APRIL 1, 2017 -
                                         APRIL 1, 2017      SEPTEMBER 30, 2017      SEPTEMBER 30, 2017
                                         -------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00            $1,035.30                $2.55

Hypothetical
 (5% return before expenses)                 1,000.00             1,022.56                 2.54

ADVISER SHARES
Actual                                       1,000.00             1,034.60                 3.98

Hypothetical
 (5% return before expenses)                 1,000.00             1,021.16                 3.95

*Expenses are equal to the annualized expense ratio of 0.50% for Fund Shares and 0.78% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.53% for Fund Shares and 3.46% for Adviser Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016 and was above the average of its performance universe and its Lipper index for the three-, five-, and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2016, was in the top 35% of its performance universe for the three-year period ended December 31, 2016, was in the top 10% of its performance universe for the five-year period ended December 31, 2016 and was in the top 15% of its performance universe for the ten-year period ended December 31, 2016. The Board also took into account management's discussion of the impact of market conditions on its recent performance.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   39594-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT LONG-TERM FUND
         FUND SHARES (USTEX) o ADVISER SHARES (UTELX)
         SEPTEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         23

    Financial Statements                                                      25

    Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                               42

ADVISORY AGREEMENT                                                            44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is excludable from gross income for federal income tax purposes (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                       o TOP 10 INDUSTRIES - 9/30/17 o
                             (% of Net Assets)

Escrowed Bonds ..........................................................  13.5%
Hospital ................................................................  11.6%
Education ...............................................................  10.2%
Special Assessment/Tax/Fee ..............................................   9.2%
General Obligation ......................................................   7.9%
Electric Utilities ......................................................   7.2%
Toll Roads ..............................................................   6.0%
Airport/Port ............................................................   5.4%
Nursing/CCRC ............................................................   5.3%
Electric/Gas Utilities ..................................................   4.0%

You will find a complete list of securities that the Fund owns on pages 4-22.

================================================================================

2  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                        o PORTFOLIO RATINGS MIX - 9/30/17 o

                        [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                     2.2%
AA                                                     33.0%
A                                                      35.9%
BBB                                                    19.0%
BELOW INVESTMENT-GRADE                                  4.5%
UNRATED                                                 5.4%

                             [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-22.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD      Community College District
    EDA      Economic Development Authority
    EDC      Economic Development Corp.
    ETM      Escrowed to final maturity
    IDA      Industrial Development Authority/Agency
    IDB      Industrial Development Board

================================================================================

4  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    IDC      Industrial Development Corp.
    MTA      Metropolitan Transportation Authority
    MUNIPSA  Securities Industry and Financial Markets Association
             (SIFMA) Municipal Swap Index
    PRE      Pre-refunded to a date prior to maturity
    USD      Unified School District

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America Corp., Barclays Bank plc, Deutsche Bank A.G., JP Morgan Chase & Co., or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (86.2%)

              ALABAMA (1.5%)
$     4,245   Chatom IDB (INS)                                            5.00%         8/01/2037       $    4,613
      4,500   Homewood Educational Building Auth.                         5.00         12/01/2047            5,109
     11,500   Lower Alabama Gas District                                  5.00          9/01/2046           14,140
      1,750   Montgomery Medical Clinic Board                             5.00          3/01/2036            1,923
      7,000   Port Auth. (PRE)                                            6.00         10/01/2035            7,995
      2,000   Selma IDB                                                   5.80          5/01/2034            2,200
                                                                                                        ----------
                                                                                                            35,980
                                                                                                        ----------
              ARIZONA (2.8%)
      5,000   Apache County IDA                                           4.50          3/01/2030            5,439
      5,000   Goodyear                                                    5.63          7/01/2039            5,559
      6,000   Health Facilities Auth.                                     5.00          2/01/2042            6,361
      7,000   Maricopa County                                             5.00          6/01/2035            7,574
      1,600   Maricopa County IDA                                         5.00          7/01/2047            1,705
      1,000   Phoenix Civic Improvement Corp. (INS)                       5.50          7/01/2029            1,254
      1,500   Phoenix Civic Improvement Corp. (INS)                       5.50          7/01/2030            1,898
      1,200   Phoenix IDA                                                 5.00          7/01/2041            1,290
      6,000   Phoenix IDA(a)                                              5.00          7/01/2044            6,388
      3,000   Pima County IDA                                             4.00          9/01/2029            3,163
      2,685   Pima County IDA                                             4.50          6/01/2030            2,915
      3,000   Pima County IDA                                             5.25         10/01/2040            3,218
     10,000   Pinal County Electrical District                            4.00          7/01/2041           10,513
      2,000   Yavapai County IDA (PRE)                                    5.63          8/01/2033            2,076
      7,500   Yavapai County IDA (PRE)                                    5.63          8/01/2037            7,787
                                                                                                        ----------
                                                                                                            67,140
                                                                                                        ----------
              ARKANSAS (0.1%)
      1,000   Dev. Finance Auth. (INS)                                    4.97(b)       7/01/2028              749
      1,165   Dev. Finance Auth. (INS)                                    4.98(b)       7/01/2029              842
      1,150   Dev. Finance Auth. (INS)                                    4.99(b)       7/01/2030              804
      2,500   Dev. Finance Auth. (INS)                                    5.03(b)       7/01/2036            1,216
                                                                                                        ----------
                                                                                                             3,611
                                                                                                        ----------
              CALIFORNIA (8.1%)
      1,000   Cerritos CCD                                                5.63(b)       8/01/2031              660
      2,500   Cerritos CCD                                                5.67(b)       8/01/2032            1,577
      2,175   Cerritos CCD                                                5.71(b)       8/01/2033            1,305
      1,000   Cerritos CCD                                                5.76(b)       8/01/2034              572
      1,500   Cerritos CCD                                                5.82(b)       8/01/2035              815
      2,200   Cerritos CCD                                                5.88(b)       8/01/2036            1,134
      8,500   Coachella Valley USD (INS)                                  5.95(b)       8/01/2041            3,345

================================================================================

6  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     6,700   Corona-Norco USD (INS) (PRE)                                5.50%         8/01/2039       $    7,259
      3,000   El Camino CCD                                               5.08(b)       8/01/2034            1,737
      3,000   El Camino CCD                                               5.24(b)       8/01/2038            1,403
     10,000   El Monte Union High School District (INS)                   5.75(b)       6/01/2042            3,903
      2,500   Escondido Union High School District (INS)                  5.00          6/01/2037            2,710
      2,410   Golden State Tobacco Securitization (INS)                   4.55          6/01/2022            2,465
      5,000   Golden State Tobacco Securitization (INS)                   4.60          6/01/2023            5,116
      2,000   Golden State Tobacco Securitization                         5.00          6/01/2030            2,312
      1,000   Health Facilities Financing Auth.                           5.00         11/15/2056            1,148
      5,000   Indio Redevelopment Agency                                  5.25          8/15/2035            5,166
     17,025   Inland Empire Tobacco Securitization Auth.                  5.75          6/01/2026           17,795
      2,000   Jurupa Public Finance Auth. (INS)                           5.00          9/01/2033            2,182
      1,200   Los Alamitos USD, 5.95%, 8/01/2024                          5.95(c)       8/01/2034            1,094
      4,500   Los Alamitos USD, 6.05%, 8/01/2024                          6.05(c)       8/01/2042            4,018
      3,000   Monterey Peninsula USD (INS) (PRE)                          5.50          8/01/2034            3,497
      1,860   Paramount USD                                               6.82(b)       8/01/2034            1,007
      2,000   Paramount USD                                               6.86(b)       8/01/2035            1,033
      2,750   Paramount USD                                               6.88(b)       8/01/2036            1,338
      2,750   Paramount USD                                               6.90(b)       8/01/2037            1,278
      5,000   Pollution Control Financing Auth.(a)                        5.00          7/01/2037            5,010
      6,000   Pollution Control Financing Auth.                           5.00         11/21/2045            6,012
      2,500   Public Works Board                                          5.00         12/01/2029            2,835
      2,000   Public Works Board (PRE)                                    5.00         10/01/2030            2,304
      2,950   Public Works Board                                          5.00          6/01/2031            3,402
      1,110   Public Works Board (PRE)                                    5.00         10/01/2031            1,279
      2,000   Public Works Board                                          5.00         12/01/2031            2,259
      3,500   Public Works Board                                          5.00         10/01/2039            4,045
      2,560   Sacramento City Schools Joint Powers
                Financing Auth. (INS)                                     5.00          3/01/2036            2,887
      2,000   Sacramento City Schools Joint Powers
                Financing Auth. (INS)                                     5.00          3/01/2040            2,249
      2,500   San Diego Public Facilities Financing Auth.                 5.00         10/15/2044            2,886
      3,000   San Marcos Schools Financing Auth. (INS) (PRE)              5.00          8/15/2040            3,341
     13,605   San Ysidro School District (INS)                            5.58(b)       8/01/2036            6,819
     14,285   San Ysidro School District (INS)                            5.64(b)       8/01/2037            6,835
     15,000   Santa Ana USD (INS)                                         5.45(b)       4/01/2029           10,595
      5,000   Southern California Public Power Auth.                      5.00          7/01/2040            5,458
        300   State                                                       4.50          8/01/2030              301
      5,000   State                                                       5.75          4/01/2031            5,360
      3,695   State (PRE)                                                 5.00         11/01/2032            3,709
        320   State (PRE)                                                 5.00         11/01/2032              321
      1,985   State                                                       5.00         11/01/2032            1,992
      5,000   State (PRE)                                                 5.00         12/01/2032            5,037
      8,000   State                                                       5.25          4/01/2035            9,314
      6,750   State                                                       5.00          2/01/2038            7,745

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     8,885   Stockton USD (INS)                                          7.33%(b)      8/01/2034       $    4,943
      2,500   Victor Elementary School District (INS) (PRE)               5.13          8/01/2034            2,691
      5,180   Washington Township Health Care Dist.                       5.25          7/01/2030            5,570
      5,000   Washington Township Health Care Dist.                       5.50          7/01/2038            5,362
                                                                                                        ----------
                                                                                                           196,430
                                                                                                        ----------
              COLORADO (1.4%)
      2,000   E-470 Public Highway Auth.                                  5.38          9/01/2026            2,166
     10,000   E-470 Public Highway Auth. (INS)                            5.06(b)       9/01/2035            4,566
      2,500   Educational and Cultural Facilities Auth.                   5.25          4/01/2043            2,780
      1,310   Health Facilities Auth.                                     5.00          6/01/2029            1,314
        865   Health Facilities Auth.                                     5.25          6/01/2031              868
      2,000   Health Facilities Auth.                                     5.00          6/01/2035            2,005
        720   Health Facilities Auth.                                     5.25          6/01/2036              722
      5,000   Health Facilities Auth.                                     5.00         12/01/2042            5,338
      6,000   Health Facilities Auth.                                     5.00          6/01/2045            6,475
      1,250   Health Facilities Auth.                                     5.00          6/01/2047            1,368
      1,000   Park Creek Metropolitan District                            5.00         12/01/2045            1,079
      5,000   Regional Transportation District                            5.00          6/01/2044            5,626
                                                                                                        ----------
                                                                                                            34,307
                                                                                                        ----------
              CONNECTICUT (0.2%)
      2,000   Health and Educational Facilities Auth.                     5.00          7/01/2035            2,169
     52,847   Mashantucket (Western) Pequot Tribe(d),(e)                  6.05(f)       7/01/2031            2,021
                                                                                                        ----------
                                                                                                             4,190
                                                                                                        ----------
              DELAWARE (0.2%)
      4,000   EDA                                                         5.40          2/01/2031            4,365
                                                                                                        ----------
              DISTRICT OF COLUMBIA (2.2%)
      1,305   District of Columbia                                        5.00          7/01/2036            1,414
      1,500   District of Columbia                                        5.00          7/01/2042            1,635
      1,700   District of Columbia                                        6.00          7/01/2043            1,966
      1,450   District of Columbia                                        6.00          7/01/2048            1,673
      7,500   Metropolitan Washington Airports Auth.                      5.13         10/01/2034            7,799
      5,000   Metropolitan Washington Airports Auth.                      5.00         10/01/2039            5,485
     10,000   Metropolitan Washington Airports Auth.                      5.63         10/01/2039           10,424
     10,000   Metropolitan Washington Airports Auth.                      5.00         10/01/2053           10,801
     10,000   Washington Convention & Sports Auth.                        5.00         10/01/2040           10,894
                                                                                                        ----------
                                                                                                            52,091
                                                                                                        ----------
              FLORIDA (8.2%)
      7,000   Atlantic Beach Health Care Facilities Auth.                 5.63         11/15/2043            7,765
      2,000   Brevard County Health Facilities Auth. (PRE)                7.00          4/01/2039            2,180
      1,500   Broward County (PRE)                                        5.25         10/01/2034            1,565
        350   Broward County School Board (INS) (PRE)                     5.25          7/01/2027              376

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8  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Clearwater (PRE)                                            5.25%        12/01/2039       $    2,184
      5,675   Department of Children and Family Services                  5.00         10/01/2025            5,693
      1,500   Escambia County                                             6.25         11/01/2033            1,636
      1,000   Escambia County Housing Finance Auth. (INS) (PRE)           5.75          6/01/2031            1,079
      3,950   Gainesville                                                 5.25         10/01/2034            4,387
      3,000   Halifax Hospital Medical Center                             5.00          6/01/2046            3,302
        600   Higher Educational Facility Auth.                           5.00          4/01/2032              663
      1,500   Higher Educational Facility Auth.                           5.25          4/01/2042            1,671
      2,270   Jacksonville                                                5.00         10/01/2029            2,580
        500   Lakeland Educational Facility                               5.00          9/01/2037              547
      1,000   Lakeland Educational Facility                               5.00          9/01/2042            1,090
      4,000   Lee County IDA                                              5.75         10/01/2042            4,217
      5,000   Lee County IDA                                              5.50         10/01/2047            5,230
      1,500   Miami (INS)                                                 5.00         10/01/2034            1,594
     13,125   Miami (INS)                                                 5.25          7/01/2035           14,169
      4,000   Miami (INS)                                                 5.25          7/01/2039            4,318
      2,000   Miami Beach                                                 5.00          9/01/2040            2,174
        525   Miami-Dade County (PRE)                                     5.00         10/01/2029              585
      6,350   Miami-Dade County                                           5.00         10/01/2029            7,013
      3,950   Miami-Dade County                                           5.00         10/01/2034            4,357
     23,205   Miami-Dade County                                           5.38         10/01/2035           25,647
      5,000   Miami-Dade County                                           5.00          7/01/2039            5,659
      5,000   Miami-Dade County                                           5.00          7/01/2040            5,437
      1,750   Miami-Dade County                                           5.00         10/01/2043            1,983
      2,000   Miami-Dade County Health Facilities Auth.                   4.00          8/01/2047            2,039
      5,000   Miami-Dade County School Board (INS) (PRE)                  5.25          2/01/2027            5,283
      5,000   Miami-Dade County School Board (INS) (PRE)                  5.00          5/01/2033            5,119
      2,500   Municipal Loan Council (INS)                                5.25         10/01/2033            2,817
      3,000   Orange County Health Facilities Auth. (PRE)                 5.25         10/01/2035            3,129
      1,500   Orange County Health Facilities Auth.                       4.00         10/01/2045            1,525
     10,000   Orange County School Board (INS) (PRE)                      5.50          8/01/2034           10,826
      2,000   Orlando-Orange County Expressway Auth. (PRE)                5.00          7/01/2035            2,210
      4,745   Orlando-Orange County Expressway Auth. (PRE)                5.00          7/01/2035            5,243
      1,255   Orlando-Orange County Expressway Auth.                      5.00          7/01/2035            1,371
      5,000   Palm Beach County Health Facilities Auth.                   5.00          5/15/2041            5,531
        155   Palm Beach County Solid Waste Auth. (PRE)                   5.00         10/01/2031              178
      9,845   Palm Beach County Solid Waste Auth.                         5.00         10/01/2031           11,178
      1,000   Pinellas County Educational Facilities Auth.                5.00         10/01/2027            1,080
      1,000   Pinellas County Educational Facilities Auth.                5.25         10/01/2030            1,082
      3,650   Pinellas County Educational Facilities Auth.(g)             6.00         10/01/2041            4,060
      1,000   Sarasota County Public Hospital District                    5.63          7/01/2039            1,057
      3,000   St. Petersburg Health Facilities Auth. (PRE)                6.50         11/15/2039            3,343
      2,200   Tampa Housing Auth.                                         4.85          7/01/2036            2,204

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,050   Tampa-Hillsborough County Expressway Auth.                  5.00%        7/01/2042        $    3,428
      2,350   Volusia County Educational Facilities Auth.
                (INS) (PRE)                                               5.00        10/15/2029             2,698
      2,000   Volusia County Educational Facilities Auth.                 5.00        10/15/2045             2,232
                                                                                                        ----------
                                                                                                           196,734
                                                                                                        ----------
              GEORGIA (1.1%)
      3,500   Atlanta Airport                                             5.00         1/01/2035             3,758
     10,000   Burke County Dev. Auth.                                     7.00         1/01/2023            10,149
      4,000   Dahlonega Downtown Dev. Auth. (INS)                         5.00         7/01/2040             4,338
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)               5.63         8/01/2034             3,741
        400   Glynn-Brunswick Memorial Hospital Auth.                     5.63         8/01/2034               412
      1,600   Private Colleges & Universities Auth.                       5.00        10/01/2032             1,719
      1,000   Thomasville Hospital Auth. (PRE)                            5.25        11/01/2035             1,126
      1,250   Thomasville Hospital Auth. (PRE)                            5.38        11/01/2040             1,413
                                                                                                        ----------
                                                                                                            26,656
                                                                                                        ----------
              HAWAII (0.3%)
      6,000   Department of Budget and Finance                            6.50         7/01/2039             6,467
                                                                                                        ----------
              IDAHO (0.1%)
      1,500   Health Facilities Auth. (INS)                               5.00         7/01/2035             1,605
                                                                                                        ----------
              ILLINOIS (13.7%)
        520   Chicago (INS)                                               5.25         1/01/2029               524
      3,965   Chicago                                                     6.75        12/01/2032             3,966
      3,000   Chicago                                                     5.00         1/01/2039             3,248
      3,000   Chicago Park District                                       5.00         1/01/2040             3,320
      4,000   Chicago Water                                               5.00         1/01/2044             4,272
      3,000   Chicago Water                                               5.00        11/01/2044             3,255
      3,000   Chicago Water                                               5.00         1/01/2047             3,271
      6,000   Chicago-Midway Airport                                      5.00         1/01/2046             6,764
      4,200   Chicago-O'Hare International Airport (PRE)                  5.75         1/01/2039             4,808
        800   Chicago-O'Hare International Airport                        5.75         1/01/2039               904
      5,000   Chicago-O'Hare International Airport                        5.00         1/01/2041             5,699
      5,000   Chicago-O'Hare International Airport                        5.75         1/01/2043             5,790
      7,750   Cook County                                                 5.00        11/15/2038             8,948
      2,000   Finance Auth.                                               5.00         4/01/2026             2,000
      5,000   Finance Auth. (PRE)                                         5.50         8/15/2028             5,196
      2,500   Finance Auth. (INS) (PRE)                                   5.75        11/01/2028             2,628
     14,000   Finance Auth.                                               3.90         3/01/2030            14,759
      5,000   Finance Auth. (PRE)                                         7.25        11/01/2030             5,335
      4,500   Finance Auth.                                               5.00         4/01/2031             4,500
      7,065   Finance Auth.                                               5.50         4/01/2032             7,065
      8,000   Finance Auth. (PRE)                                         6.00        10/01/2032             9,326

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     6,000   Finance Auth.                                               4.00%         2/01/2033       $    6,262
      5,000   Finance Auth. (PRE)                                         5.75         10/01/2035            5,241
      7,000   Finance Auth.                                               5.00          4/01/2036            6,892
        700   Finance Auth.                                               5.00          5/15/2037              746
      2,000   Finance Auth.                                               4.00          3/01/2038            2,087
      5,000   Finance Auth.                                               4.00          7/01/2038            5,048
     20,000   Finance Auth. (PRE)                                         5.38          8/15/2039           20,761
      1,205   Finance Auth.                                               5.25         10/01/2039            1,247
     12,395   Finance Auth.                                               4.00         10/01/2040           12,812
     11,000   Finance Auth.                                               4.00          2/15/2041           11,207
        750   Finance Auth.                                               5.00          8/01/2042              813
      5,000   Finance Auth.                                               6.00          7/01/2043            5,725
      2,000   Finance Auth.                                               5.00          8/15/2044            2,126
      4,500   Finance Auth.                                               4.00         12/01/2046            4,394
      1,155   Finance Auth.                                               5.00          5/15/2047            1,214
        750   Finance Auth.                                               5.00          8/01/2047              803
      4,065   Metropolitan Pier and Expositon Auth. (INS)                 5.50          6/15/2020            4,121
      1,730   Metropolitan Pier and Expositon Auth. (INS)                 5.55          6/15/2021            1,754
      9,000   Municipal Power Agency                                      4.00         12/01/2041            9,166
     10,000   Railsplitter Tobacco Settlement Auth.                       5.50          6/01/2023           11,294
     23,980   Regional Transportation Auth. (INS)                         5.75          6/01/2020           26,753
     37,550   Regional Transportation Auth. (INS)                         6.50          7/01/2030           50,469
     10,000   Rosemont (INS)                                              5.00         12/01/2046           11,044
      3,000   Springfield (INS)                                           5.00          3/01/2040            3,342
      2,000   Springfield Metro Sanitary District                         5.75          1/01/2053            2,304
      8,000   State (INS)                                                 5.00          4/01/2029            8,896
      1,000   State (INS)                                                 4.00          2/01/2031            1,029
      1,000   State (INS)                                                 4.00          2/01/2032            1,019
      1,530   Township High School District No. 502 (INS)                 5.00         12/01/2037            1,753
      1,555   Township High School District No. 502 (INS)                 5.00         12/01/2038            1,777
      1,400   Township High School District No. 502 (INS)                 5.00         12/01/2039            1,596
      1,000   Univ. of Illinois                                           5.13          4/01/2036            1,086
      1,388   Village of Montgomery Kane and Kendall
                Counties (INS)                                            4.70          3/01/2030            1,390
                                                                                                        ----------
                                                                                                           331,749
                                                                                                        ----------
              INDIANA (1.8%)
      5,540   Evansville Redevelopment Auth. (INS)                        4.00          2/01/2038            5,754
      3,605   Evansville Redevelopment Auth. (INS)                        4.00          2/01/2039            3,739
      3,440   Finance Auth.                                               5.00         10/01/2033            3,441
      5,000   Finance Auth.                                               5.00          6/01/2039            5,090
      1,495   Finance Auth.                                               5.00          2/01/2040            1,687
      4,000   Finance Auth.                                               5.00         10/01/2044            4,365
      5,000   Finance Auth.                                               5.50          4/01/2046            5,431
      1,175   Local Public Improvement Bond Bank (INS) (PRE)              5.50          1/01/2038            1,242

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     4,825   Local Public Improvement Bond Bank (INS)                    5.50%         1/01/2038       $    5,067
      7,000   Richmond Hospital Auth.                                     5.00          1/01/2039            7,772
                                                                                                        ----------
                                                                                                            43,588
                                                                                                        ----------
              IOWA (0.3%)
      6,235   Finance Auth.                                               5.00          5/15/2041            6,897
                                                                                                        ----------
              KANSAS (0.2%)
      2,500   Coffeyville (INS)(a)                                        5.00          6/01/2042            2,719
      2,000   Wyandotte County/Kansas City                                5.00          9/01/2045            2,281
                                                                                                        ----------
                                                                                                             5,000
                                                                                                        ----------
              KENTUCKY (0.7%)
      1,000   Ashland Medical Center                                      5.00          2/01/2040            1,078
      1,000   Economic Dev. Finance Auth. (INS)                           6.00         12/01/2033            1,018
      4,000   Economic Dev. Finance Auth. (INS)                           6.00         12/01/2038            4,066
      3,000   Economic Dev. Finance Auth.                                 5.00          8/15/2041            3,279
      5,500   Economic Dev. Finance Auth.                                 5.00          5/15/2046            5,612
      2,000   Owen County                                                 6.25          6/01/2039            2,134
                                                                                                        ----------
                                                                                                            17,187
                                                                                                        ----------
              LOUISIANA (3.9%)
      2,500   Lafayette Public Trust Financing Auth. (INS) (PRE)          5.50         10/01/2035            2,822
      3,750   Local Government Environmental Facilities and
                Community Dev. Auth.                                      6.50          8/01/2029            4,230
      1,685   Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                5.00         10/01/2039            1,911
      8,210   Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                4.00         10/01/2046            8,434
     25,000   Parish of St. John the Baptist                              5.13          6/01/2037           25,062
      1,500   Public Facilities Auth.                                     5.00          7/01/2037            1,658
         15   Public Facilities Auth. (PRE)                               4.00          5/15/2041               17
      1,235   Public Facilities Auth.                                     4.00          5/15/2041            1,270
      6,000   Public Facilities Auth.                                     5.00         11/01/2045            6,437
      5,000   Public Facilities Auth.                                     5.00          5/15/2046            5,595
      5,000   Public Facilities Auth. (INS)                               5.25          6/01/2051            5,548
        400   Public Facilities Auth.(h)                                  5.00          7/01/2052              444
      9,000   Public Facilities Auth.                                     4.00          1/01/2056            8,943
      2,000   Public Facilities Auth.(h)                                  5.00          7/01/2057            2,204
      1,100   Shreveport (INS)                                            4.00         12/01/2037            1,158
      1,000   Shreveport                                                  5.00         12/01/2040            1,136
      5,500   Shreveport                                                  5.00         12/01/2041            6,211
      2,100   Shreveport (INS)                                            5.00         12/01/2041            2,397
      6,000   State                                                       5.00          5/01/2045            6,964
      1,500   Tobacco Settlement Financing Corp.                          5.25          5/15/2035            1,652
                                                                                                        ----------
                                                                                                            94,093
                                                                                                        ----------

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              MAINE (0.3%)
$     9,000   Health and Higher Education Facilities Auth.                4.00%         7/01/2046       $    7,820
                                                                                                        ----------
              MARYLAND (0.6%)
      2,500   EDC                                                         6.20          9/01/2022            2,682
      5,000   Health and Higher Educational Facilities Auth. (PRE)        5.75          1/01/2033            5,062
      6,000   Health and Higher Educational Facilities Auth. (PRE)        5.75          1/01/2038            6,074
                                                                                                        ----------
                                                                                                            13,818
                                                                                                        ----------
              MASSACHUSETTS (1.3%)
      1,000   Dev. Finance Agency                                         4.00          7/01/2038            1,013
      1,000   Dev. Finance Agency                                         5.00          4/15/2040            1,082
      3,000   Dev. Finance Agency                                         5.00          7/01/2044            3,261
      4,000   Dev. Finance Agency                                         5.50          7/01/2044            4,303
      1,000   Dev. Finance Agency                                         5.00          7/01/2046            1,098
      3,370   Dev. Finance Agency                                         4.00         10/01/2046            3,413
      2,280   Dev. Finance Agency                                         5.00          7/01/2047            2,487
      6,385   Health and Educational Facilities Auth. (PRE)               6.25          7/01/2030            6,964
      3,615   Health and Educational Facilities Auth.                     6.25          7/01/2030            3,913
      3,500   Health and Educational Facilities Auth.                     5.00          7/15/2032            3,508
        500   Health and Educational Facilities Auth.                     5.00          7/15/2037              501
                                                                                                        ----------
                                                                                                            31,543
                                                                                                        ----------
              MICHIGAN (0.7%)
      2,000   Genesee County Water Supply System (INS)                    4.00          2/01/2041            2,047
      2,900   Genesee County Water Supply System (INS)                    5.00          2/01/2046            3,250
      4,500   Lansing Board of Water & Light                              5.00          7/01/2037            5,008
      4,000   Livonia Public Schools School District (INS)                5.00          5/01/2045            4,495
      3,000   Strategic Fund                                              5.63          7/01/2020            3,328
                                                                                                        ----------
                                                                                                            18,128
                                                                                                        ----------
              MINNESOTA (0.2%)
      2,500   Higher Education Facilities Auth.                           5.00         10/01/2039            2,666
      3,000   St. Louis Park (PRE)                                        5.75          7/01/2030            3,111
                                                                                                        ----------
                                                                                                             5,777
                                                                                                        ----------
              MISSISSIPPI (0.1%)
      3,000   Warren County                                               5.38         12/01/2035            3,305
                                                                                                        ----------
              MISSOURI (1.8%)
      2,680   Cape Girardeau County Health Care Facilities IDA            6.00          3/01/2033            3,097
        750   Cape Girardeau County Health Care Facilities IDA            5.00          3/01/2036              829
      1,000   Cape Girardeau County IDA (PRE)                             5.75          6/01/2039            1,078
     17,775   Dev. Finance Board                                          4.00          6/01/2046           18,101
      6,000   Health and Educational Facilities Auth. (PRE)               5.50         11/15/2033            6,309
      1,500   Health and Educational Facilities Auth.                     5.50         11/15/2033            1,560
      5,000   St. Louis County IDA                                        5.88          9/01/2043            5,613

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,065   St. Louis Municipal Finance Corp. (INS)                     5.00%        10/01/2038       $    3,514
      2,110   Stoddard County IDA                                         6.00          3/01/2037            2,421
                                                                                                        ----------
                                                                                                            42,522
                                                                                                        ----------
              MONTANA (0.4%)
      4,000   Forsyth                                                     3.90          3/01/2031            4,169
      5,000   Forsyth                                                     5.00          5/01/2033            5,454
                                                                                                        ----------
                                                                                                             9,623
                                                                                                        ----------
              NEBRASKA (0.2%)
      3,400   Douglas County Hospital Auth.                               5.00         11/01/2048            3,751
                                                                                                        ----------
              NEVADA (1.6%)
      4,000   Clark County (INS)                                          5.00          7/01/2026            4,266
     11,000   Clark County                                                5.13          7/01/2034           11,927
      5,000   Clark County (INS)                                          5.25          7/01/2039            5,419
      4,400   Las Vegas Convention and Visitors Auth.                     4.00          7/01/2041            4,534
     12,140   Las Vegas Convention and Visitors Auth.                     4.00          7/01/2046           12,464
                                                                                                        ----------
                                                                                                            38,610
                                                                                                        ----------
              NEW JERSEY (2.2%)
      6,000   EDA                                                         5.00          9/01/2024            6,428
      2,000   EDA                                                         5.00          6/15/2028            2,157
     10,000   EDA                                                         5.00          6/15/2040           10,589
      3,000   EDA                                                         5.25          6/15/2040            3,265
      4,000   EDA                                                         5.00          6/15/2041            4,290
      5,000   Educational Facilities Auth.                                5.00          9/01/2036            5,380
     15,000   Health Care Facilities Financing Auth. (PRE)                5.63          7/01/2032           17,412
      1,250   Health Care Facilities Financing Auth. (INS)                5.00          7/01/2046            1,394
      2,000   Transportation Trust Fund Auth.                             5.25          6/15/2041            2,177
                                                                                                        ----------
                                                                                                            53,092
                                                                                                        ----------
              NEW MEXICO (0.2%)
      5,000   Farmington                                                  5.90          6/01/2040            5,482
                                                                                                        ----------
              NEW YORK (2.7%)
      2,040   Buffalo and Erie County Industrial Land Dev. Corp.          5.38         10/01/2041            2,291
      2,250   Dormitory Auth.                                             5.25          7/01/2029            2,385
     16,130   Liberty Dev. Corp.                                          5.25         10/01/2035           20,680
      5,000   MTA                                                         3.55(b)      11/15/2032            3,211
         60   New York City                                               5.88          8/01/2019               60
      2,970   New York City (PRE)                                         5.13         12/01/2028            2,992
      2,030   New York City                                               5.13         12/01/2028            2,045
        220   New York City Municipal Water Finance Auth. (PRE)           5.00          6/15/2037              226
      1,280   New York City Municipal Water Finance Auth.                 5.00          6/15/2037            1,316
      7,500   New York City Transitional Finance Auth.                    5.00          1/15/2034            7,589
      2,000   New York Thruway Auth.                                      5.00          1/01/2051            2,245

================================================================================

14   | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Triborough Bridge and Tunnel Auth.                          3.62%(b)     11/15/2031       $    3,288
      6,170   Triborough Bridge and Tunnel Auth. (PRE)                    5.00         11/15/2031            6,457
      3,830   Triborough Bridge and Tunnel Auth.                          5.00         11/15/2031            3,991
      3,000   Triborough Bridge and Tunnel Auth.                          3.66(b)      11/15/2032            1,898
      2,500   Triborough Bridge and Tunnel Auth.                          3.70(b)      11/15/2032            1,605
      2,000   Troy Capital Resource Corp.                                 5.00          9/01/2030            2,191
      1,000   TSASC, Inc.                                                 5.00          6/01/2041            1,109
                                                                                                        ----------
                                                                                                            65,579
                                                                                                        ----------
              NORTH CAROLINA (0.8%)
     10,000   Capital Facilities Finance Agency                           4.63         11/01/2040           10,756
      3,750   Charlotte-Mecklenburg Hospital Auth.                        5.25          1/15/2034            3,936
      5,000   Columbus County Industrial Facilities & Pollution
                Control Financing Auth.                                   6.25         11/01/2033            5,455
                                                                                                        ----------
                                                                                                            20,147
                                                                                                        ----------
              NORTH DAKOTA (0.3%)
      4,685   Fargo                                                       6.25         11/01/2031            5,489
      2,500   McLean County                                               4.88          7/01/2026            2,653
                                                                                                        ----------
                                                                                                             8,142
                                                                                                        ----------
              OHIO (1.8%)
      6,000   Air Quality Dev. Auth.                                      5.70          8/01/2020            2,745
     10,000   Buckeye Tobacco Settlement Financing Auth.                  5.88          6/01/2030            9,726
     10,000   Buckeye Tobacco Settlement Financing Auth.                  5.75          6/01/2034            9,681
      2,700   Centerville                                                 5.25         11/01/2047            2,849
      1,000   Cleveland (INS)                                             5.00          1/01/2031            1,101
      9,000   Cuyahoga County                                             4.75          2/15/2047            9,247
      2,500   Hamilton County Healthcare                                  5.00          1/01/2051            2,654
      1,680   Lake County (PRE)                                           5.63          8/15/2029            1,749
        320   Lake County                                                 5.63          8/15/2029              331
      2,000   Turnpike Commission                                         5.25          2/15/2033            2,343
                                                                                                        ----------
                                                                                                            42,426
                                                                                                        ----------
              OKLAHOMA (0.9%)
      4,200   Comanche County Hospital Auth.                              5.00          7/01/2032            4,330
      4,500   Development Finance Auth.                                   5.25          8/01/2057            4,954
     10,000   Municipal Power Auth.                                       4.00          1/01/2047           10,326
      2,000   Tulsa County Industrial Auth.                               5.25         11/15/2045            2,231
                                                                                                        ----------
                                                                                                            21,841
                                                                                                        ----------
              OREGON (0.2%)
      2,000   Deschutes County Hospital Facility                          4.00          1/01/2046            2,047
      1,095   Keizer                                                      5.20          6/01/2031            1,120
      1,180   Yamhill County Hospital Auth.                               5.00         11/15/2051            1,239
                                                                                                        ----------
                                                                                                             4,406
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA (3.4%)
$       750   Allegheny County Higher Education Building
                Auth. (PRE)                                               5.50%         3/01/2031       $      859
        460   Allegheny County IDA                                        5.13          9/01/2031              460
      4,000   Allegheny County Sanitary Auth. (INS)                       5.00          6/01/2040            4,412
      5,000   Allentown Commercial and Industrial Dev. Auth.              6.25(a)       7/01/2047            5,002
      3,250   Chester County IDA                                          5.25         10/15/2047            3,311
      5,000   Delaware River Joint Toll Bridge Commission                 5.00          7/01/2047            5,757
      7,000   Economic Dev. Financing Auth.                               4.00         10/01/2023            7,514
        480   Erie Parking Auth. (INS) (PRE)                              5.13          9/01/2032              535
      1,390   Erie Parking Auth. (INS)                                    5.13          9/01/2032            1,482
        595   Erie Parking Auth. (INS) (PRE)                              5.20          9/01/2035              665
      1,700   Erie Parking Auth. (INS)                                    5.20          9/01/2035            1,812
      1,970   Higher Educational Facilities Auth.                         5.25          7/15/2033            2,166
      2,750   Higher Educational Facilities Auth.                         5.50          7/15/2038            3,039
      4,000   Northampton County General Purpose Auth.                    4.00          8/15/2040            4,039
      1,000   Philadelphia School District                                5.00          9/01/2037            1,100
      2,000   Philadelphia School District                                5.00          9/01/2038            2,194
      1,250   Turnpike Commission, 5.00%, 12/01/2018                      5.00(c)      12/01/2033            1,376
      8,000   Turnpike Commission                                         5.00          6/01/2039            8,967
      4,000   Turnpike Commission                                         5.00          6/01/2042            4,513
     10,000   Turnpike Commission                                         5.25         12/01/2044           11,195
      3,000   Turnpike Commission                                         5.00         12/01/2046            3,320
      4,000   Turnpike Commission(h)                                      5.00         12/01/2047            4,572
      3,200   Washington County IDA                                       5.00         11/01/2036            3,451
                                                                                                        ----------
                                                                                                            81,741
                                                                                                        ----------
              PUERTO RICO (0.1%)
      2,000   Industrial, Tourist, Educational, Medical,
                Environmental Control Facilities Financing Auth.          5.38          4/01/2042            1,882
                                                                                                        ----------
              RHODE ISLAND (0.9%)
      5,700   EDC (INS)                                                   5.00          7/01/2031            5,710
     12,185   EDC (INS)                                                   5.00          7/01/2036           12,203
      2,000   Health and Educational Building Corp. (PRE)                 6.00          9/01/2033            2,476
        240   Housing and Mortgage Finance Corp.                          6.85         10/01/2024              241
                                                                                                        ----------
                                                                                                            20,630
                                                                                                        ----------
              SOUTH CAROLINA (0.4%)
      2,250   Greenwood County                                            5.38         10/01/2039            2,384
      7,000   Public Service Auth.                                        5.25         12/01/2055            7,899
                                                                                                        ----------
                                                                                                            10,283
                                                                                                        ----------
              SOUTH DAKOTA (0.4%)
        500   Educational Enhancement Funding Corp.                       5.00          6/01/2027              557
      2,500   Health and Educational Facilities Auth.                     5.25         11/01/2029            2,666

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,000   Health and Educational Facilities Auth.                     5.25%        7/01/2038        $    3,064
      4,000   Health and Educational Facilities Auth.                     5.00         7/01/2042             4,312
                                                                                                        ----------
                                                                                                            10,599
                                                                                                        ----------
              TENNESSEE (0.5%)
      3,095   Jackson (PRE)                                               5.50         4/01/2033             3,168
      1,145   Jackson                                                     5.50         4/01/2033             1,168
      2,000   Johnson City Health and Educational Facilities Board        5.00         8/15/2042             2,133
      1,500   Metropolitan Government of Nashville and Davidson
                County Health and Educational Facilities Board            5.00        10/01/2045             1,663
      4,000   Metropolitan Government of Nashville and Davidson
                County Health and Educational Facilities Board            5.00         7/01/2046             4,452
                                                                                                        ----------
                                                                                                            12,584
                                                                                                        ----------
              TEXAS (14.5%)
      3,000   Arlington Higher Education Finance Corp. (NBGA)             5.00         2/15/2046             3,406
     10,365   Bell County Health Facilities Dev. Corp. (ETM)              6.50         7/01/2019            11,028
      1,240   Bexar County Health Facilities Dev. Corp.                   5.00         7/01/2033             1,242
      1,465   Bexar County Health Facilities Dev. Corp.                   5.00         7/01/2037             1,467
      8,450   Bexar County Health Facilities Dev. Corp.                   4.00         7/15/2045             8,450
      6,000   Central Texas Regional Mobility Auth. (PRE)(g)              5.75         1/01/2031             6,863
      5,000   Central Texas Regional Mobility Auth.                       4.00         1/01/2041             5,035
      2,500   Central Texas Regional Mobility Auth.                       5.00         1/01/2042             2,717
      3,500   Central Texas Regional Mobility Auth.                       5.00         1/01/2045             3,891
      1,000   Clifton Higher Education Finance Corp.                      6.00         8/15/2033             1,172
      4,250   Clifton Higher Education Finance Corp. (NBGA)               5.00         8/15/2039             4,834
      2,750   Clifton Higher Education Finance Corp.                      6.00         8/15/2043             3,214
      5,900   Corpus Christi Utility System                               4.00         7/15/2039             6,181
      4,000   Dallas/Fort Worth International Airport                     5.00        11/01/2034             4,426
      9,000   Fort Worth                                                  6.00         3/01/2029             9,631
      8,085   Fort Worth (PRE)                                            6.25         3/01/2033             8,687
      1,275   Harris County                                               4.75        10/01/2031             1,279
      4,000   Harris County Cultural Education Facilities
                Finance Corp.                                             5.25        10/01/2029             4,321
      6,100   Harris County Cultural Education Facilities
                Finance Corp.                                             5.00         6/01/2038             6,525
      1,500   Harris County Health Facilities Dev. Corp. (PRE)            7.25        12/01/2035             1,609
     15,000   Harris County Hospital District                             4.00         2/15/2042            15,375
      7,000   Harris County IDC (PRE)                                     5.00         2/01/2023             7,592
      3,715   Houston                                                     5.00         9/01/2040             4,152
     12,500   Houston Airport System                                      5.50         7/01/2034            12,920
     10,000   Houston Higher Education Finance Corp.                      5.00         9/01/2042            10,818
      2,390   Irving                                                      5.00         8/15/2043             2,458
      6,000   Karnes County Hospital District                             5.00         2/01/2044             6,261
      1,900   Kerrville Health Facilities Dev. Corp.                      5.00         8/15/2035             2,071

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,000   Laredo CCD (INS) (PRE)                                      5.25%         8/01/2035       $    3,347
        700   Laredo Waterworks and Sewer System                          4.00          3/01/2041              730
      5,300   Matagorda County                                            6.30         11/01/2029            5,846
      9,615   Matagorda County                                            4.00          6/01/2030           10,128
      6,000   Matagorda County                                            4.00          6/01/2030            6,320
      6,000   New Hope Cultural Education Facilities Finance Corp.        5.00          7/01/2047            6,475
      1,000   New Hope Cultural Education Facilities Finance Corp.        5.00          7/01/2047            1,057
      1,000   New Hope Cultural Education Facilities Finance Corp.        5.00          7/01/2047            1,050
      1,250   New Hope Cultural Education Facilities Finance Corp.        5.00          4/01/2048            1,347
      5,000   North Fort Bend Water Auth.                                 5.00         12/15/2036            5,499
      2,630   North Texas Tollway Auth. (PRE)                             5.63          1/01/2028            2,661
        370   North Texas Tollway Auth.                                   5.63          1/01/2028              374
      2,280   North Texas Tollway Auth. (PRE)                             5.63          1/01/2033            2,307
     10,385   North Texas Tollway Auth. (PRE)                             5.63          1/01/2033           10,508
      2,105   North Texas Tollway Auth. (PRE)                             5.63          1/01/2033            2,130
      2,770   North Texas Tollway Auth. (PRE)                             5.63          1/01/2033            2,803
        615   North Texas Tollway Auth.                                   5.63          1/01/2033              622
      1,845   North Texas Tollway Auth.                                   5.63          1/01/2033            1,866
     15,000   North Texas Tollway Auth. (PRE)                             5.75          1/01/2033           15,183
      3,000   North Texas Tollway Auth.                                   7.55(b)       9/01/2037            1,197
      6,245   North Texas Tollway Auth. (PRE)                             5.75          1/01/2040            6,321
      4,720   North Texas Tollway Auth. (PRE)                             5.75          1/01/2040            4,777
      1,535   North Texas Tollway Auth.                                   5.75          1/01/2040            1,552
      5,000   North Texas Tollway Auth.                                   5.00          1/01/2045            5,575
      2,000   Red River Education Finance Corp.                           4.00          6/01/2041            2,015
      3,000   Red River Education Finance Corp.                           5.50         10/01/2046            3,341
      6,315   Tarrant County Cultural Education Facilities
                Finance Corp.                                             5.63         11/15/2027            6,329
      3,600   Tarrant County Cultural Education Facilities
                Finance Corp.                                             5.00         11/15/2036            3,756
      4,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                             5.75         11/15/2037            4,006
      4,500   Tarrant County Cultural Education Facilities
                Finance Corp.                                             5.00         11/15/2045            4,642
      1,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                             5.00         11/15/2046            1,117
      7,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                             5.00         11/15/2046            7,751
      2,500   Tarrant County Cultural Education Facilities
                Finance Corp.                                             6.75         11/15/2047            2,711
      4,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                             6.75         11/15/2052            4,323

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     3,850   Transportation Commission                                   5.00%         8/15/2041       $    4,286
      6,500   Transportation Commission                                   5.00          8/15/2042            7,192
     18,530   Turnpike Auth. (INS)                                        5.25(b)       8/15/2030           12,201
     22,000   Tyler Health Facilities Dev. Corp.                          5.25         11/01/2032           21,913
      1,000   Uptown Dev. Auth. (PRE)                                     5.50          9/01/2029            1,084
      4,770   Wood County Central Hospital District                       6.00         11/01/2041            4,880
                                                                                                        ----------
                                                                                                           348,847
                                                                                                        ----------
              VERMONT (0.1%)
      3,000   Educational and Health Buildings Financing Agency           5.00         10/15/2046            3,269
                                                                                                        ----------
              VIRGINIA (1.3%)
      5,000   Alexandria IDA                                              5.00         10/01/2050            5,458
     11,280   College Building Auth.                                      5.00          6/01/2026           11,026
      5,000   College Building Auth.                                      5.00          6/01/2029            4,734
      1,437   Farms of New Kent Community Dev. Auth.(d),(i),(l)           5.13          3/01/2036              359
      8,665   Farms of New Kent Community Dev. Auth.(d),(i),(l)           5.45          3/01/2036            2,165
      2,000   Farms of New Kent Community Dev. Auth.(d),(i),(l)           5.80          3/01/2036              500
      3,693   Lewistown Commerce Center Community Dev. Auth.              6.05          3/01/2044            3,390
      1,782   Lewistown Commerce Center Community Dev. Auth.              6.05          3/01/2044            1,712
      5,771   Lewistown Commerce Center Community Dev. Auth.(d)           6.05          3/01/2054              860
      1,244   Watkins Centre Community Dev. Auth.                         5.40          3/01/2020            1,246
                                                                                                        ----------
                                                                                                            31,450
                                                                                                        ----------
              WASHINGTON (0.1%)
      2,500   Health Care Facilities Auth. (INS) (PRE)                    6.00          8/15/2039            2,728
                                                                                                        ----------
              WEST VIRGINIA (0.1%)
      2,000   EDA                                                         5.38         12/01/2038            2,188
                                                                                                        ----------
              WISCONSIN (0.8%)
      5,000   Health & Educational Facilities Auth.                       5.75         11/15/2030            5,330
      2,500   Health & Educational Facilities Auth.                       5.38          8/15/2037            2,672
      1,000   Health & Educational Facilities Auth.                       5.00          9/15/2045            1,043
      7,800   Kaukauna (INS)                                              5.00         12/15/2035            8,771
      2,200   Public Finance Auth.(a)                                     5.25          5/15/2042            2,360
                                                                                                        ----------
                                                                                                            20,176
                                                                                                        ----------
              WYOMING (0.5%)
      2,360   Municipal Power Agency (PRE)                                5.50          1/01/2033            2,388
      2,300   Municipal Power Agency (PRE)                                5.50          1/01/2038            2,328
      6,000   Sweetwater County                                           5.25          7/15/2026            6,451
                                                                                                        ----------
                                                                                                            11,167
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $2,003,413)                                            2,081,646
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              PUT BONDS (0.7%)

              ARIZONA (0.2%)
$     5,000   Health Facilities Auth., MUNIPSA + 1.85%                    2.79%(j)      2/01/2048       $    5,080
                                                                                                        ----------
              FLORIDA (0.2%)
      4,000   Putnam County Dev. Auth. (INS)                              5.35          3/15/2042            4,096
                                                                                                        ----------
              LOUISIANA (0.3%)
      6,750   St. Charles Parish                                          4.00         12/01/2040            7,139
                                                                                                        ----------
              Total Put Bonds (cost: $15,750)                                                               16,315
                                                                                                        ----------
              ADJUSTABLE-RATE NOTES (0.8%)

              NEW JERSEY (0.8%)
     20,000   EDA , MUNIPSA + 1.6% (cost: $20,000)                        2.54(j)       3/01/2028           19,419
                                                                                                        ----------
              VARIABLE-RATE DEMAND NOTES (11.4%)

              CALIFORNIA (0.7%)
      8,045   Bay Area Toll Auth. (LIQ)(a)                                1.03(k)       4/01/2039            8,045
      9,665   Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                             1.04(k)      12/01/2033            9,665
                                                                                                        ----------
                                                                                                            17,710
                                                                                                        ----------
              FLORIDA (1.2%)
     22,000   Escambia County                                             0.99(k)       4/01/2039           22,000
      8,050   Jacksonville                                                0.99(k)       5/01/2029            8,050
                                                                                                        ----------
                                                                                                            30,050
                                                                                                        ----------
              GEORGIA (0.7%)
      6,100   Burke County Dev. Auth.                                     1.04(k)      10/01/2032            6,100
      7,200   Floyd County Dev. Auth.                                     1.04(k)       9/01/2026            7,200
      2,900   Heard County Dev. Auth.                                     1.06(k)       9/01/2026            2,900
        100   Monroe County Dev. Auth.                                    1.04(k)      11/01/2048              100
                                                                                                        ----------
                                                                                                            16,300
                                                                                                        ----------
              ILLINOIS (3.1%)
      5,000   Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                             1.27(k)      12/01/2039            5,000
     10,000   Chicago Board of Education (INS) (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                             1.27(k)      12/01/2039           10,000
     20,850   Chicago Board of Education (LIQ)
                (LOC - Barclays Bank plc)(a)                              1.14(k)       4/01/2046           20,850
     10,000   Metropolitan Pier & Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                             1.27(k)       6/15/2050           10,000
     11,410   State (LIQ) (LOC - Deutsche Bank A.G.)(a)                   1.19(k)       7/01/2031           11,410

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$    16,500   State (LIQ) (LOC - Deutsche Bank A.G.)(a)                   1.19%(k)      3/01/2033       $   16,500
                                                                                                        ----------
                                                                                                            73,760
                                                                                                        ----------
              KENTUCKY (1.1%)
     20,325   Economic Dev. Finance Auth.                                 1.25(k)       5/01/2034           20,325
      5,720   Economic Dev. Finance Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                             1.11(k)       1/01/2045            5,720
                                                                                                        ----------
                                                                                                            26,045
                                                                                                        ----------
              NEW YORK (0.8%)
      4,700   New York City (LIQ)                                         0.97(k)       8/01/2038            4,700
     14,230   New York City (LOC - Mizuho Corporate Bank Ltd.)            1.01(k)      10/01/2038           14,230
                                                                                                        ----------
                                                                                                            18,930
                                                                                                        ----------
              PENNSYLVANIA (0.7%)
      5,335   Bucks County Water and Sewer Auth. (INS) (LIQ)(a)           1.12(k)      12/01/2019            5,335
     12,530   Emmaus General Auth. (INS) (LIQ)                            0.97(k)      12/01/2028           12,530
                                                                                                        ----------
                                                                                                            17,865
                                                                                                        ----------
              TEXAS (2.6%)
      8,000   Harris County Health Facilities Dev. Corp.                  0.98(k)      12/01/2041            8,000
        600   Port of Port Arthur Navigation District                     1.41(k)       4/01/2040              600
      1,900   Port of Port Arthur Navigation District                     1.41(k)       4/01/2040            1,900
     21,075   Port of Port Arthur Navigation District                     1.41(k)       4/01/2040           21,075
     31,050   Port of Port Arthur Navigation District                     1.41(k)      11/01/2040           31,050
                                                                                                        ----------
                                                                                                            62,625
                                                                                                        ----------
              VIRGINIA (0.2%)
      3,700   Hanover County EDA (LOC - U.S. Bancorp)                     0.94(k)      11/01/2025            3,700
                                                                                                        ----------
              WASHINGTON (0.3%)
      7,800   Health Care Facilities Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                             1.11(k)       1/01/2035            7,800
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $274,785)                                            274,785
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $2,313,948)                                                      $2,392,165
                                                                                                        ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                               VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                    LEVEL 1                 LEVEL 2           LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                         $-              $2,078,622            $3,024             $2,081,646
Put Bonds                                       -                  16,315                 -                 16,315
Adjustable-Rate Notes                           -                  19,419                 -                 19,419
Variable-Rate Demand Notes                      -                 274,785                 -                274,785
------------------------------------------------------------------------------------------------------------------
Total                                          $-              $2,389,141            $3,024             $2,392,165
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

------------------------------------------------------------------------------------------------------------------
                                           RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                                 FIXED-RATE INSTRUMENTS
------------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2017                                                                                $3,024
Purchases                                                                                                        -
Sales                                                                                                            -
Transfers into Level 3                                                                                           -
Transfers out of Level 3                                                                                         -
Net realized gain (loss) on investments                                                                          -
Change in net unrealized appreciation/(depreciation) of investments                                              -
------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2017                                                                            $3,024
------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $5,905,000, which represented 0.2% of the Fund's net assets.

    (e) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (f)  Up to 6.05% of the coupon may be PIK.

    (g) At September 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (h) At September 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $7,220,000, of which all were when-issued securities.

    (i) At September 30, 2017, the issuer was in default with respect to interest and/or principal payments.

    (j)  Floating-rate security - interest rate is adjusted periodically.
         The interest rate disclosed represents the rate at September 30, 2017.

    (k) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

    (l)  Security was fair valued at Level 3.

    See accompanying notes to financial statements.

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,313,948)                                      $2,392,165
   Cash                                                                                                          8
   Receivables:
      Capital shares sold                                                                                      656
      USAA Asset Management Company (Note 6C)                                                                    1
      Interest                                                                                              30,755
                                                                                                        ----------
         Total assets                                                                                    2,423,585
                                                                                                        ----------
LIABILITIES
   Payables:
      Securities purchased                                                                                   7,210
      Capital shares redeemed                                                                                  944
      Dividends on capital shares                                                                            1,699
   Accrued management fees                                                                                     554
   Accrued transfer agent's fees                                                                                19
   Other accrued expenses and payables                                                                         146
                                                                                                        ----------
         Total liabilities                                                                                  10,572
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $2,413,013
                                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                      $2,391,097
   Undistributed net investment income                                                                           5
   Accumulated net realized loss on investments                                                            (56,306)
   Net unrealized appreciation of investments                                                               78,217
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $2,413,013
                                                                                                        ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,403,830/179,393
         capital shares outstanding, no par value)                                                      $    13.40
                                                                                                        ==========
      Adviser Shares (net assets of $9,183/686
         capital shares outstanding, no par value)                                                      $    13.38
                                                                                                        ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                                         $52,211
                                                                                                           -------
EXPENSES
   Management fees                                                                                           3,031
   Administration and servicing fees:
      Fund Shares                                                                                            1,788
      Adviser Shares                                                                                             7
   Transfer agent's fees:
      Fund Shares                                                                                              359
      Adviser Shares                                                                                             2
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                                            12
   Custody and accounting fees:
      Fund Shares                                                                                              141
      Adviser Shares                                                                                             1
   Postage:
      Fund Shares                                                                                               22
   Shareholder reporting fees:
      Fund Shares                                                                                               20
   Trustees' fees                                                                                               16
   Registration fees:
      Fund Shares                                                                                               24
      Adviser Shares                                                                                            12
   Professional fees                                                                                            74
   Other                                                                                                        18
                                                                                                           -------
         Total expenses                                                                                      5,527
   Expenses reimbursed:
      Adviser Shares                                                                                            (9)
                                                                                                           -------
         Net expenses                                                                                        5,518
                                                                                                           -------
NET INVESTMENT INCOME                                                                                       46,693
                                                                                                           -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                                         2,490
   Change in net unrealized appreciation/(depreciation)                                                     25,714
                                                                                                           -------
         Net realized and unrealized gain                                                                   28,204
                                                                                                           -------
   Increase in net assets resulting from operations                                                        $74,897
                                                                                                           =======

See accompanying notes to financial statements.
================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

------------------------------------------------------------------------------------------------------------------

                                                                                         9/30/2017       3/31/2017
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                                $   46,693      $   96,985
   Net realized gain on investments                                                          2,490           2,270
   Change in net unrealized appreciation/(depreciation)
      of investments                                                                        25,714         (91,048)
                                                                                        --------------------------
      Increase in net assets resulting from operations                                      74,897           8,207
                                                                                        --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                          (47,378)        (96,282)
      Adviser Shares                                                                          (177)           (444)
                                                                                        --------------------------
         Distributions to shareholders                                                     (47,555)        (96,726)
                                                                                        --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                              33,445           9,678
   Adviser Shares                                                                           (1,915)            180
                                                                                        --------------------------
      Total net increase in net assets from
         capital share transactions                                                         31,530           9,858
                                                                                        --------------------------
   Capital contribution from USAA Transfer
      Agency Company                                                                             -               2
                                                                                        --------------------------
   Net increase (decrease) in net assets                                                    58,872         (78,659)

NET ASSETS
   Beginning of period                                                                   2,354,141       2,432,800
                                                                                        --------------------------
   End of period                                                                        $2,413,013      $2,354,141
                                                                                        ==========================
Undistributed net investment income:
   End of period                                                                        $        5      $      867
                                                                                        ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Tax Exempt Long-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

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28  | USAA TAX EXEMPT LONG-TERM FUND
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   Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value

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                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

      hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

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30  | USAA TAX EXEMPT LONG-TERM FUND
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   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

   Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

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                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2017, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,210,000, of which all were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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32  | USAA TAX EXEMPT LONG-TERM FUND
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(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $8,000, which represents 3.4% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions

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                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had net capital loss carryforwards of $58,297,000, for federal income tax purposes, as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                       --------------------------------------
                                   TAX CHARACTER
                       --------------------------------------
                       (NO EXPIRATION)              BALANCE
                       ---------------            -----------
                        Short-Term                $12,289,000
                        Long-Term                  46,008,000
                                                  -----------
                        Total                     $58,297,000
                                                  ===========

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $143,669,000 and $239,062,000, respectively.

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $137,219,000 and $59,002,000, respectively, resulting in net unrealized appreciation of $78,217,000.

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34  | USAA TAX EXEMPT LONG-TERM FUND
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(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED          YEAR ENDED
                                              SEPTEMBER 30, 2017          MARCH 31, 2017
    ---------------------------------------------------------------------------------------
                                           SHARES         AMOUNT       SHARES        AMOUNT
                                           ------------------------------------------------
    FUND SHARES:
    Shares sold                             7,510      $ 100,527       16,079     $ 218,941
    Shares issued from reinvested
     dividends                              2,758         36,919        5,490        74,495
    Shares redeemed                        (7,772)      (104,001)     (21,080)     (283,758)
                                           ------------------------------------------------
    Net increase from capital
     share transactions                     2,496      $  33,445          489     $   9,678
                                           ================================================
    ADVISER SHARES:
    Shares sold                                11      $     144          152     $   2,083
    Shares issued from reinvested
     dividends                                  5             72           17           230
    Shares redeemed                          (160)        (2,131)        (159)       (2,133)
                                           ------------------------------------------------
    Net increase (decrease) from capital
     share transactions                      (144)     $  (1,915)          10     $     180
                                           ================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

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                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of funds within the Lipper General & Insured Municipal Debt Funds category.

   The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE
   RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
   (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
   -------------------------------------------------------------------
   +/- 20 to 50                                 +/- 4
   +/- 51 to 100                                +/- 5
   +/- 101 and greater                          +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $3,031,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(318,000) and $(3,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.03)% and (0.05)%, respectively.

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36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,788,000 and $7,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through July 31, 2018, to limit the total annual operating expenses of the Adviser Shares to 0.70% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to August 1, 2017, the Adviser Shares' expense limitation was 0.80% of average net assets. For the six-month period ended September 30, 2017, the Adviser Shares incurred reimbursable expenses of $9,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2017, the

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                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $359,000 and $2,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
   (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 377,000 Adviser Shares, which represents 55.0% of the Adviser Shares outstanding and 0.2% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT

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38  | USAA TAX EXEMPT LONG-TERM FUND
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and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

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                                             NOTES TO FINANCIAL STATEMENTS |  39

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(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                                  YEAR ENDED MARCH 31,
                          -----------------------------------------------------------------------------------------------
                                2017             2017             2016             2015             2014             2013
                          -----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period     $    13.25       $    13.73       $    13.78       $    13.45       $    13.91       $    13.50
                          -----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .26              .54              .58              .58              .56              .54
  Net realized and
    unrealized gain (loss)       .16             (.48)            (.05)             .32             (.46)             .41
                          -----------------------------------------------------------------------------------------------
Total from investment
  operations                     .42              .06              .53              .90              .10              .95
                          -----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.27)            (.54)            (.58)            (.57)            (.56)            (.54)
                          -----------------------------------------------------------------------------------------------
Net asset value at
  end of period           $    13.40       $    13.25       $    13.73       $    13.78       $    13.45       $    13.91
                          ===============================================================================================
Total return (%)*               3.16              .41             3.94             6.79              .83             7.11

Net assets at end
  of period (000)         $2,403,830       $2,343,165       $2,421,551       $2,386,904       $2,251,219       $2,837,758

Ratios to average
  net assets:**
  Expenses (%)(a)                .46(b)           .48              .51              .55              .54              .53
  Net investment
    income (%)                  3.90(b)          3.97             4.23             4.22             4.19             3.89
Portfolio turnover (%)             7               15                6                7                7               14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $2,378,726,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   -             (.00%)(+)        (.00%)(+)        (.00%)(+)        (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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40  | USAA TAX EXEMPT LONG-TERM FUND

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(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                 SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                -----------------------------------------------------------------------------------------
                                     2017            2017            2016            2015            2014            2013
                                -----------------------------------------------------------------------------------------
Net asset value at
  beginning of period              $13.23         $ 13.71         $ 13.76         $ 13.43          $13.91          $13.50
                                   --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .24             .49             .54             .54             .51             .49
  Net realized and
    unrealized gain (loss)            .16            (.48)           (.05)            .32            (.47)            .41
                                   --------------------------------------------------------------------------------------
Total from investment
  operations                          .40             .01             .49             .86             .04             .90
                                   --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.25)           (.49)           (.54)           (.53)           (.52)           (.49)
                                   --------------------------------------------------------------------------------------
Net asset value at
  end of period                    $13.38         $ 13.23         $ 13.71         $ 13.76          $13.43          $13.91
                                   ======================================================================================
Total return (%)*                    3.01             .07            3.65            6.52             .37            6.77
Net assets at end
  of period (000)                  $9,183         $10,976         $11,249         $10,896          $7,145          $6,809
Ratios to average net assets:**
  Expenses (%)(b)                     .77(c),(d)      .80             .80             .81(a)          .85             .85
  Expenses, excluding
    reimbursements (%)(b)             .94(c)          .87             .90             .99            1.07            1.11
  Net investment income (%)          3.60(c)         3.64            3.94            3.94            3.88            3.56
Portfolio turnover (%)                  7              15               6               7               7              14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $9,601,000.
(a) Prior to August 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.85% of the Adviser Shares' average net assets.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                        -            (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+)  Represents less than 0.01% of average net assets
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to August 1, 2017, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average net assets.

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                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, 8 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                        BEGINNING                  ENDING               DURING PERIOD*
                                       ACCOUNT VALUE           ACCOUNT VALUE            APRIL 1, 2017 -
                                       APRIL 1, 2017         SEPTEMBER 30, 2017       SEPTEMBER 30, 2017
                                       -----------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00                $1,031.60                   $2.34

Hypothetical
  (5% return before expenses)             1,000.00                 1,022.76                    2.33

ADVISER SHARES
Actual                                    1,000.00                 1,030.10                    3.92

Hypothetical
  (5% return before expenses)             1,000.00                 1,021.21                    3.90

*Expenses are equal to the annualized expense ratio of 0.46% for Fund Shares and 0.77% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.16% for Fund Shares and 3.01% for Adviser Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

44   | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, five-, and ten-year periods ended December 31, 2016, and was above the average of its performance universe and below its Lipper index for the three-year period ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2016, was in the top 35% of its performance universe for the three-year period ended December 31, 2016, and was in the top 25% of its performance universe for the five- and ten-year periods ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   39596-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                          [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND (USEXX)]

 ============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT MONEY MARKET FUND (USEXX)
         SEPTEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

   Portfolio of Investments                                                   3

   Notes to Portfolio of Investments                                         14

   Financial Statements                                                      15

   Notes to Financial Statements                                             18

EXPENSE EXAMPLE                                                              27

ADVISORY AGREEMENT                                                           29

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND HAS A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in high-quality securities, the interest of which is excludable from gross income for federal income tax purposes (referred to herein as "tax-exempt securities"), with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). Accordingly, the Fund restricts its investments to instruments that meet certain maturity and quality requirements under Rule 2a-7. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/17 o
                                (% of Net Assets)

Education ................................................................ 14.3%
General Obligation ....................................................... 12.8%
Electric Utilities ....................................................... 11.9%
Hospital .................................................................  8.1%
Community Service ........................................................  6.6%
Buildings ................................................................  5.9%
Nursing/CCRC .............................................................  4.5%
Multifamily Housing ......................................................  3.4%
Special Assessment/Tax/Fee ...............................................  3.3%
Electric/Gas Utilities ...................................................  3.3%

                           o PORTFOLIO MIX - 9/30/17 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 79.1%
FIXED-RATE INSTRUMENTS                                                     19.1%
PUT BONDS                                                                   1.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-13.

================================================================================

2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   CSD   Central School District
   EDA   Economic Development Authority
   EDC   Economic Development Corp.
   IDA   Industrial Development Authority/Agency
   IDB   Industrial Development Board
   IDC   Industrial Development Corp.
   MTA   Metropolitan Transportation Authority
   USD   Unified School District

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Barclays Bank plc, Deutsche Bank A.G., JPMorgan Chase
           & Co., or Royal Bank of Canada.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Investments Intercap Program or National Rural Utility Corp.

================================================================================

4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (79.1%)

             ALABAMA (6.6%)
$    20,000  Chatom IDB (NBGA)                                      1.06%(b)         8/01/2041    $   20,000
     10,000  Columbia IDB                                           1.08(b)         12/01/2037        10,000
      1,020  Huntsville Educational Building Auth.
               (LOC - BB&T Corp.)                                   0.98(b)         12/01/2022         1,020
     25,000  Mobile County IDA (LOC - Swedbank AB)                  0.98(b)          7/01/2040        25,000
     30,000  Mobile IDB                                             1.08(b)          6/01/2034        30,000
     32,500  Tuscaloosa County Port Auth.
               (LOC - PNC Financial Services Group)                 1.01(b)         12/01/2031        32,500
      5,190  West Jefferson IDB                                     1.08(b)          6/01/2028         5,190
                                                                                                  ----------
                                                                                                     123,710
                                                                                                  ----------
             ARKANSAS (0.3%)
      5,175  Texarkana (LOC - PNC Financial Services Group)         1.09(b)          3/01/2021         5,175
                                                                                                  ----------
             CALIFORNIA (6.0%)
      3,700  Alameda County IDA (LOC - BNP Paribas)                 1.02(b)         12/01/2040         3,700
      4,150  Alameda County IDA (LOC - Comerica Bank, N.A.)         1.05(b)         12/01/2040         4,150
      7,000  Antioch USD (LIQ) (LOC - Deutsche Bank A.G.)(a)        0.99(b)          8/01/2047         7,000
     10,000  Enterprise Dev. Auth. (LOC - Federal
               Home Loan Bank of San Francisco)(a)                  0.99(b)         12/01/2042        10,000
     14,960  Health Facilities Financing Auth. (LIQ)
               (LOC - Barclays Bank plc)(a)                         0.99(b)          3/01/2042        14,960
      4,765  Infrastructure and Economic Dev. Bank
               (LOC - Federal Home Loan Bank of San Francisco)(a)   0.96(b)         12/01/2040         4,765
      5,985  Los Angeles (LOC - U.S. Bancorp)                       0.89(b)          8/01/2035         5,985
        400  Novato (LOC - BNP Paribas)                             1.00(b)         10/01/2032           400
      3,200  Pollution Control Financing Auth.
               (LOC - BNP Paribas)                                  0.98(b)         11/01/2019         3,200
      1,435  Pollution Control Financing Auth.
               (LOC - Comerica Bank, N.A.)                          1.05(b)         12/01/2030         1,435
     11,300  Sacramento City Financing Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        1.04(b)         12/01/2033        11,300
      6,050  San Diego County (LOC - Comerica Bank, N.A.)           1.00(b)          1/01/2023         6,050
      4,805  Statewide Communities Dev. Auth. (LIQ)(a)              1.14(b)         10/01/2020         4,805
      7,845  Statewide Communities Dev. Auth.
               (LOC - Comerica Bank, N.A.)                          1.00(b)         12/01/2024         7,845
     19,725  Statewide Communities Dev. Auth.
               (LOC - Federal Home Loan Bank of Des Moines)
               (LOC - Federal Home Loan Bank of San Francisco)      0.98(b)          3/01/2057        19,725

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
$     7,110  Statewide Communities Dev. Auth.
               (LOC - Comerica Bank, N.A.)                          1.00%(b)         3/01/2057    $    7,110
                                                                                                  ----------
                                                                                                     112,430
                                                                                                  ----------
             COLORADO (0.5%)
      9,085  Sheridan County (LOC - JP Morgan Chase & Co.)          1.00(b)         12/01/2029         9,085
                                                                                                  ----------
             CONNECTICUT (0.3%)
      5,000  Health and Educational Facilities Auth.
               (LOC - Bank of America Corp.)                        0.96(b)          7/01/2030         5,000
                                                                                                  ----------
             DISTRICT OF COLUMBIA (0.4%)
      1,500  District of Columbia (LOC - Bank of America Corp.)     1.15(b)          7/01/2022         1,500
      6,300  District of Columbia (LOC - SunTrust Bank)             1.05(b)         10/01/2037         6,300
                                                                                                  ----------
                                                                                                       7,800
                                                                                                  ----------
             FLORIDA (4.7%)
      8,150  Dade County IDA                                        0.99(b)          6/01/2021         8,150
     20,200  Escambia County                                        0.99(b)          4/01/2039        20,200
     16,360  Grove Resort Community Dev. District (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        1.29(b)          4/15/2022        16,360
     20,100  Jacksonville                                           0.99(b)          5/01/2029        20,100
      2,360  Lee County IDA (LOC - Fifth Third Bank)                1.07(b)          6/01/2025         2,360
      6,700  Martin County                                          0.99(b)          7/15/2022         6,700
      6,000  St. Lucie County                                       0.99(b)          9/01/2028         6,000
      8,310  UCF Health Facilities Corp. (LOC - Fifth Third Bank)   1.04(b)          7/01/2037         8,310
                                                                                                  ----------
                                                                                                      88,180
                                                                                                  ----------
             GEORGIA (0.8%)
      1,950  Cobb County Dev. Auth. (LOC - Federal
               Home Loan Bank of Atlanta)                           0.98(b)          2/01/2030         1,950
     12,600  Roswell Housing Auth. (LOC - Northern Trust Corp.)     0.94(b)          9/01/2027        12,600
                                                                                                  ----------
                                                                                                      14,550
                                                                                                  ----------
             ILLINOIS (4.9%)
      2,880  Dev. Finance Auth. (LOC - Bank of America Corp.)       0.98(b)          9/01/2032         2,880
     16,000  Dev. Finance Auth. (LOC - Fifth Third Bank)            1.05(b)          2/01/2033        16,000
      1,570  Educational Facilities Auth. (LOC - Fifth Third Bank)  1.04(b)          7/01/2024         1,570
      3,490  Educational Facilities Auth.
               (LOC - Huntington National Bank)                     1.21(b)         10/01/2032         3,490
      5,310  Finance Auth. (LOC - Northern Trust Corp.)             1.01(b)          4/01/2033         5,310
     10,100  Finance Auth. (LOC - Huntington National Bank)         1.21(b)         10/01/2033        10,100
      8,800  Finance Auth. (LOC - Key Bank, N.A.)                   0.98(b)         11/01/2039         8,800
      9,600  Galesburg Revenue (LOC - PNC
               Financial Services Group)                            0.95(b)          3/01/2031         9,600
     11,900  Kane County (LOC - Fifth Third Bank)                   1.05(b)          2/01/2028        11,900

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
$    22,490  Metropolitan Pier & Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        1.27%(b)         6/15/2050    $   22,490
                                                                                                  ----------
                                                                                                      92,140
                                                                                                  ----------
             INDIANA (1.1%)
      5,445  Berne (LOC - Federal Home Loan
               Bank of Indianapolis)                                0.99(b)         10/01/2033         5,445
      3,505  Evansville (LOC - Fifth Third Bank)                    1.04(b)          1/01/2025         3,505
      8,585  Finance Auth. (LOC - Federal Home Loan
               Bank of Indianapolis)                                1.00(b)          7/01/2029         8,585
      1,000  Finance Auth. (LOC - Fifth Third Bank)                 1.07(b)          9/01/2031         1,000
      2,095  Finance Auth. (LOC - PNC Financial Services Group)     1.09(b)          6/01/2037         2,095
                                                                                                  ----------
                                                                                                      20,630
                                                                                                  ----------
             IOWA (5.7%)
      6,850  Chillicothe                                            0.98(b)          1/01/2023         6,850
     12,750  Council Bluffs                                         0.98(b)          1/01/2025        12,750
      9,600  Finance Auth.                                          0.97(b)          6/01/2039         9,600
     41,763  Finance Auth.                                          0.97(b)          9/01/2036        41,763
     31,300  Louisa County                                          0.97(b)         10/01/2024        31,300
      5,500  Urbandale (LOC - Wells Fargo & Co.)                    1.02(b)         11/01/2020         5,500
                                                                                                  ----------
                                                                                                     107,763
                                                                                                  ----------
             KENTUCKY (1.2%)
     11,490  Georgetown (LOC - Fifth Third Bank)                    1.04(b)         11/15/2029        11,490
      2,495  Lexington-Fayette Urban County
               (LOC - Federal Home Loan Bank of Cincinnati)         1.19(b)         12/01/2027         2,495
      8,430  Lexington-Fayette Urban County
               (LOC - Fifth Third Bank)                             1.04(b)          1/01/2033         8,430
                                                                                                  ----------
                                                                                                      22,415
                                                                                                  ----------
             LOUISIANA (1.7%)
      7,500  Environmental Facilities and Community Dev. Auth.      1.04(b)         12/01/2030         7,500
      1,485  Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)             0.98(b)          3/01/2033         1,485
      5,280  New Orleans (LOC - Capital One, N.A.)                  1.17(b)          8/01/2024         5,280
        135  Public Facilities Auth. (LOC - Capital One, N.A.)      1.21(b)          7/01/2023           135
     11,000  St. James Parish                                       1.05(b)         11/01/2040        11,000
      6,080  St. Tammany Parish Dev. District
               (LOC - Federal Home Loan Bank of Dallas)             0.98(b)          3/01/2033         6,080
                                                                                                  ----------
                                                                                                      31,480
                                                                                                  ----------
             MARYLAND (0.5%)
      9,420  Williamsport (LOC - Manufacturers
               & Traders Trust Co.)                                 0.99(b)         11/01/2037         9,420
                                                                                                  ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
             MICHIGAN (2.3%)
$       800  Finance Auth. (LOC - Fifth Third Bank)                 1.01%(b)        12/01/2032    $      800
      2,500  Finance Auth. (LOC - Fifth Third Bank)                 1.01(b)         12/01/2032         2,500
      4,500  Finance Auth. (LOC - Fifth Third Bank)                 1.01(b)         12/01/2032         4,500
     19,345  Higher Educational Facilities Auth.
               (LOC - Comerica Bank, N.A.)                          1.00(b)         11/01/2036        19,345
     10,000  Oakland County EDC (LOC - Fifth Third Bank)            1.05(b)          3/01/2029        10,000
      2,715  Strategic Fund (LOC - Fifth Third Bank)                1.05(b)          8/01/2023         2,715
        845  Strategic Fund (LOC - Fifth Third Bank)                1.05(b)         10/01/2027           845
      1,880  Strategic Fund (LOC - Fifth Third Bank)                1.07(b)          4/01/2035         1,880
                                                                                                  ----------
                                                                                                      42,585
                                                                                                  ----------
             MINNESOTA (0.3%)
      1,970  Canby Community Hospital District No.1                 1.32(b)         11/01/2026         1,970
      4,515  New Ulm (LOC - Federal Home Loan Bank of Chicago)      1.05(b)         10/01/2040         4,515
                                                                                                  ----------
                                                                                                       6,485
                                                                                                  ----------
             MISSISSIPPI (0.2%)
      4,290  Business Finance Corp. (LOC - Federal
               Home Loan Bank of Dallas)                            0.98(b)          3/01/2033         4,290
                                                                                                  ----------
             MISSOURI (1.5%)
      1,050  Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                             1.05(b)         11/01/2020         1,050
     20,000  Jackson County IDA (LOC - Commerce Bank, N.A.)         0.99(b)          7/01/2025        20,000
      6,800  St. Louis County IDA (LOC - Fifth Third Bank)          1.02(b)          9/01/2038         6,800
                                                                                                  ----------
                                                                                                      27,850
                                                                                                  ----------
             NEBRASKA (1.1%)
     10,000  Central Plains Energy Project (LIQ)
               (LOC - Royal Bank of Canada)(a)                      1.00(b)          3/01/2020        10,000
     10,000  Washington County                                      0.96(b)         12/01/2040        10,000
                                                                                                  ----------
                                                                                                      20,000
                                                                                                  ----------
             NEVADA (1.3%)
     24,150  Clark County EDA (LOC - Bank of America Corp.)         2.14(b)         12/01/2041        24,150
                                                                                                  ----------
             NEW HAMPSHIRE (2.6%)
     34,990  Business Finance
               (LOC - Landesbank Hessen-Thuringen)                  1.00(b)          9/01/2030        34,990
      6,005  Health and Education Facilities Auth.
               (LOC - Citizens Financial Group)                     1.04(b)          7/01/2038         6,005
      7,890  Health and Educational Facilities Auth.
               (LOC - Citizens Financial Group)                     1.13(b)         10/01/2030         7,890
                                                                                                  ----------
                                                                                                      48,885
                                                                                                  ----------

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
             NEW JERSEY (1.2%)
$     3,210  EDA (LOC - Bank of America Corp.)                      0.93%(b)        11/01/2027    $    3,210
     20,000  State (LIQ) (LOC - Royal Bank of Canada)(a)            0.97(b)          6/28/2018        20,000
                                                                                                  ----------
                                                                                                      23,210
                                                                                                  ----------
             NEW MEXICO (0.3%)
      5,000  Hospital Equipment Loan Council
               (LOC - Fifth Third Bank)                             1.07(b)          7/01/2025         5,000
                                                                                                  ----------
             NEW YORK (10.7%)
      3,850  Albany IDA (LOC - Citizens Financial Group)            1.00(b)          5/01/2035         3,850
      1,310  Albany IDA (LOC - Citizens Financial Group)            1.00(b)          5/01/2035         1,310
      2,350  Albany IDA (LOC - Key Bank, N.A.)                      0.99(b)          7/01/2035         2,350
     15,045  Amherst IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.99(b)         10/01/2031        15,045
      5,995  Build NYC Resource Corp.
               (LOC - Toronto-Dominion Bank)                        1.04(b)         12/01/2045         5,995
      2,085  Chautauqua County IDA
               (LOC - Citizens Financial Group)                     1.04(b)          8/01/2027         2,085
     32,510  Dormitory Auth. (LOC - Citizens Financial Group)       1.09(b)          6/01/2038        32,510
        740  Erie County IDA (LOC - Key Bank, N.A.)                 1.02(b)          6/01/2022           740
      1,140  Erie County IDA (LOC - Key Bank, N.A.)                 1.02(b)          6/01/2022         1,140
      3,420  Guilderland IDA (LOC - Key Bank, N.A.)                 1.02(b)          7/01/2032         3,420
     22,400  Hudson Yards Infrastructure Corp. (LIQ)
               (LOC - Royal Bank of Canada)(a)                      0.99(b)          2/15/2019        22,400
     15,000  Liberty Dev. Corp. (LIQ)
               (LOC - Royal Bank of Canada)(a)                      0.99(b)         11/15/2019        15,000
      2,420  Monroe County IDA
               (LOC - Manufacturers & Traders Trust Co.)            0.99(b)         12/01/2034         2,420
      4,760  MTA (LOC - BNP Paribas)                                0.97(b)         11/15/2045         4,760
      7,500  New York City
               (LOC - Manufacturers & Traders Trust Co.)            1.06(b)         12/01/2040         7,500
        740  New York City IDA (LOC - Toronto-Dominion Bank)        1.04(b)         12/01/2027           740
      3,135  New York City IDA (LOC - JP Morgan Chase & Co.)        1.04(b)         12/01/2034         3,135
     27,595  New York City IDA (LOC - Key Bank, N.A.)               0.99(b)          7/01/2038        27,595
        660  Niagara County IDA (LOC - Key Bank, N.A.)              1.02(b)          9/01/2021           660
      4,060  Oneida County IDA (LOC - Citizens Financial Group)     0.97(b)          7/01/2037         4,060
      6,650  Onondaga County IDA
               (LOC - Manufacturers & Traders Trust Co.)            0.99(b)         12/01/2031         6,650
      9,000  Ontario County IDA (LOC - Key Bank, N.A.)              0.97(b)          7/01/2030         9,000
     10,045  Ramapo Housing Auth.
               (LOC - Manufacturers & Traders Trust Co.)            1.04(b)         12/01/2029        10,045
      1,745  Seneca County IDA (LOC - Key Bank, N.A.)               1.02(b)          4/01/2020         1,745
      2,055  St. Lawrence County (LOC - Citizens Financial Group)   1.09(b)          7/01/2037         2,055
      3,385  Syracuse IDA (LOC - Key Bank, N.A.)                    1.02(b)          1/01/2033         3,385

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
$    11,675  Tompkins County IDA
               (LOC - Bank of America Corp.)                        1.06%(b)         2/01/2037    $   11,675
                                                                                                  ----------
                                                                                                     201,270
                                                                                                  ----------
             OHIO (2.0%)
      2,525  Akron Metropolitan Housing Auth.
               (LOC - Huntington National Bank)                     1.11(b)          4/01/2018         2,525
      2,500  Cincinnati and Hamilton County
               (LOC - Fifth Third Bank)                             1.02(b)          9/01/2025         2,500
      3,900  Hamilton County (LOC - Fifth Third Bank)               1.04(b)         12/01/2024         3,900
     10,500  Hamilton County (LOC - Fifth Third Bank)               1.05(b)         12/01/2026        10,500
      1,240  Highland County (LOC - Fifth Third Bank)               1.07(b)          8/01/2024         1,240
      2,695  Loraine Port Auth. (LOC - Key Bank, N.A.)              1.09(b)          7/01/2028         2,695
      1,965  Pike County Health Care Facilities
               (LOC - Bank of America Corp.)                        0.99(b)         11/01/2033         1,965
     10,945  Pike County Health Care Facilities
               (LOC - Bank of America Corp.)                        0.99(b)         11/01/2033        10,945
      1,345  Wayne County (LOC - Fifth Third Bank)                  1.09(b)          9/01/2021         1,345
                                                                                                  ----------
                                                                                                      37,615
                                                                                                  ----------
             OKLAHOMA (3.7%)
      6,230  Edmond EDA (LOC - Bank of Oklahoma, N.A.)              1.09(b)          6/01/2031         6,230
     28,700  Garfield County Industrial Auth.                       0.94(b)          1/01/2025        28,700
     26,000  Muskogee Industrial Trust                              0.98(b)          6/01/2027        26,000
      8,165  Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)  1.09(b)         11/01/2026         8,165
                                                                                                  ----------
                                                                                                      69,095
                                                                                                  ----------
             PENNSYLVANIA (0.3%)
      5,250  Chartiers Valley Industrial and Commercial Dev. Auth.  1.47(b)         11/15/2017         5,250
                                                                                                  ----------
             RHODE ISLAND (0.6%)
      4,120  EDC (LOC - Citizens Financial Group)                   1.21(b)          3/01/2038         4,120
      6,890  Health and Educational Building Corp.
               (LOC - Citizens Financial Group)                     0.97(b)          6/01/2035         6,890
                                                                                                  ----------
                                                                                                      11,010
                                                                                                  ----------
             SOUTH DAKOTA (0.7%)
      5,975  Health and Educational Facilities Auth.                1.32(b)         11/01/2020         5,975
      2,475  Health and Educational Facilities Auth.                1.32(b)         11/01/2025         2,475
      5,105  Health and Educational Facilities Auth.                1.32(b)         11/01/2027         5,105
                                                                                                  ----------
                                                                                                      13,555
                                                                                                  ----------
             TENNESSEE (1.6%)
     15,000  Chattanooga Health, Educational and Housing Facilities
               Board (LIQ) (LOC - Deutsche Bank A.G.)(a)            1.12(b)          1/01/2045        15,000
      4,530  Memphis-Shelby County IDB (LOC - SunTrust Bank)        1.05(b)          1/01/2028         4,530

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
$    10,245  Metropolitan Government of Nashville and Davidson
             County (LOC - Fifth Third Bank)                        1.04%(b)        12/01/2024    $   10,245
                                                                                                  ----------
                                                                                                      29,775
                                                                                                  ----------
             TEXAS (6.8%)
     32,200  Atascosa County IDC (NBGA)                             0.98(b)          6/30/2020        32,200
      7,200  Brazos Harbor IDC                                      1.04(b)          7/01/2022         7,200
     23,700  Brooks Dev. Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        1.29(b)          8/15/2052        23,700
     16,000  Port Arthur                                            1.00(b)         12/01/2040        16,000
     25,000  Port Arthur                                            1.00(b)          6/01/2041        25,000
     11,800  Port of Port Arthur Navigation District                1.41(b)          4/01/2040        11,800
     11,000  Port of Port Arthur Navigation District                1.41(b)         11/01/2040        11,000
                                                                                                  ----------
                                                                                                     126,900
                                                                                                  ----------
             VIRGINIA (2.9%)
      9,500  Albemarle County IDA (LOC - SunTrust Bank)             1.05(b)         10/01/2037         9,500
      1,355  Alexandria IDA (LOC - Bank of America Corp.)           1.06(b)          7/01/2026         1,355
      2,800  College Building Auth. (LIQ)(a)                        0.96(b)          2/01/2021         2,800
      1,400  Fairfax County EDA (LOC - SunTrust Bank)               1.05(b)          6/01/2037         1,400
      3,665  Fairfax County IDA                                     0.99(b)          5/15/2042         3,665
      2,190  Fauquier County IDA
               (LOC - PNC Financial Services Group)                 0.96(b)          4/01/2038         2,190
      1,700  Hanover County EDA
               (LOC - Bank of New York Mellon Corp.)                0.91(b)         11/01/2025         1,700
      7,000  Loudoun County IDA (LOC - Northern Trust Corp.)        0.95(b)          6/01/2034         7,000
      4,770  Norfolk Redevelopment and Housing Auth.
               (LOC - Bank of America Corp.)                        1.05(b)          7/01/2034         4,770
      2,640  Roanoke County EDA (LOC - BB&T Corp.)                  1.03(b)         10/01/2028         2,640
      5,190  Small Business Financing Auth.
               (LOC - Bank of America Corp.)                        0.95(b)          7/01/2030         5,190
      6,775  Transportation Board (LIQ)(a)                          0.97(b)          5/15/2020         6,775
      5,915  Univ. of Virginia (LIQ)(a)                             0.96(b)         12/01/2017         5,915
                                                                                                  ----------
                                                                                                      54,900
                                                                                                  ----------
             WASHINGTON (1.8%)
     23,685  Health Care Facilities Auth. (LOC - Barclays Bank plc) 0.92(b)          8/15/2041        23,685
      9,905  Higher Education Facilities Auth.                      0.99(b)         10/01/2031         9,905
                                                                                                  ----------
                                                                                                      33,590
                                                                                                  ----------
             WEST VIRGINIA (1.9%)
     26,545  Hospital Finance Auth. (LOC - Fifth Third Bank)        1.01(b)         10/01/2033        26,545
      9,630  Marshall County                                        0.95(b)          3/01/2026         9,630
                                                                                                  ----------
                                                                                                      36,175
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
             WISCONSIN (0.0%)
$       540  Health and Educational Facilities Auth.
               (LOC - JP Morgan Chase & Co.)                        0.99%(b)         5/01/2026    $      540
                                                                                                  ----------
             WYOMING (0.6%)
     12,000  Gillette                                               1.03(b)          1/01/2018        12,000
                                                                                                  ----------
             Total Variable-Rate Demand Notes (cost: $1,483,908)                                   1,483,908
                                                                                                  ----------
             PUT BONDS (1.3%)

             MONTANA (1.3%)
      5,000  Board of Investments (NBGA)                            1.20             3/01/2025         5,000
     10,100  Board of Investments (NBGA)                            1.20             3/01/2028        10,100
     10,000  Board of Investments (NBGA)                            1.20             3/01/2029        10,000
                                                                                                  ----------
                                                                                                      25,100
                                                                                                  ----------
             Total Put Bonds (cost: $25,100)                                                          25,100
                                                                                                  ----------
             FIXED-RATE INSTRUMENTS (19.1%)

             CALIFORNIA (3.4%)
     26,900  San Diego County Water Auth.                           0.87            10/04/2017        26,900
     17,000  San Diego County Water Auth.                           0.83            11/06/2017        17,000
     20,000  Statewide Communities Dev. Auth.                       0.94            10/17/2017        20,000
                                                                                                  ----------
                                                                                                      63,900
                                                                                                  ----------
             CONNECTICUT (0.3%)
      5,300  New Haven                                              2.50             5/15/2018         5,337
                                                                                                  ----------
             MARYLAND (0.8%)
     15,000  Health & Higher Educational Facilities Auth.           0.87            11/02/2017        15,000
                                                                                                  ----------
             NEW YORK (8.4%)
      8,146  Adirondack CSD                                         2.00             7/19/2018         8,194
     13,759  Bath CSD                                               2.00             6/22/2018        13,838
      1,405  Berlin CSD                                             2.00             6/27/2018         1,412
      9,411  Cambridge CSD                                          2.00             6/29/2018         9,461
     10,500  Chenango Valley CSD                                    2.00             6/29/2018        10,559
      6,000  Cortland CSD                                           2.00             6/22/2018         6,031
     11,889  Dunkirk CSD                                            2.00             6/27/2018        11,951
      7,830  East Bloomfield CSD                                    2.00             7/06/2018         7,873
     10,000  Geneva CSD                                             2.00             7/13/2018        10,056
      9,990  Herkimer CSD                                           2.00             6/29/2018        10,041
     10,060  Mechanicville CSD                                      2.00             6/22/2018        10,121
      4,469  Moravia CSD                                            2.00             6/29/2018         4,492
      4,040  Mount Markham CSD                                      2.00             6/28/2018         4,062
      6,000  Newark Valley CSD                                      2.00             6/29/2018         6,030
      4,255  Pavilion CSD                                           2.00             6/22/2018         4,279

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON             FINAL            VALUE
(000)        SECURITY                                               RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------
$    10,000  Salmon River CSD                                       2.00%            6/29/2018    $   10,048
      6,000  Spencerport CSD                                        2.00             6/28/2018         6,033
      4,000  Troy CSD                                               2.00             6/13/2018         4,020
     10,719  Union Endicott CSD                                     2.00             6/29/2018        10,784
      8,209  Wallkill CSD                                           2.50             6/29/2018         8,286
                                                                                                  ----------
                                                                                                     157,571
                                                                                                  ----------
             TEXAS (5.7%)
      9,650  Dallas                                                 0.98            10/12/2017         9,650
      5,000  Dallas Area Rapid Transit                              0.90            10/05/2017         5,000
     10,000  Dallas Area Rapid Transit                              0.90            11/08/2017        10,000
     22,500  Dallas Area Rapid Transit                              0.92            12/04/2017        22,500
      5,000  Houston                                                0.91            10/04/2017         5,000
     15,000  Houston                                                0.88            10/12/2017        15,000
     10,000  Houston (LOC - Citigroup, Inc.)                        0.95            10/17/2017        10,000
     15,000  Houston                                                0.88            10/24/2017        15,000
     10,000  Houston                                                0.94            10/24/2017        10,000
      5,100  Houston                                                0.94            10/24/2017         5,100
                                                                                                  ----------
                                                                                                     107,250
                                                                                                  ----------
             VIRGINIA (0.5%)
      9,835  Stafford County & Staunton IDA
               (LOC - Bank of America Corp.)                        0.84            10/12/2017         9,835
                                                                                                  ----------
             Total Fixed-Rate Instruments (cost: $358,893)                                           358,893
                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $1,867,901)                                                 $1,867,901
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2      LEVEL 3              TOTAL
------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                            $-          $1,483,908           $-         $1,483,908
Put Bonds                                              -              25,100            -             25,100
Fixed-Rate Instruments                                 -             358,893            -            358,893
------------------------------------------------------------------------------------------------------------
Total                                                 $-          $1,867,901           $-         $1,867,901
------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1A to the financial statements.

   The cost of securities at September 30, 2017, for federal income tax purposes, was $1,867,901,000.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (b) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

See accompanying notes to financial statements.

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)      $1,867,901
  Cash                                                                             332
  Receivables:
      Capital shares sold                                                       10,924
      Interest                                                                   2,456
      Securities sold                                                                7
                                                                            ----------
          Total assets                                                       1,881,620
                                                                            ----------
LIABILITIES
  Payables:
      Capital shares redeemed                                                    4,562
      Dividends on capital shares                                                   24
  Accrued management fees                                                          435
  Other accrued expenses and payables                                              204
                                                                            ----------
          Total liabilities                                                      5,225
                                                                            ----------
              Net assets applicable to capital shares outstanding           $1,876,395
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $1,876,399
  Undistributed net investment income                                                5
  Accumulated net realized loss on investments                                      (9)
                                                                            ----------
              Net assets applicable to capital shares outstanding           $1,876,395
                                                                            ==========
  Capital shares outstanding, no par value                                   1,876,391
                                                                            ==========
  Net asset value, redemption price, and offering price per share           $     1.00
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                              $ 9,144
                                                                               -------
EXPENSES
  Management fees                                                                2,720
  Administration and servicing fees                                                971
  Transfer agent's fees                                                          1,457
  Custody and accounting fees                                                      133
  Postage                                                                           93
  Shareholder reporting fees                                                        28
  Trustees' fees                                                                    16
  Registration fees                                                                 33
  Professional fees                                                                 73
  Other                                                                             21
                                                                               -------
      Total expenses                                                             5,545
                                                                               -------
NET INVESTMENT INCOME                                                            3,599
                                                                               -------
NET REALIZED LOSS ON INVESTMENTS
  Net realized loss                                                                 (9)
                                                                               -------
  Increase in net assets resulting from operations                             $ 3,590
                                                                               =======

See accompanying notes to financial statements.

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

----------------------------------------------------------------------------------------
                                                                 9/30/2017     3/31/2017
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $    3,599   $     2,573
   Net realized gain (loss) on investments                              (9)        2,545
                                                                ------------------------
      Increase in net assets resulting from operations               3,590         5,118
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (3,594)       (2,573)
   Net realized gains                                                    -        (2,564)
                                                                ------------------------
      Distributions to shareholders                                 (3,594)       (5,137)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       605,014     2,295,385
   Reinvested dividends                                              3,584         5,083
   Cost of shares redeemed                                        (739,290)   (2,927,812)
                                                                ------------------------
      Decrease in net assets from capital share transactions      (130,692)     (627,344)
                                                                ------------------------
   Net decrease in net assets                                     (130,696)     (627,363)

NET ASSETS
   Beginning of period                                           2,007,091     2,634,454
                                                                ------------------------
   End of period                                                $1,876,395   $ 2,007,091
                                                                ========================
Undistributed net investment income:
   End of period                                                $        5   $         -
                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     605,014     2,295,385
   Shares issued for dividends reinvested                            3,584         5,083
   Shares redeemed                                                (739,290)   (2,927,812)
                                                                ------------------------
      Decrease in shares outstanding                              (130,692)     (627,344)
                                                                ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Tax Exempt Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $8,000, which represents 3.4% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $2,720,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $971,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $24,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets for the fiscal year. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    period ended September 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,457,000.

D. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. Effective August 1, 2017, the Manager terminated this agreement. For the six-month period ended September 30, 2017, the Fund did not incur any reimbursable expenses.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                              ------------------------------------------------------------------------------------------
                                    2017              2017           2016            2015            2014           2013
                              ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $     1.00        $     1.00     $     1.00      $     1.00      $     1.00     $     1.00
                              ------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)           .00               .00            .00             .00             .00            .00
  Net realized and
    unrealized gain(a)               .00               .00            .00             .00             .00            .00
                              ------------------------------------------------------------------------------------------
Total from investment
  operations(a)                      .00               .00            .00             .00             .00            .00
                              ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(a)          (.00)             (.00)          (.00)           (.00)           (.00)          (.00)
  Realized capital gains               -              (.00)(a)       (.00)(a)        (.00)(a)        (.00)(a)       (.00)(a)
                              ------------------------------------------------------------------------------------------
Total distributions(a)              (.00)             (.00)          (.00)           (.00)           (.00)          (.00)
                              ------------------------------------------------------------------------------------------
Net asset value at
  end of period               $     1.00        $     1.00     $     1.00      $     1.00      $     1.00     $     1.00
                              ==========================================================================================
Total return (%)*                    .19(b)            .23            .02             .01             .02            .01
Net assets at
  end of period (000)         $1,876,395        $2,007,091     $2,634,454      $2,676,708      $2,747,771     $2,683,358
Ratios to average
  net assets:**
  Expenses (%)(c)                   0.57(b),(d)        .54            .17             .15             .21            .34
  Expenses, excluding
    reimbursements (%)(c)           0.57(d)            .58            .58             .58             .56            .56
Net investment income (%)           0.37(d)            .11            .01             .01             .01            .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $1,936,383,000.
(a) Represents less than $0.01 per share.
(b) Prior to August 1, 2017, the Manager had voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the
    Fund's expenses and attempt to prevent a negative yield.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       -              (.00%)(+)      (.00%)(+)       (.00%)(+)       (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING             ENDING            DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE         APRIL 1, 2017 -
                                  APRIL 1, 2017     SEPTEMBER 30, 2017    SEPTEMBER 30, 2017
                                  ----------------------------------------------------------
Actual                              $1,000.00           $1,001.90               $2.86

Hypothetical
  (5% return before expenses)        1,000.00            1,022.21                2.89

*Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 0.19% for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers or reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed a significant portion of Fund expenses during the previous year.

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2016, was in the top 50% of its performance universe for the three-year period ended December 31, 2016, was in the top 45% of its performance universe for the five-year period ended December 31, 2016, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   39598-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT SHORT-TERM FUND
         FUND SHARES (USSTX) o ADVISER SHARES (UTESX)
         SEPTEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

   Portfolio of Investments                                                   4

   Notes to Portfolio of Investments                                         18

   Financial Statements                                                      20

   Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                              37

ADVISORY AGREEMENT                                                           39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is excludable from gross income for federal income tax purposes (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/17 o
                                (% of Net Assets)

General Obligation ......................................................  21.9%
Hospital ................................................................  17.0%
Electric Utilities ......................................................  13.4%
Appropriated Debt .......................................................   7.2%
Education ...............................................................   6.8%
Special Assessment/Tax/Fee ..............................................   6.4%
Toll Roads ..............................................................   5.1%
Environmental & Facilities Services .....................................   2.5%
Oil & Gas Refining & Marketing ..........................................   2.2%
Nursing/CCRC ............................................................   1.9%

You will find a complete list of securities that the Fund owns on pages 4-17.

================================================================================

2  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/17 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         1.3%
AA                                                                         30.9%
A                                                                          40.7%
BBB                                                                        22.1%
BELOW INVESTMENT-GRADE                                                      1.5%
UNRATED                                                                     3.5%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   CSD      Central School District
   EDA      Economic Development Authority
   EDC      Economic Development Corp.
   ETM      Escrowed to final maturity
   IDA      Industrial Development Authority/Agency

================================================================================

4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   LIBOR    London Interbank Offered Rate
   ISD      Independent School District
   MTA      Metropolitan Transportation Authority
   MUNIPSA  Securities Industry and Financial Markets Association
            (SIFMA) Municipal Swap Index
   USD      U.S. Dollar

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America Corp., Barclays Bank plc, Citigroup, Inc., Deutsche Bank A.G., JPMorgan Chase & Co., or Wells Fargo & Co.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Georgia-Pacific LLC or Texas Permanent School Fund.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (40.8%)

             ARIZONA (0.1%)
 $   1,000   Yavapai County IDA                                     5.00%            8/01/2019    $    1,062
     1,105   Yavapai County IDA                                     5.00             8/01/2020         1,206
                                                                                                  ----------
                                                                                                       2,268
                                                                                                  ----------
             CALIFORNIA (1.7%)
       500   Anaheim Public Financing Auth.                         5.00             5/01/2022           579
       250   Anaheim Public Financing Auth.                         5.00             5/01/2024           299
     1,125   Irvine                                                 5.00             9/02/2021         1,265
       500   Los Angeles County                                     5.00             3/01/2021           563
     1,000   Los Angeles County                                     5.00             9/01/2021         1,141
     2,000   Public Works Board                                     5.00             4/01/2019         2,120
     2,700   Public Works Board                                     5.00            11/01/2019         2,922
     1,000   Public Works Board                                     5.00             4/01/2020         1,097
     1,500   Public Works Board                                     5.00             4/01/2021         1,696
    15,000   State                                                  5.00            10/01/2017        15,004
                                                                                                  ----------
                                                                                                      26,686
                                                                                                  ----------
             COLORADO (0.1%)
     1,250   Health Facilities Auth.                                4.00            12/01/2019         1,310
                                                                                                  ----------
             CONNECTICUT (0.2%)
     2,235   West Haven (INS)                                       5.00             8/01/2020         2,434
                                                                                                  ----------
             FLORIDA (2.6%)
     4,500   Gulf Breeze                                            3.10            12/01/2020         4,722
     1,385   Higher Educational Facilities Financing Auth.          5.00             4/01/2021         1,548
     1,000   Jacksonville                                           5.00            10/01/2019         1,077
     4,580   Jacksonville                                           5.00            10/01/2020         5,078
       595   Lee County IDA                                         3.75            10/01/2017           595
     3,165   Lee County IDA                                         4.75            10/01/2022         3,342
     1,775   Miami Beach Health Facilities Auth.                    5.00            11/15/2019         1,897
     1,250   Miami Beach Health Facilities Auth.                    5.00            11/15/2020         1,371
     7,500   Miami-Dade County IDA                                  3.75            12/01/2018         7,728
     2,820   Pinellas County Educational Facilities Auth.           4.00            10/01/2020         2,964
     1,325   Southeast Overtown / Park West Community
              Redevelopment Agency(a)                               5.00             3/01/2020         1,413
     1,000   Southeast Overtown / Park West Community
              Redevelopment Agency(a)                               5.00             3/01/2023         1,115
     8,975   Sunshine State Governmental Financing Commission       5.00             9/01/2018         9,300
                                                                                                  ----------
                                                                                                      42,150
                                                                                                  ----------

================================================================================

6  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             GEORGIA (0.6%)
 $   3,415   Private Colleges and Univ. Auth.                       5.00%           10/01/2018    $    3,526
     1,265   Private Colleges and Univ. Auth.                       5.00            10/01/2019         1,344
     1,255   Private Colleges and Univ. Auth.                       5.00            10/01/2019         1,333
     3,770   Private Colleges and Univ. Auth.                       5.00            10/01/2020         4,101
                                                                                                  ----------
                                                                                                      10,304
                                                                                                  ----------
             GUAM (0.5%)
     1,500   Government                                             5.00            12/01/2023         1,716
     2,000   Government                                             5.00            12/01/2024         2,311
       860   Government Waterworks Auth.                            5.00             7/01/2020           927
     1,000   Power Auth. (INS)                                      5.00            10/01/2019         1,069
     1,500   Power Auth. (INS)                                      5.00            10/01/2020         1,647
                                                                                                  ----------
                                                                                                       7,670
                                                                                                  ----------
             IDAHO (0.3%)
     5,000   Nez Perce County                                       2.75            10/01/2024         4,849
                                                                                                  ----------
             ILLINOIS (5.3%)
    20,000   Chicago (INS)                                          3.18(b)          1/01/2018        19,885
     1,720   Chicago Transit Auth.                                  5.00             6/01/2025         2,015
     1,000   Chicago Transit Auth.                                  5.00             6/01/2026         1,178
     4,000   Chicago Water                                          5.00            11/01/2025         4,696
     2,000   Chicago Water                                          5.00            11/01/2025         2,348
     2,500   Chicago Water                                          4.00            11/01/2026         2,734
     1,000   Chicago Water                                          5.00            11/01/2026         1,180
     1,000   Finance Auth.                                          5.00             7/01/2018         1,027
     2,410   Finance Auth.                                          5.00             8/15/2018         2,489
    14,360   Finance Auth.                                          5.00             2/15/2019        14,574
     1,000   Finance Auth.                                          5.00             7/01/2019         1,060
     1,420   Finance Auth.                                          5.00             7/01/2020         1,547
    10,000   Finance Auth.                                          4.00             2/15/2025        10,950
     6,500   Railsplitter Tobacco Settlement Auth.                  5.00             6/01/2018         6,667
     4,160   Railsplitter Tobacco Settlement Auth.                  5.25             6/01/2020         4,580
     1,090   Railsplitter Tobacco Settlement Auth.                  5.25             6/01/2021         1,235
     1,735   Rosemont (INS)                                         5.00            12/01/2022         1,963
     1,825   Rosemont (INS)                                         5.00            12/01/2023         2,086
     1,915   Rosemont (INS)                                         5.00            12/01/2024         2,206
                                                                                                  ----------
                                                                                                      84,420
                                                                                                  ----------
             INDIANA (0.3%)
     5,000   Finance Auth.                                          2.95            10/01/2022         5,277
                                                                                                  ----------
             KANSAS (0.1%)
     2,055   Wichita                                                3.00             9/01/2023         2,073
                                                                                                  ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             LOUISIANA (0.4%)
 $   5,000   Tobacco Settlement Financing Corp.                     5.00%            5/15/2022    $    5,669
                                                                                                  ----------
             MASSACHUSETTS (0.4%)
     1,065   Dev. Finance Agency                                    5.00             1/01/2018         1,075
     1,395   Dev. Finance Agency                                    5.00             1/01/2019         1,456
     1,250   Dev. Finance Agency                                    5.00             7/01/2025         1,488
     1,500   Dev. Finance Agency                                    5.00             7/01/2026         1,795
                                                                                                  ----------
                                                                                                       5,814
                                                                                                  ----------
             MICHIGAN (0.3%)
     2,165   Grand Traverse County Hospital Finance Auth.(c)        5.00             7/01/2018         2,227
     2,625   Grand Traverse County Hospital Finance Auth.(c)        5.00             7/01/2019         2,793
                                                                                                  ----------
                                                                                                       5,020
                                                                                                  ----------
             MINNESOTA (0.2%)
     1,250   St. Paul Housing and Redevelopment Auth. (ETM)         5.00            11/15/2020         1,396
     1,575   St. Paul Housing and Redevelopment Auth. (ETM)         5.00            11/15/2021         1,807
                                                                                                  ----------
                                                                                                       3,203
                                                                                                  ----------
             MISSISSIPPI (0.7%)
    10,000   Hospital Equipment and Facilities Auth.                5.00             9/01/2024        11,626
                                                                                                  ----------
             MISSOURI (0.3%)
     5,000   Sikeston Electric System Revenue (INS)                 5.00             6/01/2020         5,447
                                                                                                  ----------
             MONTANA (0.4%)
     6,000   Forsyth                                                2.00             8/01/2023         5,946
                                                                                                  ----------
             NEW JERSEY (10.7%)
     1,000   Casino Reinvestment Dev. Auth. (INS)                   5.00            11/01/2024         1,150
     7,300   EDA (ETM)                                              5.25             9/01/2019         7,888
     2,700   EDA                                                    5.25             9/01/2019         2,871
     5,000   EDA                                                    5.00             6/15/2020         5,387
     7,000   EDA                                                    5.00             6/15/2021         7,698
    20,000   EDA                                                    5.00             6/15/2022        22,186
     7,000   EDA                                                    5.00             6/15/2023         7,831
     4,735   Educational Facilities Auth.                           5.00             9/01/2022         5,268
     4,000   Educational Facilities Auth.                           5.00             9/01/2023         4,485
     4,730   Educational Facilities Auth.                           4.00             9/01/2024         5,021
     2,000   Health Care Facilities Financing Auth.                 5.00             7/01/2018         2,059
     2,000   Health Care Facilities Financing Auth.                 5.00             7/01/2019         2,132
     2,000   Health Care Facilities Financing Auth.                 5.00             7/01/2020         2,200
    15,000   Kearny Board of Education                              2.00            10/06/2017        15,002
    15,000   Kearny Board of Education(d)                           2.25            10/05/2018        15,123
    13,546   Linden                                                 2.25            12/13/2017        13,578
     5,057   Little Falls Township                                  2.50            12/15/2017         5,071
     8,961   Orange Township                                        2.50            12/12/2017         8,983

================================================================================

8  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
 $   3,455   Roselle                                                2.50%           12/12/2017    $    3,464
       400   State Building Auth. (ETM)                             3.00             6/15/2023           431
       600   State Building Auth.                                   3.00             6/15/2023           602
     1,595   State Building Auth. (ETM)                             5.00             6/15/2024         1,932
     2,405   State Building Auth.                                   5.00             6/15/2024         2,710
     5,000   Transportation Trust Fund Auth. (INS)                  5.25            12/15/2020         5,525
     3,160   Transportation Trust Fund Auth. (INS)                  5.50            12/15/2020         3,503
     1,500   Transportation Trust Fund Auth.                        5.00             6/15/2022         1,665
     3,835   Transportation Trust Fund Auth.                        5.00             6/15/2023         4,294
     5,095   Transportation Trust Fund Auth.                        5.00             6/15/2024         5,748
     8,380   Union City                                             2.50             3/26/2018         8,412
                                                                                                  ----------
                                                                                                     172,219
                                                                                                  ----------
             NEW YORK (7.9%)
     1,200   Dormitory Auth(a)                                      5.00            12/01/2024         1,367
     1,200   Dormitory Auth(a)                                      5.00            12/01/2025         1,374
     8,000   East Ramapo CSD                                        1.50            10/27/2017         8,001
     4,000   Elmira City                                            3.00             5/25/2018         4,021
     7,600   Lackawanna City School District                        1.50            11/15/2017         7,603
    10,000   Long Beach                                             2.00             2/15/2018        10,027
     5,170   Monroe County                                          5.00             6/01/2020         5,656
     7,500   Nassau Health Care Corp.                               2.75             1/16/2018         7,520
     7,140   Newburgh                                               2.00             8/03/2018         7,174
    10,000   Oyster Bay                                             3.50             6/01/2018        10,105
    12,000   Oyster Bay                                             4.00             6/01/2018        12,106
     1,200   Poughkeepsie                                           4.00             5/04/2018         1,207
     1,410   Rockland County                                        3.50            10/01/2017         1,410
       550   Rockland County                                        5.00            12/15/2017           554
     8,000   Rockland County                                        2.50             3/22/2018         8,043
     1,475   Rockland County                                        3.50            10/01/2018         1,504
       550   Rockland County                                        5.00            12/15/2018           573
     1,520   Rockland County                                        3.50            10/01/2019         1,576
     1,575   Rockland County                                        3.50            10/01/2020         1,652
     2,500   Rockland County (INS)                                  5.00             3/01/2023         2,892
     1,600   Rockland County (INS)                                  5.00             3/01/2024         1,879
     2,500   Suffolk County EDC                                     5.00             7/01/2019         2,660
     2,640   Suffolk County EDC                                     5.00             7/01/2020         2,894
    14,347   Troy                                                   2.00             2/09/2018        14,378
     3,930   Yonkers(c)                                             5.00            10/01/2017         3,931
     7,310   Yonkers(c) (ETM)                                       5.00            10/01/2018         7,613
                                                                                                  ----------
                                                                                                     127,720
                                                                                                  ----------
             NORTH CAROLINA (0.3%)
     3,855   Medical Care Commission                                5.00            7/01/2018          3,967
                                                                                                  ----------

================================================================================
                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             OHIO (0.6%)
 $   1,875   Hancock County                                         4.25%           12/01/2017    $    1,885
     1,000   Higher Educational Facility                            5.00             5/01/2021         1,110
       500   Higher Educational Facility                            5.00             5/01/2022           565
       550   Higher Educational Facility                            5.00             5/01/2023           630
     1,000   Higher Educational Facility                            5.00             5/01/2024         1,160
     1,150   Southeastern Ohio Port Auth.                           5.00            12/01/2021         1,240
     1,000   Southeastern Ohio Port Auth.                           5.00            12/01/2025         1,076
     1,800   Water Dev. Auth.                                       1.55             7/01/2021         1,793
                                                                                                  ----------
                                                                                                       9,459
                                                                                                  ----------
             PENNSYLVANIA (2.5%)
     1,000   Bethlehem Auth. (INS)                                  5.00            11/15/2020         1,109
       905   Chester County IDA                                     3.75            10/01/2024           937
     7,975   Coatesville School District                            3.46(b)          8/15/2018         7,860
     1,165   Coatesville School District                            3.86(b)          8/15/2019         1,119
     5,305   Coatesville School District                            4.13(b)          8/15/2020         4,967
     1,000   Coatesville School District (INS)                      5.00             8/01/2024         1,187
       800   Coatesville School District (INS)                      5.00             8/01/2025           960
     1,980   Cumberland County Municipal Auth.                      3.25            12/01/2022         2,016
     1,155   Delaware County Auth.                                  5.00            10/01/2017         1,155
     1,195   Delaware County Auth.                                  5.00            10/01/2018         1,236
       600   Higher Educational Facilities Auth.                    5.00             7/15/2020           646
     1,090   Higher Educational Facilities Auth.                    5.00             7/15/2021         1,197
     5,000   School District of Philadelphia                        5.00             9/01/2021         5,540
     5,500   School District of Philadelphia                        5.00             9/01/2022         6,187
     2,435   Scranton School District                               5.00             6/01/2023         2,745
     1,570   West Mifflin Area School District (INS)                5.00            10/01/2021         1,751
                                                                                                  ----------
                                                                                                      40,612
                                                                                                  ----------
             PUERTO RICO (0.1%)
     1,000   Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.     5.00             4/01/2019         1,008
       700   Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.     4.00             4/01/2020           691
                                                                                                  ----------
                                                                                                       1,699
                                                                                                  ----------
             TEXAS (2.4%)
     1,100   Austin Convention Enterprises, Inc.                    5.00             1/01/2024         1,258
       400   Austin Convention Enterprises, Inc.                    5.00             1/01/2025           460
       400   Austin Convention Enterprises, Inc.                    5.00             1/01/2027           467
       700   Decatur Hospital Auth.                                 5.00             9/01/2021           764
       780   Decatur Hospital Auth.                                 5.00             9/01/2024           854
       480   Harris County Municipal Utility District (INS)         3.00             3/01/2020           499
       565   Harris County Municipal Utility District (INS)         3.00             3/01/2021           594

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
 $     650   Harris County Municipal Utility District (INS)         3.00%            3/01/2022    $      687
       520   Harris County Municipal Utility District (INS)         3.00             3/01/2023           552
    15,000   Houston                                                0.95            10/12/2017        15,000
     3,000   Karnes County Hospital District                        5.00             2/01/2024         3,364
     1,250   New Hope Cultural Facilities Finance Corp.             5.00             7/01/2023         1,422
     2,300   New Hope Cultural Facilities Finance Corp.             5.00             7/01/2024         2,637
     2,135   New Hope Cultural Facilities Finance Corp.             5.00             7/01/2025         2,457
     7,175   Red River Auth. (INS)                                  4.45             6/01/2020         7,664
       440   Tarrant County Cultural Education Facilities
              Finance Corp. (ETM)                                   5.00            11/15/2017           442
       560   Tarrant County Cultural Education Facilities
              Finance Corp. (ETM)                                   5.00            11/15/2017           563
                                                                                                  ----------
                                                                                                      39,684
                                                                                                  ----------
             VIRGINIA (0.7%)
     3,200   Housing Dev. Auth.                                     3.05             3/01/2018         3,227
     3,200   Housing Dev. Auth.                                     3.05             9/01/2018         3,257
     3,506   Marquis Community Dev. Auth.(e), (f)                   5.10             9/01/2036         2,757
     5,111   Marquis Community Dev. Auth.(e), (f)                   5.63(b)          9/01/2041           701
     1,074   Marquis Community Dev. Auth.,
              7.50%, 9/01/2021, (a), (f)                            7.50(g)          9/01/2045           717
                                                                                                  ----------
                                                                                                      10,659
                                                                                                  ----------
             WASHINGTON (0.3%)
     2,000   Health Care Facilities Auth.                           5.00             8/15/2026         2,361
     2,175   Health Care Facilities Auth.                           5.00             8/15/2027         2,575
                                                                                                  ----------
                                                                                                       4,936
                                                                                                  ----------
             WEST VIRGINIA (0.6%)
    10,000   EDA                                                    3.25             5/01/2019        10,171
                                                                                                  ----------
             WISCONSIN (0.2%)
     1,200   Health and Educational Facilities Auth. (ETM)          5.00             8/15/2021         1,373
     1,500   Public Finance Auth.(a)                                3.50            11/15/2023         1,524
                                                                                                  ----------
                                                                                                       2,897
                                                                                                  ----------
             Total Fixed-Rate Instruments (cost: $642,523)                                           656,189
                                                                                                  ----------

             PUT BONDS (23.7%)

             ARIZONA (2.6%)
    16,000   Health Facilities Auth., MUNIPSA + 1.85%               2.79(h)          2/01/2048        16,287
    25,000   Health Facilities Auth., MUNIPSA + 1.85%               2.79(h)          2/01/2048        25,398
                                                                                                  ----------
                                                                                                      41,685
                                                                                                  ----------
             ARKANSAS (1.4%)
    22,000   Dev. Finance Auth., MUNIPSA + 1.1%                     2.04(h)          9/01/2044        21,923
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             CALIFORNIA (3.2%)
 $  15,000   Bay Area Toll Auth., MUNIPSA + 0.7%                    1.64%(h)         4/01/2047    $   15,076
    15,000   Foothill-Eastern Transportation Corridor Agency        5.00             1/15/2053        15,811
     8,000   Infrastructure and Economic Dev. Bank,
               MUNIPSA + 1.2%                                       2.14(h)          8/01/2037         8,062
     8,000   Municipal Finance Auth., MUNIPSA + 0.5%                1.44(h)         10/01/2045         7,995
     4,000   Pollution Control Financing Auth.(a)                   0.95             8/01/2024         4,000
                                                                                                  ----------
                                                                                                      50,944
                                                                                                  ----------
             COLORADO (0.1%)
     2,000   E-470 Public Highway Auth., 1 mo.
              USD LIBOR + 0.9%                                      1.73(h)          9/01/2039         2,011
                                                                                                  ----------
             GEORGIA (0.9%)
    10,000   Appling County Dev. Auth                               2.40             1/01/2038        10,035
     5,000   Monroe County Dev. Auth.                               2.00             9/01/2037         5,028
                                                                                                  ----------
                                                                                                      15,063
                                                                                                  ----------
             ILLINOIS (0.2%)
     2,500   Educational Facilities Auth.                           3.40            11/01/2036         2,504
                                                                                                  ----------
             KENTUCKY (0.2%)
     3,500   Economic Dev. Finance Auth.                            1.00             4/01/2031         3,500
                                                                                                  ----------
             LOUISIANA (0.3%)
     4,000   St. Charles Parish                                     4.00            12/01/2040         4,231
                                                                                                  ----------
             MASSACHUSETTS (0.7%)
    12,000   Dev. Finance Agency, MUNIPSA + 0.48%                   1.42(h)          7/01/2050        11,982
                                                                                                  ----------
             MISSISSIPPI (0.4%)
     7,000   Hospital Equipment and Facilities Auth.,
               MUNIPSA + 1.3%                                       2.24(h)          8/15/2036         7,007
                                                                                                  ----------
             NEVADA (0.3%)
     4,400   Washoe County Gas and Water Facilities                 3.00             3/01/2036         4,620
                                                                                                  ----------
             NEW JERSEY (1.9%)
    20,000   Transportation Trust Fund Auth., MUNIPSA + 1.2%        2.14(h)          6/15/2034        19,817
    10,000   Turnpike Auth., MUNIPSA + 0.68%                        1.62(h)          1/01/2024        10,000
                                                                                                  ----------
                                                                                                      29,817
                                                                                                  ----------
             NEW MEXICO (1.6%)
     5,000   Farmington                                             1.88             4/01/2029         5,059
     5,000   Farmington                                             1.88             4/01/2029         5,058
     7,000   Farmington                                             1.88             4/01/2029         7,090
     6,000   Farmington                                             1.88             4/01/2033         5,976
     2,000   Farmington                                             2.13             6/01/2040         2,012
                                                                                                  ----------
                                                                                                      25,195
                                                                                                  ----------

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             NEW YORK (2.5%)
 $   6,000   Energy Research and Dev. Auth.                         2.00%            2/01/2029    $    6,074
     9,735   MTA, 1 mo. USD LIBOR + 0.84%                           1.67(h)         11/01/2030         9,740
    12,000   MTA, MUNIPSA + 0.58%                                   1.52(h)         11/01/2031        12,033
    12,000   New York City, MUNIPSA + 0.58%                         1.52(h)          8/01/2027        12,005
                                                                                                  ----------
                                                                                                      39,852
                                                                                                  ----------
             NORTH CAROLINA (0.5%)
     8,000   Capital Facilities Finance Agency                      1.00             7/01/2034         8,000
                                                                                                  ----------
             OHIO (0.3%)
    10,000   Water Dev. Auth.                                       4.00             6/01/2033         4,575
                                                                                                  ----------
             PENNSYLVANIA (4.1%)
    10,000   Beaver County IDA                                      4.75             8/01/2020        10,187
     5,100   Beaver County IDA                                      2.70             4/01/2035         2,333
     7,575   Berks County Municipal Auth., MUNIPSA + 1.5%           2.44(h)         11/01/2039         7,622
     7,000   Geisinger Auth., 1 mo. USD LIBOR + 1.07%               1.90(h)          6/01/2028         6,962
     5,000   Montgomery County IDA                                  2.60             3/01/2034         5,043
     7,000   Northampton County General Purpose Auth.,
              MUNIPSA + 1.4%                                        2.34(h)          8/15/2043         7,050
    14,900   Scranton School District, 1 mo. USD LIBOR + 1%         1.84(h)          4/01/2031        14,925
    12,500   Turnpike Commission, MUNIPSA + 0.8%                    1.74(h)         12/01/2045        12,499
                                                                                                  ----------
                                                                                                      66,621
                                                                                                  ----------
             TEXAS (2.0%)
    15,000   Mission EDC                                            1.05             1/01/2020        15,000
     4,000   North Texas Tollway Auth., MUNIPSA + 0.67%             1.61(h)          1/01/2038         4,005
     4,000   North Texas Tollway Auth., MUNIPSA + 0.8%              1.74(h)          1/01/2050         4,014
     9,355   Northside ISD (NBGA)                                   2.13             8/01/2040         9,384
                                                                                                  ----------
                                                                                                      32,403
                                                                                                  ----------
             WEST VIRGINIA (0.5%)
     5,500   EDA                                                    1.90             3/01/2040         5,516
     3,000   Mason County                                           1.63            10/01/2022         3,018
                                                                                                  ----------
                                                                                                       8,534
                                                                                                  ----------
             Total Put Bonds (cost: $386,551)                                                        380,467
                                                                                                  ----------

             ADJUSTABLE-RATE NOTES (1.5%)

             NEW YORK (0.1%)
     2,000   New York City, MUNIPSA + 0.55%                         1.49(h)          8/01/2025         2,000
                                                                                                  ----------
             PENNSYLVANIA (1.2%)
     6,000   Turnpike Commission MUNIPSA + 1.15%                    2.09(h)         12/01/2019         6,081
     6,000   Turnpike Commission MUNIPSA + 1.27%                    2.21(h)         12/01/2020         6,124
     6,500   Turnpike Commission MUNIPSA + 0.98%                    1.92(h)         12/01/2021         6,593
                                                                                                  ----------
                                                                                                      18,798
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             TEXAS (0.2%)
 $   1,750   Harris County Cultural Education Facilities
              Finance Corp. MUNIPSA + 0.60%                         1.54%(h)         6/01/2018    $    1,750
     2,250   Harris County Cultural Education Facilities
              Finance Corp. MUNIPSA + 0.70%                         1.64(h)          6/01/2019         2,253
                                                                                                  ----------
                                                                                                       4,003
                                                                                                  ----------
             Total Adjustable-Rate Notes (cost: $24,500)                                              24,801
                                                                                                  ----------

             VARIABLE-RATE DEMAND NOTES (34.8%)

             ARIZONA (1.8%)
    20,000   Phoenix IDA (LIQ) (LOC - Barclays Bank plc)(a)         0.98(j)          6/01/2036        20,000
     8,600   Verrado Western Overlay Community Facilities
              District (LOC - Compass Bank)                         1.07(j)          7/01/2029         8,600
                                                                                                  ----------
                                                                                                      28,600
                                                                                                  ----------
             CALIFORNIA (1.9%)
    20,000   Sacramento City Financing Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                         1.04(j)         12/01/2033        20,000
    11,200   Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                   1.44(j)          5/01/2040        11,200
                                                                                                  ----------
                                                                                                      31,200
                                                                                                  ----------
             COLORADO (1.9%)
     8,145   Arista Metropolitan District (LOC - Compass Bank)      1.07(j)         12/01/2030         8,145
     5,000   Health Facilities Auth. (LIQ)(a)                       1.29(j)          2/01/2019         5,000
    17,500   Health Facilities Auth. (LIQ)(a)                       1.15(j)         10/01/2041        17,500
                                                                                                  ----------
                                                                                                      30,645
                                                                                                  ----------
             DISTRICT OF COLUMBIA (1.2%)
    20,000   District (LIQ) (LOC - Deutsche Bank A.G.)(a)           1.19(j)         10/01/2041        20,000
                                                                                                  ----------
             FLORIDA (3.8%)
     6,400   Dade County IDA                                        0.99(j)          6/01/2021         6,400
    10,000   Escambia County                                        0.99(j)          4/01/2039        10,000
     7,540   Jacksonville                                           0.99(j)          5/01/2029         7,540
     9,300   Lee Memorial Health System (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                         1.00(j)          4/01/2037         9,300
     2,800   Martin County                                          0.99(j)          7/15/2022         2,800
    11,250   Miami-Dade County School Board (INS) (LIQ)(a)          1.09(j)         12/01/2017        11,250
    13,500   St. Lucie County                                       0.99(j)          9/01/2028        13,500
                                                                                                  ----------
                                                                                                      60,790
                                                                                                  ----------

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             GEORGIA (1.0%)
 $  13,600   Burke County Dev. Auth.                                1.04%(j)         7/01/2049    $   13,600
     3,000   Monroe County Dev. Auth.                               1.04(j)         11/01/2048         3,000
                                                                                                  ----------
                                                                                                      16,600
                                                                                                  ----------
             IDAHO (1.4%)
    15,000   American Falls Reservoir District                      1.08(j)          2/01/2025        15,000
     6,650   Housing and Finance Association(i)                     1.02(j)          1/01/2038         6,650
                                                                                                  ----------
                                                                                                      21,650
                                                                                                  ----------
             ILLINOIS (3.4%)
    16,480   Chicago Board of Education (INS) (LIQ)(a)              1.44(j)          7/01/2018        16,480
    10,000   Chicago Board of Education (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        1.27(j)         12/01/2039        10,000
    11,160   Cook County (LIQ)(a)                                   1.24(j)         11/15/2020        11,160
    17,390   Sports Facilities Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        1.12(j)          6/15/2032        17,390
                                                                                                  ----------
                                                                                                      55,030
                                                                                                  ----------
             KENTUCKY (1.3%)
    15,000   Economic Dev. Finance Auth. (INS) (LIQ)(a)             1.14(j)          1/04/2018        15,000
     5,500   Economic Dev. Finance Auth.                            1.25(j)          5/01/2034         5,500
                                                                                                  ----------
                                                                                                      20,500
                                                                                                  ----------
             LOUISIANA (3.2%)
     2,600   East Baton Rouge Parish                                0.98(j)         11/01/2019         2,600
     2,000   Public Facilities Auth.                                0.95(j)          5/01/2042         2,000
    13,000   Public Facilities Auth.                                0.95(j)         12/01/2043        13,000
    13,000   Public Facilities Auth.                                0.94(j)         12/01/2043        13,000
     6,400   St. James Parish                                       1.05(j)         11/01/2040         6,400
    14,000   St. James Parish                                       1.05(j)         11/01/2040        14,000
                                                                                                  ----------
                                                                                                      51,000
                                                                                                  ----------
             MARYLAND (0.7%)
    10,760   Health and Higher Educational Facilities Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                         1.02(j)          8/15/2042        10,760
                                                                                                  ----------
             MISSISSIPPI (2.1%)
    13,575   Business Finance Commission                            0.94(j)         12/01/2030        13,575
    20,100   Perry County Pollution Control (NBGA)(a)               1.17(j)          2/01/2022        20,100
                                                                                                  ----------
                                                                                                      33,675
                                                                                                  ----------
             NEW JERSEY (1.4%)
     1,950   EDA (LOC - Valley National Bank)                       1.11(j)          3/01/2031         1,950
     8,725   EDA (LOC - Valley National Bank)                       1.24(j)         11/01/2040         8,725
    11,415   EDA (LOC - Valley National Bank)                       1.24(j)         11/01/2040        11,415
                                                                                                  ----------
                                                                                                      22,090
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                             COUPON            FINAL             VALUE
(000)        SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             NEW YORK (1.6%)
 $   2,700   Energy Research and Dev. Auth.
              (LOC - Mizuho Corporate Bank Ltd.)                    0.93%(j)         5/01/2039    $    2,700
    20,500   Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                   0.98(j)          5/01/2042        20,500
     2,300   Housing Finance Agency (LOC - Wells Fargo & Co.)       0.95(j)         11/01/2046         2,300
                                                                                                  ----------
                                                                                                      25,500
                                                                                                  ----------
             OHIO (0.3%)
     5,500   State(i)                                               1.02(j)          1/15/2045         5,500
                                                                                                  ----------
             OKLAHOMA (1.7%)
    10,000   Garfield County Industrial Auth.                       0.94(j)          1/01/2025        10,000
    17,000   Muskogee Industrial Trust                              0.97(j)          1/01/2025        17,000
                                                                                                  ----------
                                                                                                      27,000
                                                                                                  ----------
             PENNSYLVANIA (1.6%)
    25,735   Emmaus General Auth. (INS) (LIQ)                       0.97(j)         12/01/2028        25,735
                                                                                                  ----------
             TENNESSEE (0.1%)
     1,700   Chattanooga Health, Educational and Housing
              Facilities Board                                      1.40(j)          5/01/2039         1,700
                                                                                                  ----------
             TEXAS (2.9%)
    11,760   Harris County Health Facilities Dev. Corp.             0.98(j)         12/01/2041        11,760
    14,225   Port of Port Arthur Navigation District                1.41(j)         11/01/2040        14,225
    17,300   Port of Port Arthur Navigation District                1.41(j)         11/01/2040        17,300
     3,100   Rockwall ISD (LIQ) (NBGA)                              0.92(j)          8/01/2037         3,100
                                                                                                  ----------
                                                                                                      46,385
                                                                                                  ----------
             WASHINGTON (0.3%)
     4,460   Health Care Facilities Auth. (LOC - Barclays Bank plc) 0.92(j)          8/15/2041         4,460
                                                                                                  ----------
             WYOMING (1.2%)
    20,000   Gillette                                               1.03(j)          1/01/2018        20,000
                                                                                                  ----------
             Total Variable-Rate Demand Notes (cost: $558,820)                                       558,820
                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $1,612,394)                                                 $1,620,277
                                                                                                  ==========

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
ASSETS                                       LEVEL 1               LEVEL 2           LEVEL 3           TOTAL
------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-            $  656,189                $-      $  656,189
Put Bonds                                          -               380,467                 -         380,467
Adjustable-Rate Notes                              -                24,801                 -          24,801
Variable-Rate Demand Notes                         -               558,820                 -         558,820
------------------------------------------------------------------------------------------------------------
Total                                             $-            $1,620,277                $-      $1,620,277
------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) At September 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (d) At September 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $15,123,000, of which all were when-issued securities.

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   (e) Restricted security that is not registered under the Securities Act of 1933.

   (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $4,175,000, which represented 0.3% of the Fund's net assets.

   (g) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (h) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2017.

   (i) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

   (j) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,612,394)                          $1,620,277
   Cash                                                                                          1,415
   Receivables:
       Capital shares sold                                                                         605
       USAA Asset Management Company (Note 6C)                                                       1
       Interest                                                                                 10,102
                                                                                            ----------
          Total assets                                                                       1,632,400
                                                                                            ----------
LIABILITIES
   Payables:
      Securities purchased                                                                      22,629
      Capital shares redeemed                                                                    1,065
      Dividends on capital shares                                                                  291
   Accrued management fees                                                                         372
   Accrued transfer agent's fees                                                                    34
   Other accrued expenses and payables                                                             124
                                                                                            ----------
          Total liabilities                                                                     24,515
                                                                                            ----------
              Net assets applicable to capital shares outstanding                           $1,607,885
                                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                           $1,619,155
  Undistributed net investment income                                                                2
  Accumulated net realized loss on investments                                                 (19,155)
  Net unrealized appreciation of investments                                                     7,883
                                                                                            ----------
              Net assets applicable to capital shares outstanding                           $1,607,885
                                                                                            ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,590,118/151,402 capital shares
          outstanding, no par value)                                                        $    10.50
                                                                                            ==========
      Adviser Shares (net assets of $17,767/1,690 capital shares
           outstanding, no par value)                                                       $    10.51
                                                                                            ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                          $16,619
                                                                                            -------
EXPENSES
   Management fees                                                                            2,306
   Administration and servicing fees:
       Fund Shares                                                                            1,217
       Adviser Shares                                                                            19
   Transfer agent's fees:
       Fund Shares                                                                              374
       Adviser Shares                                                                             2
   Distribution and service fees (Note 6E):
       Adviser Shares                                                                            32
   Custody and accounting fees:
       Fund Shares                                                                              115
       Adviser Shares                                                                             2
   Postage:
       Fund Shares                                                                               17
   Shareholder reporting fees:
       Fund Shares                                                                               15
   Trustees' fees                                                                                16
   Registration fees:
       Fund Shares                                                                               63
       Adviser Shares                                                                            17
   Professional fees                                                                             58
   Other                                                                                         18
                                                                                            -------
           Total expenses                                                                     4,271
   Expenses reimbursed:
       Adviser Shares                                                                            (7)
                                                                                            -------
           Net expenses                                                                       4,264
                                                                                            -------
NET INVESTMENT INCOME                                                                        12,355
                                                                                            -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                                             125
  Change in net unrealized appreciation/(depreciation)                                        8,787
                                                                                            -------
          Net realized and unrealized gain                                                    8,921
                                                                                            -------
  Increase in net assets resulting from operations                                          $21,267
                                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

------------------------------------------------------------------------------------------------------

                                                                             9/30/2017       3/31/2017
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $   12,355      $   24,889
   Net realized gain (loss) on investments                                         125            (744)
   Change in net unrealized appreciation/(depreciation)
       of investments                                                            8,787         (22,639)
                                                                            --------------------------
       Increase in net assets resulting from operations                         21,267           1,506
                                                                            --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                             (12,161)        (24,526)
       Adviser Shares                                                             (153)           (322)
                                                                            --------------------------
           Distributions to shareholders                                       (12,314)        (24,848)
                                                                            --------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                 (88,370)        (67,403)
   Adviser Shares                                                              (14,580)          1,536
                                                                            --------------------------
       Total net decrease in net assets from capital
           share transactions                                                 (102,950)        (65,867)
                                                                            --------------------------
   Net decrease in net assets                                                  (93,997)        (89,209)

NET ASSETS
   Beginning of period                                                       1,701,882       1,791,091
                                                                            --------------------------
   End of period                                                            $1,607,885      $1,701,882
                                                                            ==========================
Undistributed (overdistribution of) net investment income:
   End of period                                                            $        2      $      (39)
                                                                            ==========================

See accompanying notes to financial statements.

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Tax Exempt Short-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon,

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2017, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $15,129,000, of which all were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $6,000, which represents 2.4% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had net capital loss carryforwards of $19,280,000, for federal income tax purposes, as shown in the table below. It is unlikely

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                      -----------------------------------------
                                     TAX CHARACTER
                      -----------------------------------------
                      (NO EXPIRATION)                 BALANCE
                      ---------------               -----------
                      Short-Term                    $   670,000
                      Long-Term                      18,610,000
                                                    -----------
                      Total                         $19,280,000
                                                    ===========

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $72,374,000 and $182,370,000, respectively.

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $17,306,000 and $9,423,000, respectively, resulting in net unrealized appreciation of $7,883,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED         YEAR ENDED
                                       SEPTEMBER 30, 2017          MARCH 31, 2017
----------------------------------------------------------------------------------------
                                      SHARES         AMOUNT       SHARES         AMOUNT
                                     ---------------------------------------------------
FUND SHARES:
Shares sold                           13,376      $ 140,239       39,459      $ 414,993
Shares issued from reinvested
 dividends                             1,001         10,503        2,014         21,204
Shares redeemed                      (22,810)      (239,112)     (47,882)      (503,600)
                                     --------------------------------------------------
Net decrease from capital
 share transactions                   (8,433)     $ (88,370)      (6,409)     $ (67,403)
                                     ==================================================
ADVISER SHARES:
Shares sold                              325      $   3,415        3,742      $  39,240
Shares issued from reinvested
 dividends                                10            104           20            210
Shares redeemed                       (1,724)       (18,099)      (3,612)       (37,914)
                                     --------------------------------------------------
Net increase (decrease) from
 capital share transactions           (1,389)     $ (14,580)         150      $   1,536
                                     ==================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

    The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Short Municipal Debt Funds category.

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                +/- 4
    +/- 51 to 100                               +/- 5
    +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $2,306,000, which included a (0.01)% performance adjustment for the Adviser Shares of $(1,000). For the six-month period ended September 30, 2017, the Fund Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    and Adviser Shares. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,217,000 and $19,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $20,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through July 31, 2018, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2017, the Adviser Shares incurred reimbursable expenses of $7,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $374,000 and $2,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $32,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 465,000 Adviser Shares, which represents 27.5% of the Adviser Shares outstanding and 0.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                            ---------------------------------------------------------------------------------------
                                  2017           2017            2016            2015            2014          2013
                            ---------------------------------------------------------------------------------------
Net asset value at
 beginning of period        $    10.45     $    10.59      $    10.68      $    10.71      $    10.84    $    10.80
                            ---------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .08            .15             .16             .17             .19           .22
 Net realized and
  unrealized gain (loss)           .05           (.14)           (.09)           (.03)           (.13)          .04
                            ---------------------------------------------------------------------------------------
Total from investment
 operations                        .13            .01             .07             .14             .06           .26
                            ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.08)          (.15)           (.16)           (.17)           (.19)         (.22)
                            ---------------------------------------------------------------------------------------
Net asset value at
 end of period              $    10.50     $    10.45      $    10.59      $    10.68      $    10.71    $    10.84
                            =======================================================================================
Total return (%)*                 1.24            .09             .62            1.29             .60          2.41
Net assets at end of
 period (000)               $1,590,118     $1,669,691      $1,760,074      $1,929,648      $2,031,383    $2,185,741
Ratios to average
 net assets:**
 Expenses (%)(a)                   .51(b)         .54             .55             .55             .55           .55
 Net investment
  income (%)                      1.50(b)        1.43            1.47            1.56            1.81          2.02
Portfolio turnover (%)               7             34              25              30              14             3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $1,617,746,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -           (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                            ---------------------------------------------------------------------------------
                               2017           2017            2016          2015          2014           2013
                            ---------------------------------------------------------------------------------
Net asset value at
 beginning of period        $ 10.46        $ 10.59         $ 10.67       $ 10.71       $ 10.84        $ 10.80
                            ---------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income          .06            .12             .13           .14           .17            .19
 Net realized and
  unrealized gain (loss)        .05           (.13)           (.08)         (.04)         (.13)           .04
                            ---------------------------------------------------------------------------------
Total from investment
 operations                     .11           (.01)            .05           .10           .04            .23
                            ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income         (.06)          (.12)           (.13)         (.14)         (.17)          (.19)
                            ---------------------------------------------------------------------------------
Redemption fees added
 to beneficial interests          -              -             .00(a)          -             -              -
                            ---------------------------------------------------------------------------------
Net asset value at
 end of period              $ 10.51        $ 10.46         $ 10.59       $ 10.67       $ 10.71        $ 10.84
                            =================================================================================
Total return (%)*              1.09           (.08)            .46           .94           .35           2.16
Net assets at end of
 period (000)               $17,767        $32,191         $31,017       $16,805       $11,186        $ 6,604
Ratios to average
 net assets:**
 Expenses (%)(b)                .80(c)         .80             .80           .80           .80            .80
 Expenses, excluding
  reimbursements (%)(b)         .86(c)         .81             .83           .98           .94           1.17
 Net investment
  income (%)                   1.22(c)        1.16            1.17          1.32          1.55           1.77
Portfolio turnover (%)            7             34              25            30            14              3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $25,171,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  -           (.00%)(+)       (.00%)(+)     (.00%)(+)     (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                        BEGINNING                ENDING                DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE             APRIL 1, 2017 -
                                       APRIL 1, 2017       SEPTEMBER 30, 2017        SEPTEMBER 30, 2017
                                      -----------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,012.40                    $2.57

Hypothetical
 (5% return before expenses)             1,000.00               1,022.51                     2.59

ADVISER SHARES
Actual                                   1,000.00               1,010.90                     4.03

Hypothetical
 (5% return before expenses)             1,000.00               1,021.06                     4.05

*Expenses are equal to the annualized expense ratio of 0.51% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.24% for Fund Shares and 1.09% for Adviser Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016, and was above the average of its performance universe and its Lipper index for the three-, five-, and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2016, was in the top 20% of its performance universe for the three-year period ended December 31, 2016, was in the top 15% of its performance universe for the five-year period ended December 31, 2016, and was in the top 10% of its performance universe for the ten-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   39592-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA TARGET MANAGED ALLOCATION FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA TARGET MANAGED ALLOCATION FUND (UTMAX)
         SEPTEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                           6

   Financial Statements                                                        8

   Notes to Financial Statements                                              11

EXPENSE EXAMPLE                                                               25

ADVISORY AGREEMENT                                                            27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TARGET MANAGED ALLOCATION FUND (THE FUND) SEEKS TO MAXIMIZE TOTAL RETURN PRIMARILY THROUGH CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as derivatives, including futures and options contracts. Derivatives investments are typically used as a liquid and economical means of managing tactical allocations to asset classes. The Fund may also use derivatives for hedging and risk-management purposes.*

*This Fund is not offered for sale directly to the general public and currently is available for investment only to other USAA funds participating in a fund-of-funds investment strategy and other accounts managed by USAA Asset Management Company (AMCO) or an affiliate. The Fund may be offered to other persons and legal entities that AMCO may approve from time to time. There are no minimum initial or subsequent purchase amounts for investments in the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                    o ASSET ALLOCATION - 9/30/17 o

                   [PIE CHART OF ASSET ALLOCATION]

DOMESTIC EXCHANGE-TRADED FUNDS*                                            54.2%
INTERNATIONAL EXCHANGE-TRADED FUNDS*                                       24.3%
FIXED-INCOME EXCHANGE-TRADED FUNDS*                                        19.2%
BONDS                                                                       0.8%
MONEY MARKET INSTRUMENTS                                                    0.6%

                             [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-5.

================================================================================

2  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.7%)

              EXCHANGE-TRADED FUNDS (97.7%)

              DOMESTIC EXCHANGE-TRADED FUNDS (54.2%)
    110,000   iShares Core U.S. REIT ETF(a)                                                               $  5,419
    419,656   SPDR S&P Oil & Gas Exploration & Production ETF(a)                                            14,306
    323,162   VanEck Vectors Oil Services ETF                                                                8,425
  1,484,054   Vanguard Mid-Cap ETF(a)                                                                      218,156
    201,085   Vanguard REIT ETF(a)                                                                          16,708
                                                                                                          --------
              Total Domestic Exchange-Traded Funds                                                         263,014
                                                                                                          --------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (19.2%)
    431,243   iShares 7-10 Year Treasury Bond ETF(a)                                                        45,936
    372,113   iShares iBoxx $ High Yield Corporate Bond ETF(a)                                              33,029
    126,708   iShares TIPS Bond ETF(a)                                                                      14,391
                                                                                                          --------
              Total Fixed-Income Exchange-Traded Funds                                                      93,356
                                                                                                          --------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (24.3%)
    404,270   iShares Core MSCI Emerging Markets ETF                                                        21,839
    211,980   iShares Currency Hedged MSCI Eurozone ETF                                                      6,383
    259,831   iShares Edge MSCI Min Vol Emerging Markets ETF                                                15,096
    161,380   iShares MSCI Eurozone ETF(a)                                                                   6,991
    177,452   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                      7,831
  1,646,238   PowerShares FTSE RAFI Emerging Markets Portfolio                                              35,114
    448,809   WisdomTree Japan Hedged Equity Fund                                                           24,550
                                                                                                          --------
              Total International Exchange-Traded Funds                                                    117,804
                                                                                                          --------
              Total Exchange-Traded Funds                                                                  474,174
                                                                                                          --------
              Total Equity Securities (cost: $423,282)                                                     474,174
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------------
              BONDS (0.8%)

              U.S. TREASURY SECURITIES (0.8%)

              NOTES (0.8%)(b)
$     4,000   1.88%, 4/30/2022(c) (cost: $4,011)                                                             3,997
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
  2,843,263   State Street Institutional Treasury Money Market Fund Premier
                Class, 0.92%(d) (cost: $2,843)                                                            $  2,843
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $430,136)                                                          $481,014
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                                                     APPRECIATION/
NUMBER OF                                      EXPIRATION            NOTIONAL          CONTRACT     (DEPRECIATION)
CONTRACTS                                        DATE              AMOUNT (000)       VALUE (000)            (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES(e)

              LONG FUTURES

              EQUITY CONTRACTS
         15   Amsterdam Exchange Index         10/20/2017            1,579 EURO        $  1,904             $   37
        110   CAC 40 10 Euro                   10/20/2017            5,721 EURO           6,925                163
         17   DAX Index                        12/15/2017            5,329 EURO           6,429                131
         92   FTSE Bursa Malaysia
                KLCI Index                     10/31/2017            8,089 MYR            1,908                 (8)
         11   FTSE MIB Index                   12/15/2017            1,217 EURO           1,471                 32
         92   Hang Seng China
                Enterprises Index              10/30/2017           50,145 HKD            6,422                  3
         72   Hang Seng Index                  10/30/2017           98,423 HKD           12,680                 81
         14   IBEX 35 Index                    10/20/2017            1,445 EURO           1,709                  2
        244   MSCI Taiwan Stock Index          10/30/2017            9,394 USD            9,387                 (7)
         96   OMX Stockholm 30 Index           10/20/2017           15,187 SEK            1,929                 65
        288   SET 50 Index                     12/28/2017           62,020 THB            1,855                 (5)
        360   SGX Nifty 50 Index               10/26/2017            7,133 USD            7,058                (75)
         59   Swiss Market Index               12/15/2017            5,317 CHF            5,563                 72
         71   TOPIX Index                      12/07/2017        1,114,497 JPY           10,569                664
                                                                                       --------             ------
                                                                                         75,809              1,155
                                                                                       --------             ------
              FOREIGN EXCHANGE CONTRACTS
      1,100   Dollar Index                     12/18/2017          101,514 USD         $102,171             $  657
                                                                                       --------             ------
              TOTAL LONG FUTURES                                                       $177,980             $1,812
                                                                                       --------             ------

================================================================================

4  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                                                     APPRECIATION/
NUMBER OF                                      EXPIRATION          NOTIONAL            CONTRACT     (DEPRECIATION)
CONTRACTS     SECURITY                           DATE            AMOUNT (000)         VALUE (000)            (000)
------------------------------------------------------------------------------------------------------------------
              SHORT FUTURES

              EQUITY CONTRACTS
       (53)   FTSE 100 Index                   12/15/2017         (3,899) GBP          $ (5,205)            $   19
      (173)   Mexican Bolsa Index              12/15/2017        (87,819) MXP            (4,809)                14
       (72)   S&P TSX 60 Index                 12/14/2017        (12,584) CAD           (10,603)              (517)
       (90)   SPI 200 Index                    12/21/2017        (12,840) AUD           (10,003)                68
                                                                                       --------             ------
                                                                                        (30,620)              (416)
                                                                                       --------             ------
              TOTAL SHORT FUTURES                                                      $(30,620)            $ (416)
                                                                                       --------             ------
              TOTAL FUTURES                                                            $147,360             $1,396
                                                                                       ========             ======

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1             LEVEL 2             LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds               $263,014                  $-                  $-         $263,014
    Fixed-Income Exchange-Traded Funds             93,356                   -                   -           93,356
    International Exchange-Traded Funds           117,804                   -                   -          117,804
Bonds:
  U.S. Treasury Securities                          3,997                   -                   -            3,997
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                              2,843                   -                   -            2,843
Futures(1)                                          2,008                   -                   -            2,008
------------------------------------------------------------------------------------------------------------------
Total                                            $483,022                  $-                  $-         $483,022
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                       LEVEL 1             LEVEL 2             LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                       $   (612)                 $-                  $-         $   (612)
------------------------------------------------------------------------------------------------------------------
Total                                            $   (612)                 $-                  $-         $   (612)
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.3% of net assets at September 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    TIPS   U.S. Treasury Inflation-Protected Securities

================================================================================

6  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2017.

    (b) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (c) Securities with a value of $3,997,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (d) Rate represents the money market fund annualized seven-day yield at September 30, 2017.

    (e) The contract value of futures purchased and/or sold as a percentage of net assets is 30.4%.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  7

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $430,136)                       $481,014
   Cash                                                                                   1,451
   Cash denominated in foreign currencies (identified cost of $1,073)                     1,072
   Receivables:
       Dividends and interest                                                               762
       Securities sold                                                                    7,459
   Variation margin on futures contracts                                                  1,418
                                                                                       --------
       Total assets                                                                     493,176
                                                                                       --------
LIABILITIES
   Payables:
       Securities purchased                                                               7,424
   Accrued management fees                                                                  197
   Other accrued expenses and payables                                                       41
                                                                                       --------
       Total liabilities                                                                  7,662
                                                                                       --------
          Net assets applicable to capital shares outstanding                          $485,514
                                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                     $435,539
   Accumulated undistributed net investment income                                        3,747
   Accumulated net realized loss on investments and futures transactions                 (6,045)
   Net unrealized appreciation of investments and futures contracts                      52,274
   Net unrealized depreciation of foreign currency translations                              (1)
                                                                                       --------
          Net assets applicable to capital shares outstanding                          $485,514
                                                                                       ========
   Capital shares outstanding, no par value                                              44,274
                                                                                       ========
   Net asset value, redemption price, and offering price per share                     $  10.97
                                                                                       ========

See accompanying notes to financial statements.

================================================================================

8  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                            $ 5,221
   Interest                                                                                  47
                                                                                        -------
       Total income                                                                       5,268
                                                                                        -------
EXPENSES
   Management fees                                                                        1,182
   Administration and servicing fees                                                        118
   Transfer agent's fees                                                                    118
   Custody and accounting fees                                                               37
   Shareholder reporting fees                                                                 2
   Trustees' fees                                                                            16
   Professional fees                                                                         38
   Other                                                                                     10
                                                                                        -------
            Total expenses                                                                1,521
                                                                                        -------
NET INVESTMENT INCOME                                                                     3,747
                                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Unaffiliated transactions                                                         (2,171)
       Affiliated transactions (Note 7)                                                   1,116
       Foreign currency transactions                                                         (1)
       Futures transactions                                                              (2,719)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                       20,892
       Foreign currency translations                                                         (1)
       Futures contracts                                                                  1,589
                                                                                        -------
            Net realized and unrealized gain                                             18,705
                                                                                        -------
   Increase in net assets resulting from operations                                     $22,452
                                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

---------------------------------------------------------------------------------------------------------
                                                                               9/30/2017        3/31/2017
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                        $  3,747         $  5,920
   Net realized gain (loss) on investments                                        (1,055)          13,247
   Net realized gain on long-term capital gain distributions
       from other investment companies                                                 -                5
   Net realized loss on foreign currency transactions                                 (1)               -
   Net realized gain (loss) on futures transactions                               (2,719)              95
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                20,892           28,554
       Foreign currency translations                                                  (1)               -
       Futures contracts                                                           1,589             (193)
                                                                                -------------------------
       Increase in net assets resulting from operations                           22,452           47,628
                                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               -           (5,816)
                                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                         268           40,102
   Reinvested dividends                                                                -            5,816
   Cost of shares redeemed                                                             -          (40,832)
                                                                                -------------------------
       Increase in net assets from capital share transactions                        268            5,086
                                                                                -------------------------
   Net increase in net assets                                                     22,720           46,898

NET ASSETS
   Beginning of period                                                           462,794          415,896
                                                                                -------------------------
   End of period                                                                $485,514         $462,794
                                                                                =========================
Accumulated undistributed net investment income:
   End of period                                                                $  3,747         $      -
                                                                                =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                        26            3,881
   Shares issued for dividends reinvested                                              -              576
   Shares redeemed                                                                     -           (4,049)
                                                                                -------------------------
       Increase in shares outstanding                                                 26              408
                                                                                =========================

See accompanying notes to financial statements.

================================================================================

10  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Target Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek maximum total return primarily through capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA funds participating in a fund-of-funds investment strategy or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of

================================================================================

12  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

       the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    6. Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

       the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

14  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF SEPTEMBER 30, 2017*
    (IN THOUSANDS)

                                            ASSET DERIVATIVES                   LIABILITY DERIVATIVES
     ----------------------------------------------------------------------------------------------------
                                   STATEMENT OF                            STATEMENT OF
     DERIVATIVES NOT               ASSETS AND                              ASSETS AND
     ACCOUNTED FOR AS              LIABILITIES                             LIABILITIES
     HEDGING INSTRUMENTS           LOCATION                FAIR VALUE      LOCATION            FAIR VALUE
     ----------------------------------------------------------------------------------------------------
     Equity contracts              Net unrealized                          Net unrealized
                                   appreciation of                         depreciation of
                                   investments and                         investments and
                                   futures                                 futures
                                   contracts               $1,351**        contracts           $612**
     ----------------------------------------------------------------------------------------------------
     Foreign exchange contracts    Net unrealized
                                   appreciation of
                                   investments and
                                   futures
                                   contracts                  657**                               -
     ----------------------------------------------------------------------------------------------------
     Total                                                 $2,008                              $612
     ----------------------------------------------------------------------------------------------------

    *For open derivative instruments as of September 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended September 30, 2017.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (IN THOUSANDS)

                                                                                          CHANGE IN
                                                                                          UNREALIZED
     DERIVATIVES NOT                                                REALIZED GAIN         APPRECIATION/
     ACCOUNTED FOR AS              STATEMENT OF                     (LOSS) ON             (DEPRECIATION)
     HEDGING INSTRUMENTS           OPERATIONS LOCATION              DERIVATIVES           ON DERIVATIVES
     ----------------------------------------------------------------------------------------------------
     Equity contracts              Net realized loss on
                                   Futures transactions /
                                   Change in net unrealized
                                   appreciation/(depreciation)
                                   of Futures contracts                 $ 1,437              $  739
     ----------------------------------------------------------------------------------------------------
     Foreign exchange              Net realized loss on
     contracts                     Futures transactions /
                                   Change in net unrealized
                                   appreciation/(depreciation)
                                   of Futures contracts                  (4,156)                850
     ----------------------------------------------------------------------------------------------------
     Total                                                              $(2,719)             $1,589
     ----------------------------------------------------------------------------------------------------

================================================================================

16  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

18  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had net capital loss carryforwards of $1,179,000, for federal income tax purposes, as shown in the table below. It is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $199,281,000 and $198,073,000, respectively.

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $50,937,000 and $59,000, respectively, resulting in net unrealized appreciation of $50,878,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended September 30, 2017, the Fund had no subadviser(s).

    The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the

================================================================================

20  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

    six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $1,182,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $118,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $118,000.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(6) TRANSACTIONS WITH AFFILIATES

The Fund offers its shares for investment by other USAA funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the Fund for the purpose of exercising management or control. As of September 30, 2017, the USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Target Retirement Income                                                     4.2
Target Retirement 2020                                                      10.0
Target Retirement 2030                                                      29.5
Target Retirement 2040                                                      35.0
Target Retirement 2050                                                      19.4
Target Retirement 2060                                                       1.9

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2017, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                                        NET REALIZED
                                                                      COST TO            GAIN (LOSS)
SELLER                                   PURCHASER                   PURCHASER            TO SELLER
----------------------------------------------------------------------------------------------------
Target Managed Allocation        Global Managed Volatility          $16,023,000           $1,116,000

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

================================================================================

22  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                 PERIOD ENDED             YEAR ENDED          PERIOD ENDED
                                                 SEPTEMBER 30,             MARCH 31,            MARCH 31,
                                                 ---------------------------------------------------------
                                                     2017                      2017              2016***
                                                 ---------------------------------------------------------
Net asset value at beginning of period           $  10.46                  $   9.49             $  10.00
                                                 -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .08                       .14                  .12(a)
  Net realized and unrealized gain (loss)             .43                       .97                 (.51)(a)
                                                 -------------------------------------------------------
Total from investment operations                      .51                      1.11                 (.39)(a)
                                                 -------------------------------------------------------
Less distributions from:
  Net investment income                                 -                      (.14)                (.12)
                                                 -------------------------------------------------------
Net asset value at end of period                 $  10.97                  $  10.46             $   9.49
                                                 =======================================================
Total return (%)*                                    4.88                     11.72                (3.91)
Net assets at end of period (000)                $485,514                  $462,794             $415,896
Ratios to average net assets:**
  Expenses (%)                                        .64(c)                    .64(b)               .65(c)
  Expenses, excluding reimbursements (%)              .64(c)                    .64                  .65(c)
  Net investment income (%)                          1.58(c)                   1.37                 1.88(c)
Portfolio turnover (%)                                 42                       125(d)                84

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were $471,699,000.
*** Fund commenced operations on August 7, 2015.
(a) Calculated using average shares.
(b) Prior to August 1, 2016, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.70% of the Funds' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.

================================================================================

24  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING              ENDING                DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2017 -
                                        APRIL 1, 2017       SEPTEMBER 30, 2017       SEPTEMBER 30, 2017
                                        ---------------------------------------------------------------
Actual                                    $1,000.00              $1,048.80                   $3.29

Hypothetical
  (5% return before expenses)              1,000.00               1,021.86                    3.24

*Expenses are equal to the Fund's annualized expense ratio of 0.64%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 4.88% for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

26  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                        ADVISORY AGREEMENT |  27

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services to be provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, shareholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and

================================================================================

28  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager, including oversight of the Fund's day to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, unaffiliated actively managed institutional funds of ETF investment companies), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other unaffiliated actively managed institutional mixed-asset target allocation moderate funds and mixed-asset target allocation conservative funds of ETFs, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was equal to the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, including underlying fund expenses, was below the median of its expense group and its expense universe. The Board took into account the various

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2016. The Board also noted that the Fund recently commenced operations and therefore has a limited performance history.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association

================================================================================

30  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board took into account management's discussions of the Fund's advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of its limited performance history;
(iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   98356-1117                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA VIRGINIA BOND FUND
         FUND SHARES (USVAX) o ADVISER SHARES (UVABX)
         SEPTEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

   Portfolio of Investments                                                   4

   Notes to Portfolio of Investments                                         12

   Financial Statements                                                      14

   Notes to Financial Statements                                             17

EXPENSE EXAMPLE                                                              31

ADVISORY AGREEMENT                                                           33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA VIRGINIA BOND FUND (THE FUND) PROVIDES VIRGINIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions, instrumentalities, and by other government entities, the interest on which is excludable from gross income for federal income tax and Virginia state income tax purposes (referred to herein as "Virginia tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities. This policy may be changed only by shareholder vote. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (AMT) for individual taxpayers. This policy may be changed only by a shareholder vote.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/17 o
                                (% of Net Assets)

Hospital ................................................................  19.1%
Education ...............................................................  18.0%
Escrowed Bonds ..........................................................  15.5%
Appropriated Debt .......................................................   6.6%
Water/Sewer Utility .....................................................   5.6%
Toll Roads ..............................................................   5.4%
Airport/Port ............................................................   4.0%
Health Miscellaneous ....................................................   4.0%
Nursing/CCRC ............................................................   3.1%
Special Assessment/Tax/Fee ..............................................   2.9%

You will find a complete list of securities that the Fund owns on pages 4-11.

================================================================================

2  | USAA VIRGINIA BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/17 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        13.7%
AA                                                                         55.0%
A                                                                          13.0%
BBB                                                                         8.0%
BELOW INVESTMENT-GRADE                                                      4.3%
UNRATED                                                                     6.0%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-11.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA    Economic Development Authority
    ETM    Escrowed to final maturity
    IDA    Industrial Development Authority/Agency
    MTA    Metropolitan Transportation Authority
    PRE    Pre-refunded to a date prior to maturity

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

4  | USAA VIRGINIA BOND FUND

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Barclays Bank plc, JP Morgan Chase & Co., Northern Trust Corp., U.S. Bancorp, or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Fannie Mae.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

INVESTMENTS

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON          FINAL         VALUE
(000)         SECURITY                                                                    RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (83.1%)

              VIRGINIA (74.3%)
$ 1,000       Alexandria IDA (PRE)                                                        4.75%         1/01/2036   $  1,082
  2,000       Amherst IDA                                                                 5.00          9/01/2026      1,921
  2,000       Amherst IDA                                                                 4.75          9/01/2030      1,801
 15,000       Arlington County IDA                                                        5.00          7/01/2031     16,021
  2,615       Capital Region Airport Commission (INS) (PRE)                               5.00          7/01/2031      2,696
    700       Capital Region Airport Commission                                           4.00          7/01/2036        746
    750       Capital Region Airport Commission                                           4.00          7/01/2038        797
 10,000       Charles City County EDA                                                     2.88          2/01/2029      9,889
  5,000       Chesapeake Bay Bridge and Tunnel District (ETM)                             5.50          7/01/2025      6,121
  9,240       Chesapeake Bay Bridge and Tunnel District                                   5.00          7/01/2051     10,284
  6,520       Chesapeake, 4.75%, 7/15/2023                                                4.65(a)       7/15/2032      5,465
  3,000       Chesapeake, 4.88%, 7/15/2023                                                4.88(a)       7/15/2040      2,460
  5,000       College Building Auth.                                                      5.00          6/01/2029      4,734
  2,725       College Building Auth.                                                      5.00          9/01/2031      3,237
  5,615       College Building Auth.                                                      5.00          9/01/2032      6,647
  6,380       College Building Auth.                                                      5.00          9/01/2033      7,517
 10,000       College Building Auth.                                                      5.00          3/01/2034     10,805
  8,000       College Building Auth.                                                      4.00          2/01/2035      8,512
 11,710       College Building Auth.                                                      5.00          6/01/2036     10,404
  2,540       College Building Auth.                                                      5.00          3/01/2041      2,745
  7,100       Fairfax County EDA (PRE)                                                    5.00         10/01/2027      7,102
  2,000       Fairfax County EDA                                                          5.00         10/01/2029      2,396
  2,000       Fairfax County EDA                                                          5.00         10/01/2030      2,387
  2,000       Fairfax County EDA                                                          5.00         10/01/2031      2,380
  1,500       Fairfax County EDA                                                          5.00         10/01/2032      1,779
  1,500       Fairfax County EDA                                                          5.00         12/01/2032      1,591
  2,200       Fairfax County EDA                                                          5.00         10/01/2033      2,596
  2,000       Fairfax County EDA                                                          5.00         10/01/2034      2,350
  2,620       Fairfax County EDA                                                          5.00         10/01/2035      3,133
  2,000       Fairfax County EDA                                                          5.00         10/01/2036      2,382
  7,500       Fairfax County EDA (PRE)                                                    5.13         10/01/2037      7,502
  2,750       Fairfax County EDA                                                          4.00         10/01/2042      2,796
  2,250       Fairfax County EDA                                                          5.00         10/01/2042      2,477
  2,800       Fairfax County EDA                                                          5.00         12/01/2042      2,928
  4,000       Fairfax County EDA                                                          5.00          4/01/2047      4,646
  1,500       Fairfax County IDA (PRE)                                                    5.25          5/15/2026      1,604
 14,000       Fairfax County IDA                                                          5.00          5/15/2037     15,598
  1,000       Fairfax County IDA                                                          4.00          5/15/2042      1,024

================================================================================

6  | USAA VIRGINIA BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON          FINAL         VALUE
(000)         SECURITY                                                                    RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------------------------
$ 6,900       Fairfax County IDA                                                          4.00%         5/15/2044   $  7,098
  5,770       Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/03/2007; cost $5,630(b),(c),(h)                     5.45          3/01/2036      1,441
  1,000       Fauquier County IDA (PRE)                                                   5.00         10/01/2027      1,000
  8,825       Fauquier County IDA (PRE)                                                   5.25         10/01/2037      8,827
  1,500       Greater Richmond Convention Center Auth.                                    5.00          6/15/2032      1,750
  3,340       Hampton Roads Sanitation District (PRE)                                     5.00          4/01/2033      3,410
  5,660       Hampton Roads Sanitation District (PRE)                                     5.00          4/01/2033      5,778
  4,700       Hampton Roads Sanitation District                                           5.00          8/01/2043      5,461
  2,795       Hanover County EDA                                                          4.50          7/01/2030      2,857
  1,100       Hanover County EDA                                                          4.50          7/01/2032      1,118
  2,000       Hanover County EDA                                                          5.00          7/01/2042      2,073
  1,870       Hanover County IDA (INS)                                                    6.38          8/15/2018      1,955
  1,200       Henrico County EDA                                                          5.00          6/01/2024      1,342
    140       Henrico County EDA                                                          4.25          6/01/2026        149
  2,105       Henrico County EDA                                                          5.00         11/01/2030      2,355
  2,500       Henrico County EDA                                                          4.00         10/01/2035      2,535
  3,175       Housing Dev. Auth.                                                          4.50         10/01/2036      3,307
  5,000       Housing Dev. Auth.                                                          4.80          7/01/2038      5,514
  4,480       Housing Dev. Auth.                                                          4.60          9/01/2040      4,586
  7,000       Housing Dev. Auth.                                                          3.60          5/01/2046      7,024
  1,516       Lewistown Commerce Center Community Dev. Auth.                              6.05          3/01/2044      1,392
    730       Lewistown Commerce Center Community Dev. Auth.                              6.05          3/01/2044        701
  2,370       Lewistown Commerce Center Community Dev. Auth.,
                acquired 10/12/2007; cost $2,371(b)                                       6.05          3/01/2054        353
    750       Lexington IDA                                                               4.00          1/01/2031        775
  5,000       Lexington IDA (PRE)                                                         5.00         12/01/2036      5,338
  1,000       Lexington IDA                                                               4.00          1/01/2037      1,006
  2,000       Lexington IDA                                                               5.00          1/01/2043      2,240
  1,135       Loudoun County EDA                                                          5.00         12/01/2031      1,356
    800       Loudoun County EDA                                                          5.00         12/01/2032        952
    775       Loudoun County EDA                                                          5.00         12/01/2033        918
    805       Loudoun County EDA                                                          5.00         12/01/2034        949
  5,000       Lynchburg                                                                   4.00          6/01/2044      5,251
  3,000       Lynchburg EDA                                                               5.00          9/01/2043      3,211
  2,250       Lynchburg EDA                                                               5.00          1/01/2047      2,517
  5,389       Marquis Community Dev. Auth., acquired 3/01/2012; cost $468(b),(d)          5.63(e)       9/01/2041        739
  3,532       Marquis Community Dev. Auth., acquired 3/01/2012; cost $2,926(b),(d)        5.63          9/01/2041      2,691
  1,093       Marquis Community Dev. Auth., 7.50%, 9/01/2021,
                acquired 10/27/2015; cost $711(b),(f)                                     7.50(a)       9/01/2045        729

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON          FINAL         VALUE
(000)         SECURITY                                                                    RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------------------------
$ 5,000       Montgomery County EDA (PRE)                                                 5.00%         6/01/2035   $  5,517
  5,500       Montgomery County IDA (PRE)                                                 5.00          2/01/2029      5,576
  1,000       Norfolk EDA                                                                 5.00         11/01/2030      1,119
  3,500       Norfolk EDA                                                                 5.00         11/01/2043      3,894
  1,000       Norfolk Redevelopment and Housing Auth.                                     5.50         11/01/2019      1,004
  4,816       Peninsula Town Center Community Dev. Auth.                                  6.45          9/01/2037      4,821
  3,000       Port Auth. (PRE)                                                            5.00          7/01/2030      3,211
 10,000       Port Auth. (PRE)                                                            5.00          7/01/2040     10,703
  1,000       Portsmouth                                                                  5.00          2/01/2033      1,151
  1,705       Prince William County IDA (PRE)                                             5.50          9/01/2031      1,979
  2,000       Prince William County IDA                                                   5.50          9/01/2031      2,270
  1,000       Prince William County IDA (PRE)                                             5.50          9/01/2034      1,161
 10,000       Prince William County IDA                                                   5.00         11/01/2046     10,800
 10,000       Public School Auth.                                                         5.00          8/01/2024     12,145
  4,000       Radford IDA (NBGA)                                                          3.50          9/15/2029      4,140
  2,340       Rappahannock Regional Jail Auth.                                            5.00         10/01/2034      2,721
  1,165       Rappahannock Regional Jail Auth.                                            5.00         10/01/2035      1,352
  1,030       Resources Auth.                                                             5.00         11/01/2032      1,195
  1,270       Resources Auth. (PRE)                                                       5.00         11/01/2040      1,422
    165       Resources Auth.                                                             5.00         11/01/2040        181
  7,310       Resources Auth.                                                             4.00         11/01/2041      7,617
  2,000       Richmond Public Utility (PRE)                                               5.00          1/15/2035      2,104
  6,000       Richmond Public Utility                                                     5.00          1/15/2038      6,825
  6,000       Richmond Public Utility                                                     4.00          1/15/2040      6,311
  4,500       Richmond Public Utility (PRE)                                               5.00          1/15/2040      4,734
  5,120       Roanoke County EDA (INS) (PRE)                                              5.00         10/15/2027      5,339
  2,850       Roanoke County EDA (INS) (PRE)                                              5.00         10/15/2032      2,972
  1,150       Roanoke County EDA                                                          5.00          7/01/2033      1,239
  4,285       Roanoke County EDA (INS) (PRE)                                              5.13         10/15/2037      4,474
    110       Roanoke County EDA (INS) (PRE)                                              5.00          7/01/2038        122
  6,890       Roanoke County EDA (INS)                                                    5.00          7/01/2038      7,321
    420       Small Business Financing Auth.                                              5.00          4/01/2025        456
    185       Small Business Financing Auth.                                              5.25          4/01/2026        201
    855       Small Business Financing Auth.                                              5.50          4/01/2028        939
    750       Small Business Financing Auth.                                              5.50          4/01/2033        816
 11,945       Small Business Financing Auth.                                              5.00         11/01/2040     12,826
    520       Stafford County and City of Staunton IDA (INS)                              5.25          8/01/2036        521
  5,900       Stafford County EDA                                                         5.00          6/15/2036      6,583
  6,495       Stafford County EDA                                                         4.00          6/15/2037      6,629
 10,000       Tobacco Settlement Financing Corp.                                          5.00          6/01/2047      9,744
 10,000       Transportation Board                                                        4.00          5/15/2042     10,667
  6,315       Univ. Health System Auth.                                                   4.75          7/01/2036      6,721
  3,000       Univ. Health System Auth.                                                   4.75          7/01/2041      3,183
  4,405       Univ. of Virginia                                                           5.00          6/01/2037      5,131

================================================================================

8  | USAA VIRGINIA BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON          FINAL         VALUE
(000)         SECURITY                                                                    RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------------------------
$ 4,000       Univ. of Virginia                                                           5.00%         4/01/2042   $  4,748
  5,000       Univ. of Virginia                                                           4.00          4/01/2045      5,292
  5,000       Univ. of Virginia                                                           5.00          4/01/2046      5,908
  5,000       Univ. of Virginia                                                           5.00          4/01/2047      5,903
  5,000       Upper Occoquan Sewage Auth.                                                 4.00          7/01/2039      5,336
  1,795       Virginia Beach Dev. Auth.                                                   5.00          5/01/2029      2,132
  2,165       Washington County IDA (PRE)                                                 5.25          8/01/2030      2,417
  2,160       Washington County IDA (PRE)                                                 5.50          8/01/2040      2,426
  2,073       Watkins Centre Community Dev. Auth.                                         5.40          3/01/2020      2,077
  2,000       West Virginia Regional Jail Auth.                                           5.00         12/01/2038      2,317
  3,250       Winchester EDA                                                              5.00          1/01/2044      3,568
  3,250       Winchester EDA                                                              5.00          1/01/2044      3,614
  3,000       Winchester IDA (PRE)                                                        5.63          1/01/2044      3,174
                                                                                                                    --------
                                                                                                                     520,002
                                                                                                                    --------
              DISTRICT OF COLUMBIA (6.1%)
  2,825       Metropolitan Washington Airports Auth.                                      5.00         10/01/2029      3,029
 12,465       Metropolitan Washington Airports Auth.                                      5.00         10/01/2030     12,944
  5,500       Metropolitan Washington Airports Auth. (INS)                                5.32(e)      10/01/2030      3,556
 11,230       Metropolitan Washington Airports Auth.                                      5.00         10/01/2039     11,956
  4,000       Metropolitan Washington Airports Auth.                                      5.00         10/01/2053      4,321
  1,000       Washington MTA (PRE)                                                        5.13          7/01/2032      1,072
  5,000       Washington MTA                                                              5.00          7/01/2042      5,877
                                                                                                                    --------
                                                                                                                      42,755
                                                                                                                    --------
              GUAM (2.5%)
  2,000       Government                                                                  5.00         11/15/2039      2,135
  1,500       Government                                                                  5.00          1/01/2042      1,554
  1,250       Government                                                                  5.00         12/01/2046      1,359
  1,255       International Airport Auth. (INS)                                           5.75         10/01/2043      1,476
    500       Power Auth.                                                                 5.00         10/01/2031        548
  1,000       Power Auth.                                                                 5.00         10/01/2034      1,057
    750       Power Auth. (INS)                                                           5.00         10/01/2039        831
  1,000       Power Auth. (INS)                                                           5.00         10/01/2044      1,102
  2,850       Waterworks Auth.                                                            5.00          7/01/2035      3,091
  4,000       Waterworks Auth.                                                            5.50          7/01/2043      4,424
                                                                                                                    --------
                                                                                                                      17,577
                                                                                                                    --------
              U.S. VIRGIN ISLANDS (0.2%)
  2,000       Public Finance Auth.                                                        5.00         10/01/2032      1,360
                                                                                                                    --------
              Total Fixed-Rate Instruments (cost: $569,043)                                                          581,694
                                                                                                                    --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                   COUPON          FINAL         VALUE
(000)         SECURITY                                                                    RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------------------------
              PUT BONDS (1.1%)

              VIRGINIA (1.1%)
$ 5,000       Wise County IDA                                                             2.15%        10/01/2040   $  5,089
  3,000       York County EDA                                                             1.88          5/01/2033      3,028
                                                                                                                    --------
                                                                                                                       8,117
                                                                                                                    --------
              Total Put Bonds (cost: $8,000)                                                                           8,117
                                                                                                                    --------

              VARIABLE-RATE DEMAND NOTES (14.8%)

              VIRGINIA (13.5%)
  1,000       Alexandria IDA (LOC - Bank of America Corp.)                                0.98(g)       7/01/2038      1,000
 14,850       College Building Auth. (LIQ)                                                0.94(g)       8/01/2034     14,850
    200       College Building Auth. (LIQ)                                                0.92(g)      11/01/2036        200
  4,200       Fairfax County EDA (LIQ)                                                    0.92(g)      12/01/2033      4,200
  8,925       Fairfax County EDA (LIQ)                                                    0.98(g)      12/01/2033      8,925
  4,230       Fauquier County IDA (LOC - BB&T Corp.)                                      0.93(g)      12/01/2033      4,230
  1,355       Fauquier County IDA (LOC - PNC Financial Services Group)                    0.96(g)       4/01/2038      1,355
  8,420       Hanover County EDA (LOC - Bank of New York Mellon Corp.)                    0.91(g)      11/01/2025      8,420
  8,100       Hanover County EDA (LOC - U.S. Bancorp)                                     0.94(g)      11/01/2025      8,100
  6,950       Lexington IDA                                                               0.92(g)       1/01/2035      6,950
  4,700       Loudoun County IDA                                                          0.93(g)       2/15/2038      4,700
 14,450       Loudoun County IDA                                                          0.93(g)       2/15/2038     14,450
  4,950       Loudoun County IDA                                                          0.96(g)       2/15/2038      4,950
  1,000       Loudoun County IDA                                                          0.96(g)       2/15/2038      1,000
  2,965       Norfolk EDA                                                                 0.91(g)      11/01/2034      2,965
  5,000       Resources Auth. (LIQ)(f)                                                    0.96(g)      11/01/2019      5,000
  3,335       Tenet Healthcare Corp. (LIQ)(f)                                             0.96(g)       2/01/2028      3,335
                                                                                                                    --------
                                                                                                                      94,630
                                                                                                                    --------
              DISTRICT OF COLUMBIA (1.3%)
  8,690       Metropolitan Washington Airports Auth. (LOC - Toronto-Dominion Bank)        0.98(g)      10/01/2039      8,690
                                                                                                                    --------
              Total Variable-Rate Demand Notes (cost: $103,320)                                                      103,320
                                                                                                                    --------

              TOTAL INVESTMENTS (COST: $680,363)                                                                    $693,131
                                                                                                                    ========

================================================================================

10  | USAA VIRGINIA BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------------------
ASSETS                                      LEVEL 1                  LEVEL 2                LEVEL 3                    TOTAL
----------------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-                 $580,253                 $1,441                 $581,694
Put Bonds                                         -                    8,117                      -                    8,117
Variable-Rate Demand Notes                        -                  103,320                      -                  103,320
----------------------------------------------------------------------------------------------------------------------------
Total                                            $-                 $691,690                 $1,441                 $693,131
----------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

----------------------------------------------------------------------------------------------------------------------------
                                            RECONCILIATION OF LEVEL 3 INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                                           FIXED-RATE INSTRUMENTS
----------------------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2017                                                                                          $1,442
Purchases                                                                                                                  -
Sales                                                                                                                      -
Transfers into Level 3                                                                                                     -
Transfers out of Level 3                                                                                                   -
Net realized gain (loss) on investments                                                                                    -
Change in net unrealized appreciation/(depreciation) of investments                                                       (1)
----------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2017                                                                                      $1,441
----------------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (b) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board). The aggregate market value of these securities at September 30, 2017, was $5,953,000, which represented 0.9% of the Fund's net assets.

    (c) At September 30, 2017, the issuer was in default with respect to interest and/or principal payments.

    (d) Restricted security that is not registered under the Securities Act of 1933.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

    (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (g) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

    (h) Security was fair valued at Level 3.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $680,363)                                       $693,131
   Cash                                                                                                      47
   Receivables:
       Capital shares sold                                                                                   91
       Interest                                                                                           8,240
                                                                                                       --------
           Total assets                                                                                 701,509
                                                                                                       --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                                              682
       Dividends on capital shares                                                                          327
   Accrued management fees                                                                                  186
   Accrued transfer agent's fees                                                                              8
   Other accrued expenses and payables                                                                       75
                                                                                                       --------
           Total liabilities                                                                              1,278
                                                                                                       --------
               Net assets applicable to capital shares outstanding                                     $700,231
                                                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                     $693,791
   Undistributed net investment income                                                                        4
   Accumulated net realized loss on investments                                                          (6,332)
   Net unrealized appreciation of investments                                                            12,768
                                                                                                       --------
               Net assets applicable to capital shares outstanding                                     $700,231
                                                                                                       ========
   Net asset value, redemption price, and offering price per share:
           Fund Shares (net assets of $673,836/59,657 capital shares outstanding, no par value)        $  11.30
                                                                                                       ========
           Adviser Shares (net assets of $26,395/2,338 capital shares outstanding, no par value)       $  11.29
                                                                                                       ========

See accompanying notes to financial statements.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                                      $12,431
                                                                                                        -------
EXPENSES
   Management fees                                                                                        1,110
   Administration and servicing fees:
       Fund Shares                                                                                          503
       Adviser Shares                                                                                        20
   Transfer agent's fees:
       Fund Shares                                                                                          103
       Adviser Shares                                                                                         6
   Distribution and service fees (Note 6E):
       Adviser Shares                                                                                        33
   Custody and accounting fees:
       Fund Shares                                                                                           57
       Adviser Shares                                                                                         2
   Postage:
       Fund Shares                                                                                            5
   Shareholder reporting fees:
       Fund Shares                                                                                           10
   Trustees' fees                                                                                            16
   Professional fees                                                                                         47
   Other                                                                                                     11
                                                                                                        -------
           Total expenses                                                                                 1,923
                                                                                                        -------
NET INVESTMENT INCOME                                                                                    10,508
                                                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                                         44
   Change in net unrealized appreciation/(depreciation)                                                   5,240
                                                                                                        -------
           Net realized and unrealized gain                                                               5,284
                                                                                                        -------
   Increase in net assets resulting from operations                                                     $15,792
                                                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2017 (unaudited), and year ended March 31, 2017

---------------------------------------------------------------------------------------------------------------
                                                                                        /30/2017      3/31/2017
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                                $ 10,508       $ 21,462
   Net realized gain on investments                                                           44            270
   Change in net unrealized appreciation/(depreciation) of investments                     5,240        (19,873)
                                                                                        -----------------------
       Increase in net assets resulting from operations                                   15,792          1,859
                                                                                        -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                                       (10,099)       (20,696)
       Adviser Shares                                                                       (364)          (718)
                                                                                        -----------------------
           Distributions to shareholders                                                 (10,463)       (21,414)
                                                                                        -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                            10,250         28,331
   Adviser Shares                                                                            704          3,308
                                                                                        -----------------------
       Total net increase in net assets from capital share transactions                   10,954         31,639
                                                                                        -----------------------
   Net increase in net assets                                                             16,283         12,084

NET ASSETS
   Beginning of period                                                                   683,948        671,864
                                                                                        -----------------------
   End of period                                                                        $700,231       $683,948
                                                                                        =======================
Undistributed (overdistribution of) net investment income:
   End of period                                                                        $      4       $    (41)
                                                                                        =======================

See accompanying notes to financial statements.

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Virginia Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

The Fund consists of two classes of shares: Virginia Bond Fund Shares (Fund Shares) and Virginia Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

        are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

    delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended September 30, 2017, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

At March 31, 2017, the Fund had net capital loss carryforwards of $6,377,000, for federal income tax purposes, as shown in the table below.

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                      --------------------------------------
                                    TAX CHARACTER
                      --------------------------------------
                      (NO EXPIRATION)               BALANCE
                      ---------------             ----------
                       Short-Term                 $1,007,000
                       Long-Term                   5,370,000
                                                  ----------
                       Total                      $6,377,000
                                                  ==========

For the six-month period ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2017, were $24,498,000 and $23,260,000, respectively.

As of September 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $23,172,000 and $10,404,000, respectively, resulting in net unrealized appreciation of $12,768,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                                    SIX-MONTH PERIOD ENDED          YEAR ENDED ,
                                                      SEPTEMBER 30, 2017          MARCH 31, 2017
---------------------------------------------------------------------------------------------------
                                                     SHARES         AMOUNT      SHARES       AMOUNT
                                                     ----------------------------------------------
FUND SHARES:
Shares sold                                           2,854       $ 32,276       8,209     $ 94,057
Shares issued from reinvested dividends                 728          8,239       1,443       16,509
Shares redeemed                                      (2,675)       (30,265)     (7,254)     (82,235)
                                                     ----------------------------------------------
Net increase from capital share transactions            907       $ 10,250       2,398     $ 28,331
                                                     ==============================================
ADVISER SHARES:
Shares sold                                             249       $  2,815         842     $  9,641
Shares issued from reinvested dividends                  26            291          49          563
Shares redeemed                                        (213)        (2,402)       (609)      (6,896)
                                                     ----------------------------------------------
Net increase from capital share transactions             62       $    704         282     $  3,308
                                                     ==============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

    Prior to July 27, 2017, the Fund's base fee was accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond Fund and USAA Virginia Money Market Fund

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

    combined. These fees were allocated on a proportional basis to each Fund monthly based upon average net assets.

    For the six-month period ended September 30, 2017, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Virginia Municipal Debt Funds category.

    The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                              ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                           (IN BASIS POINTS)(1)
    ---------------------------------------------------------------------
    +/- 20 to 50                                   +/- 4
    +/- 51 to 100                                  +/- 5
    +/- 101 and greater                            +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    For the six-month period ended September 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $1,110,000, which included a performance adjustment for the Adviser Shares of $(4,000). For the Adviser Shares, the performance adjustment was (0.03)%. For the six-month period ended September 30, 2017, the Fund Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $503,000 and $20,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2017, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - Effective October 12, 2017, the Manager agreed, through July 31, 2018, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2017, the Adviser Shares did not incur any reimbursable expenses.

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2017, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $103,000 and $6,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $33,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2017, USAA and its affiliates owned 448,000 Adviser Shares, which represents 19.2% of the Adviser Shares outstanding and 0.7% of the Fund's total outstanding shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                    -------------------------------------------------------------------------------
                                        2017           2017          2016          2015          2014          2013
                                    -------------------------------------------------------------------------------
Net asset value at
  beginning of period               $  11.21       $  11.52      $  11.53      $  11.17      $  11.60      $  11.40
                                    -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                  .17            .35           .41           .43           .44           .44
  Net realized and
    unrealized gain (loss)               .09           (.31)         (.01)          .35          (.43)          .20
                                    -------------------------------------------------------------------------------
Total from investment
  operations                             .26            .04           .40           .78           .01           .64
                                    -------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.17)          (.35)         (.41)         (.42)         (.44)         (.44)
                                    -------------------------------------------------------------------------------
Net asset value at end
  of period                         $  11.30       $  11.21      $  11.52      $  11.53      $  11.17      $  11.60
                                    ===============================================================================
Total return (%)*                       2.33            .36          3.58          7.10           .23          5.65
Net assets at end
  of period (000)                   $673,836       $658,452      $648,913      $648,331      $595,246      $671,320
Ratios to average
  net assets:**
  Expenses (%)(a)                        .54(b)         .58           .60           .59           .59           .57
  Net investment income (%)            13.02(b)        3.10          3.57          3.70          4.01          3.77
Portfolio turnover (%)                     4             13             3            12             7             6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2017, average net assets were
    $669,208,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                           -           (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                     ------------------------------------------------------------------------------
                                         2017           2017          2016           2015         2014         2013
                                     ------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $ 11.20        $ 11.51       $ 11.53        $ 11.17      $ 11.60      $ 11.40
                                      -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .16            .33           .38            .40          .42          .42
  Net realized and
    unrealized gain (loss)                .09           (.31)         (.02)           .36         (.43)         .20
                                      -----------------------------------------------------------------------------
Total from investment
  operations                              .25            .02           .36            .76         (.01)         .62
                                      -----------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.16)          (.33)         (.38)          (.40)        (.42)        (.42)
                                      -----------------------------------------------------------------------------
Redemption fees added
  to beneficial interests                   -              -           .00(a)           -            -            -
                                      -----------------------------------------------------------------------------
Net asset value at end
  of period                           $ 11.29        $ 11.20       $ 11.51        $ 11.53      $ 11.17      $ 11.60
                                      =============================================================================
Total return (%)*                        2.22            .12          3.24           6.84          .03         5.46
Net assets at end of
  period (000)                        $26,395        $25,496       $22,951        $21,029      $12,701      $11,912
Ratios to average net assets:**
  Expenses (%)(c)                         .78(d)         .81           .84            .84(b)       .79          .76
  Expenses, excluding
    reimbursements (%)(c)                 .78(d)         .81           .84            .84          .79          .76
  Net investment income (%)              2.79(d)        2.85          3.34           3.44         3.80         3.57
Portfolio turnover (%)                      4             13             3             12            7            6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
**  For the six-month period ended September 30, 2017, average net assets were
    $26,145,000.
(a) Represents less than $0.01 per share.
(b) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares'
    average net assets.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                            -           (.00%)(+)     (.00%)(+)      (.00%)(+)    (.00%)(+)    (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2017, through September 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                            BEGINNING              ENDING                DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2017 -
                                          APRIL 1, 2017      SEPTEMBER 30, 2017       SEPTEMBER 30, 2017
                                          --------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00            $1,023.30                  $2.74

Hypothetical
  (5% return before expenses)                1,000.00             1,022.36                   2.74

ADVISER SHARES
Actual                                       1,000.00             1,022.20                   3.95

Hypothetical
  (5% return before expenses)                1,000.00             1,021.16                   3.95

*Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.78% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.33% for Fund Shares and 2.22% for Adviser Shares for the six-month period of April 1, 2017, through September 30, 2017.

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

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                                                        ADVISORY AGREEMENT |  33

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meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as

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34    | USAA VIRGINIA BOND FUND

================================================================================

current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

the Manager. The Board took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016, and was above the average of its performance universe and its Lipper index for the three, five-, and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2016, was in the top 25% of its performance universe for the three-year period ended December 31, 2016, was in the top 5% of its performance universe for the five-year period ended December 31, 2016, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder

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36  | USAA VIRGINIA BOND FUND

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servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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                                                        ADVISORY AGREEMENT |  37

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TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2017

By:*     /S/ KRISTEN MILLAN
         -----------------------------------------------------------
         Signature and Title:  Kristen Millan, Assistant Secretary

Date:      11/27/2017
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      11/27/2017
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/27/2017
         ------------------------------

*Print the name and title of each signing officer under his or her signature.